UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

Fidelity® Strategic Advisers®

Mid Cap Value Portfolio - Initial Class

Annual Report

December 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Life of Fund A
Mid Cap Value - Initial Class	-35.14%	-25.95%

A From April 26, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Advisers® Mid Cap Value Portfolio - Initial Class on April 26, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jonathan Simon, a member of the investment team for sub-adviser J.P. Morgan Investment Management that manages Fidelity® Strategic Advisers® Mid Cap Value Portfolio

By year-end 2008, the vicious credit crisis sparked in the U.S. had spread like wildfire across the world's capital markets, stunting global growth, toppling commodity prices, changing the face of the global financial system and chasing risk-averse investors toward the sidelines. The U.S. equity markets, as measured by the Dow Jones Industrial AverageSM and Standard & Poor's 500SM Index, fell hard as a result, declining 31.93% and 37.00%, respectively, while the technology-laden NASDAQ Composite® Index slid 40.03%. Foreign market stocks saw an even sharper decline, as illustrated by the 43.28% loss of the MSCI® EAFE® Index (Europe, Australasia, Far East), a gauge of developed stock markets outside the U.S. and Canada. A generally stronger U.S. dollar also held back returns for U.S. investors in foreign equities. Emerging-markets stocks - the global performance leader only a year ago - fell harder still, dropping 53.18%, as measured by the MSCI Emerging Markets Index. The only clear winners during the past year were assets backed by the U.S. government, as investors fled from risk. Thus, the Barclays Capital U.S. Treasury Bond Index climbed 13.74% for the year, while the Barclays Capital U.S. Aggregate Bond Index - a broader measure of the U.S. investment-grade bond universe - gained a more modest 5.24%. By contrast, high-yield bonds bore the brunt of investors' increasing wariness over risk, as expressed by the Merrill Lynch® U.S. High Yield Master II Constrained Index's drop of 26.11%. The emerging-markets bond category also felt the shock of investors' risk-averse sentiment, with the JPMorgan Emerging Markets Bond Index (EMBI) Global falling 10.91%. Meanwhile, the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - eked out a 1.69% gain.

For the year, the fund's Initial Class shares fell 35.14%, handily outperforming the Russell Midcap® Value Index, which declined 38.44%. Stock selection in financials and consumer discretionary - especially among retailing names - provided the biggest boost to performance. Our holdings in money market instruments also helped during a down market. Conversely, weak stock selection and a slight overweighting in health care hurt, as did underweighting industrials and our sector positioning in energy. On an individual basis, AutoZone, an auto-parts retailer, was the fund's biggest relative contributor, rising as more people held on to their older cars and opted to do their own repairs instead of paying for service. Paint manufacturer and retailer Sherwin-Williams was another solid performer in consumer discretionary. In financials, ProAssurance, a professional liability insurance provider, didn't have the same issues as other insurers with the subprime mortgage crisis, and its shares posted only a slight decline, helping the fund's relative return. Also in the insurance segment, property and casualty insurer W.R. Berkley posted better-than-expected financial results. Within banks, People's United Financial also rose; their prudent lending standards allowed them to avoid much of the fallout from the subprime mortgage crisis as well. On the downside, with increased market volatility putting pressure on its asset base, Affiliated Managers Group, an asset manager, held back the fund's relative return. Coventry Health Care reduced its earnings expectations several times during the period, as the managed health care company faced rising costs and increased competition, which detracted from its profitability. Not owning integrated energy company Hess and steel producer U.S. Steel also dampened fund performance. Both of these index components rose during the period, and the fund missed out on their gains. AutoZone, Sherwin-Williams, ProAssurance and Affiliated Managers Group were out-of-index holdings.

For the year, the fund's Investor Class shares fell 35.26%, handily outperforming the Russell Midcap® Value Index, which declined 38.44%. Stock selection in financials and consumer discretionary - especially among retailing names - provided the biggest boost to performance. Our holdings in money market instruments also helped during a down market. Conversely, weak stock selection and a slight overweighting in health care hurt, as did underweighting industrials and our sector positioning in energy. On an individual basis, AutoZone, an auto-parts retailer, was the fund's biggest relative contributor, rising as more people held on to their older cars and opted to do their own repairs instead of paying for service. Paint manufacturer and retailer Sherwin-Williams was another solid performer in consumer discretionary. In financials, ProAssurance, a professional liability insurance provider, didn't have the same issues as other insurers with the subprime mortgage crisis, and its shares posted only a slight decline, helping the fund's relative return. Also in the insurance segment, property and casualty insurer W.R. Berkley posted better-than-expected financial results. Within banks, People's United Financial also rose; their prudent lending standards allowed them to avoid much of the fallout from the subprime mortgage crisis as well. On the downside, with increased market volatility putting pressure on its asset base, Affiliated Managers Group, an asset manager, held back the fund's relative return. Coventry Health Care reduced its earnings expectations several times during the period, as the managed health care company faced rising costs and increased competition, which detracted from its profitability. Not owning integrated energy company Hess and steel producer U.S. Steel also dampened fund performance. Both of these index components rose during the period, and the fund missed out on their gains. AutoZone, Sherwin-Williams, ProAssurance and Affiliated Managers Group were out-of-index holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Initial Class	.90%
Actual		$ 1,000.00	$ 715.10	$ 3.88
Hypothetical A		$ 1,000.00	$ 1,020.61	$ 4.57
Investor Class	1.05%
Actual		$ 1,000.00	$ 714.70	$ 4.53
Hypothetical A		$ 1,000.00	$ 1,019.86	$ 5.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Safeway, Inc.	2.2	1.5
American Electric Power Co., Inc.	2.1	1.5
Old Republic International Corp.	1.8	1.1
Alliant Techsystems, Inc.	1.7	1.3
Becton, Dickinson & Co.	1.6	1.0
Marriott International, Inc. Class A	1.6	1.1
Loews Corp.	1.5	1.6
Assurant, Inc.	1.5	1.2
Devon Energy Corp.	1.5	1.4
PG&E Corp.	1.5	1.3
	17.0
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	24.1
Consumer Discretionary	19.2	19.1
Utilities	14.3	12.9
Consumer Staples	6.9	6.6
Industrials	6.6	7.4
Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Stocks 96.7%		Stocks 97.2%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	5.5%	** Foreign investments	6.6%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.3%
WABCO Holdings, Inc.	1,590	$ 25,106
Distributors - 1.1%
Genuine Parts Co.	2,390	90,485
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,280	29,082
Hotels, Restaurants & Leisure - 3.1%
Burger King Holdings, Inc.	2,210	52,775
Darden Restaurants, Inc.	700	19,726
International Game Technology	1,610	19,143
Marriott International, Inc. Class A	6,680	129,926
Vail Resorts, Inc. (a)	1,220	32,452
		254,022
Household Durables - 2.9%
Fortune Brands, Inc.	2,850	117,648
Jarden Corp. (a)	2,670	30,705
M.D.C. Holdings, Inc.	1,490	45,147
Mohawk Industries, Inc. (a)	1,080	46,408
		239,908
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	1,270	65,126
Expedia, Inc. (a)	4,140	34,114
		99,240
Media - 2.5%
A.H. Belo Corp. Class A	3,590	7,826
Cablevision Systems Corp. - NY Group Class A	2,760	46,478
Clear Channel Outdoor Holding, Inc. Class A (a)	5,090	31,304
Lamar Advertising Co. Class A (a)	1,370	17,207
Omnicom Group, Inc.	570	15,344
Scripps Networks Interactive, Inc. Class A	1,300	28,600
Washington Post Co. Class B	158	61,660
		208,419
Multiline Retail - 0.2%
Nordstrom, Inc.	1,150	15,307
Specialty Retail - 5.5%
Abercrombie & Fitch Co. Class A	1,590	36,681
AutoNation, Inc. (a)	4,590	45,349
AutoZone, Inc. (a)	565	78,801
Bed Bath & Beyond, Inc. (a)	770	19,573
Sherwin-Williams Co.	1,680	100,380
Staples, Inc.	2,990	53,581
Tiffany & Co., Inc.	3,870	91,448
TJX Companies, Inc.	1,320	27,152
		452,965
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc. (a)	2,280	47,356
Columbia Sportswear Co.	770	27,235

	Shares	Value
Phillips-Van Heusen Corp.	1,480	$ 29,792
VF Corp.	1,090	59,699
		164,082
TOTAL CONSUMER DISCRETIONARY		1,578,616
CONSUMER STAPLES - 6.9%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	640	32,954
Fomento Economico Mexicano SAB de CV sponsored ADR	1,320	39,772
		72,726
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	470	24,675
Safeway, Inc.	7,670	182,538
SUPERVALU, Inc.	830	12,118
The Great Atlantic & Pacific Tea Co. (a)	3,720	23,324
		242,655
Food Products - 1.8%
Archer Daniels Midland Co.	1,690	48,723
Smithfield Foods, Inc. (a)	1,770	24,904
The J.M. Smucker Co.	1,710	74,146
		147,773
Household Products - 0.4%
Clorox Co.	590	32,780
Tobacco - 0.9%
Lorillard, Inc.	1,260	71,001
TOTAL CONSUMER STAPLES		566,935
ENERGY - 6.1%
Energy Equipment & Services - 0.6%
Helix Energy Solutions Group, Inc. (a)	2,610	18,896
Unit Corp. (a)	1,070	28,590
		47,486
Oil, Gas & Consumable Fuels - 5.5%
CVR Energy, Inc. (a)	4,120	16,480
Devon Energy Corp.	1,840	120,906
Kinder Morgan Management LLC	2,270	90,755
Murphy Oil Corp.	890	39,472
Newfield Exploration Co. (a)	1,220	24,095
Penn Virginia Corp.	350	9,093
Teekay Corp.	4,810	94,517
Williams Companies, Inc.	4,340	62,843
		458,161
TOTAL ENERGY		505,647
FINANCIALS - 26.1%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	480	20,122
Charles Schwab Corp.	3,090	49,965
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Cohen & Steers, Inc.	3,100	$ 34,069
Northern Trust Corp.	430	22,420
T. Rowe Price Group, Inc.	1,760	62,374
		188,950
Commercial Banks - 5.7%
City National Corp.	1,430	69,641
Cullen/Frost Bankers, Inc.	2,350	119,098
M&T Bank Corp.	1,630	93,578
Synovus Financial Corp.	8,400	69,720
United Community Banks, Inc., Georgia	2,184	29,659
Wilmington Trust Corp., Delaware	3,250	72,280
Zions Bancorp	770	18,873
		472,849
Insurance - 10.6%
Assurant, Inc.	4,060	121,800
Cincinnati Financial Corp.	2,290	66,570
Everest Re Group Ltd.	1,410	107,357
Loews Corp.	4,400	124,300
Old Republic International Corp.	12,340	147,093
OneBeacon Insurance Group Ltd.	6,910	72,140
Principal Financial Group, Inc.	2,040	46,043
ProAssurance Corp. (a)	2,200	116,116
Protective Life Corp.	1,380	19,803
W.R. Berkley Corp.	1,630	50,530
		871,752
Real Estate Investment Trusts - 4.5%
Cousins Properties, Inc.	3,090	42,797
Kimco Realty Corp.	4,590	83,905
PS Business Parks, Inc.	970	43,320
Public Storage	240	19,080
Rayonier, Inc.	380	11,913
Regency Centers Corp.	1,690	78,923
Ventas, Inc.	880	29,542
Vornado Realty Trust	1,000	60,350
		369,830
Real Estate Management & Development - 1.3%
Brookfield Asset Management, Inc. Class A	2,900	44,214
Brookfield Properties Corp.	3,960	30,611
Jones Lang LaSalle, Inc.	1,050	29,085
		103,910
Thrifts & Mortgage Finance - 1.7%
Hudson City Bancorp, Inc.	2,370	37,825
People's United Financial, Inc.	5,540	98,778
		136,603
TOTAL FINANCIALS		2,143,894

	Shares	Value
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	1,900	$ 129,941
Health Care Providers & Services - 2.5%
Community Health Systems, Inc. (a)	2,100	30,618
Coventry Health Care, Inc. (a)	2,500	37,200
Lincare Holdings, Inc. (a)	2,280	61,400
VCA Antech, Inc. (a)	3,740	74,351
		203,569
TOTAL HEALTH CARE		333,510
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.8%
Alliant Techsystems, Inc. (a)	1,580	135,501
Precision Castparts Corp.	1,230	73,160
Spirit AeroSystems Holdings, Inc. Class A (a)	1,920	19,526
		228,187
Building Products - 0.5%
Owens Corning (a)	2,290	39,617
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	3,310	82,055
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	2,530	52,371
Machinery - 1.7%
Dover Corp.	1,510	49,709
Harsco Corp.	1,190	32,868
Kennametal, Inc.	2,300	51,037
Oshkosh Co.	900	8,001
		141,615
TOTAL INDUSTRIALS		543,845
INFORMATION TECHNOLOGY - 5.7%
Computers & Peripherals - 0.5%
NCR Corp. (a)	2,760	38,999
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	2,790	66,904
Arrow Electronics, Inc. (a)	4,060	76,490
Tyco Electronics Ltd.	4,090	66,299
		209,693
IT Services - 1.9%
Fidelity National Information Services, Inc.	2,620	42,627
Lender Processing Services, Inc.	1,305	38,432
The Western Union Co.	950	13,623
Total System Services, Inc.	4,359	61,026
		155,708
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.8%
Jack Henry & Associates, Inc.	3,420	$ 66,382
TOTAL INFORMATION TECHNOLOGY		470,782
MATERIALS - 5.4%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	620	31,167
Albemarle Corp.	4,170	92,991
Intrepid Potash, Inc.	600	12,462
Lubrizol Corp.	1,250	45,488
PPG Industries, Inc.	1,520	64,494
Sigma Aldrich Corp.	1,230	51,955
		298,557
Construction Materials - 0.3%
Vulcan Materials Co.	310	21,570
Containers & Packaging - 1.3%
Ball Corp.	2,130	88,587
Temple-Inland, Inc.	3,080	14,784
		103,371
Metals & Mining - 0.2%
Century Aluminum Co. (a)	2,010	20,100
TOTAL MATERIALS		443,598
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	1,690	46,188
Windstream Corp.	2,380	21,896
		68,084
Wireless Telecommunication Services - 0.9%
U.S. Cellular Corp. (a)	1,700	73,508
TOTAL TELECOMMUNICATION SERVICES		141,592
UTILITIES - 14.3%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	5,110	170,061
Edison International	2,360	75,803
FirstEnergy Corp.	1,450	70,441
Westar Energy, Inc.	4,920	100,909
		417,214

	Shares	Value
Gas Utilities - 3.3%
Energen Corp.	3,330	$ 97,669
Equitable Resources, Inc.	2,490	83,540
ONEOK, Inc.	2,120	61,734
Questar Corp.	850	27,770
		270,713
Multi-Utilities - 5.4%
CMS Energy Corp.	10,750	108,575
MDU Resources Group, Inc.	2,760	59,561
NSTAR	2,330	85,022
PG&E Corp.	3,090	119,614
Xcel Energy, Inc.	3,600	66,780
		439,552
Water Utilities - 0.5%
American Water Works Co., Inc.	2,120	44,266
TOTAL UTILITIES		1,171,745
TOTAL COMMON STOCKS (Cost $10,133,777)		7,900,164
Nonconvertible Preferred Stocks - 0.6%

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc. (special)	1,740	48,894
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $66,314)		48,894
Money Market Funds - 3.0%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $248,650)	248,650	248,650
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $10,448,741)	8,197,708
NET OTHER ASSETS - 0.3%	24,935
NET ASSETS - 100%	$ 8,222,643
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,197,708	$ 8,197,708	$ -	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $970,455 of which $53,015 and $917,440 will expire on December 31, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $108,877 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,448,741)		$ 8,197,708
Receivable for investments sold		25,057
Receivable for fund shares sold		4,438
Dividends receivable		14,734
Total assets		8,241,937

Liabilities
Payable for investments purchased	$ 8,501
Payable for fund shares redeemed	4,633
Accrued management fee	5,040
Other affiliated payables	1,120
Total liabilities		19,294

Net Assets		$ 8,222,643
Net Assets consist of:
Paid in capital		$ 11,786,540
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,312,864)
Net unrealized appreciation (depreciation) on investments		(2,251,033)
Net Assets		$ 8,222,643

Statement of Assets and Liabilities - continued

December 31, 2008

Initial Class: Net Asset Value, offering price and redemption price per share ($4,383,674 ÷ 742,331 shares)	$ 5.91

Investor Class: Net Asset Value, offering price and redemption price per share ($3,838,969 ÷ 649,971 shares)	$ 5.91

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2008

Investment Income
Dividends		$ 157,532
Interest		6,911
Total income		164,443

Expenses
Management fee	$ 59,914
Transfer agent fees	6,449
Accounting fees and expenses	2,914
Independent trustees' compensation	4,390
Total expenses		73,667
Net investment income (loss)		90,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,128,549)
Foreign currency transactions	(341)
Total net realized gain (loss)		(1,128,890)
Change in net unrealized appreciation (depreciation) on investment securities		(1,858,546)
Net gain (loss)		(2,987,436)
Net increase (decrease) in net assets resulting from operations		$ (2,896,660)

Statement of Changes in Net Assets

	Year ended December 31, 2008	For the period April 26, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,776	$ 44,997
Net realized gain (loss)	(1,128,890)	(184,111)
Change in net unrealized appreciation (depreciation)	(1,858,546)	(392,487)
Net increase (decrease) in net assets resulting from operations	(2,896,660)	(531,601)
Distributions to shareholders from net investment income	(93,151)	(44,285)
Share transactions - net increase (decrease)	4,068,496	7,719,844
Total increase (decrease) in net assets	1,078,685	7,143,958

Net Assets
Beginning of period	7,143,958	-
End of period (including undistributed net investment income of $0 and undistributed net investment income of $774, respectively)	$ 8,222,643	$ 7,143,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.07
Net realized and unrealized gain (loss)	(3.35)	(.78)
Total from investment operations	(3.25)	(.71)
Distributions from net investment income	(.07)	(.06)
Net asset value, end of period	$ 5.91	$ 9.23
Total Return B, C	(35.14)%	(7.07)%
Ratios to Average Net Assets F
Expenses before reductions	.90%	.90% A
Expenses net of fee waivers, if any	.90%	.90% A
Expenses net of all reductions	.90%	.90% A
Net investment income (loss)	1.30%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,384	$ 3,223
Portfolio turnover rate	85%	69% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.06
Net realized and unrealized gain (loss)	(3.35)	(.78)
Total from investment operations	(3.26)	(.72)
Distributions from net investment income	(.06)	(.05)
Net asset value, end of period	$ 5.91	$ 9.23
Total Return B, C	(35.26)%	(7.16)%
Ratios to Average Net Assets F
Expenses before reductions	1.05%	1.05% A
Expenses net of fee waivers, if any	1.05%	1.05% A
Expenses net of all reductions	1.05%	1.05% A
Net investment income (loss)	1.15%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,839	$ 3,921
Portfolio turnover rate	85%	69% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Strategic Advisers Mid Cap Value Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers Initial Class shares and Investor Class shares, each of which has equal voting rights to assets and voting privileges. Each class has exclusive voting rights with respect to the matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 303,384
Unrealized depreciation	(2,787,903)
Net unrealized appreciation (depreciation)	(2,484,519)
Capital loss carryforward	(970,455)

Cost for federal income tax purposes	$ 10,682,227

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 93,151	$ 44,285

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,337,439 and $6,284,698, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .80% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .90% and 1.05% of Initial Class' and Investor Class' average net assets, respectively. For the period ended December 31, 2008, the Fund only accrued management fees, accounting fees, Investor Class' transfer agent fees, a portion of Trustees' compensation and a portion of Initial Class' transfer agent fees. The Fund did not accrue custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. J.P. Morgan Investment Management, Inc. (JPMIM), serves as sub-adviser for the Fund. JPMIM provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .07% and .15% of average net assets for the Initial Class and Investor Class, respectively. Prior to February 1, 2008, FIIOC received an asset-based fee of .18% of average net assets for the Investor Class. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at the annual rate of .00% and .15% (.03% and .18% prior to February 1, 2008), respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Initial Class	$ 83.00
Investor Class	6,366.15
	$ 6,449

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007A
From net investment income
Initial Class	$ 52,876	$ 21,831
Investor Class	40,275	22,454
Total	$ 93,151	$ 44,285

A For the period April 26, 2007 (commencement of operations) to December 31, 2007.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007A	2008	2007A
Initial Class
Shares sold	560,145	400,213	$ 3,677,310	$ 3,989,414
Reinvestment of distributions	9,386	2,360	52,876	21,831
Shares redeemed	(176,398)	(53,375)	(1,295,054)	(516,258)
Net increase (decrease)	393,133	349,198	$ 2,435,132	$ 3,494,987
Investor Class
Shares sold	474,748	490,942	$ 3,644,242	$ 4,870,176
Reinvestment of distributions	7,137	2,427	40,275	22,454
Shares redeemed	(256,705)	(68,578)	(2,051,153)	(667,773)
Net increase (decrease)	225,180	424,791	$ 1,633,364	$ 4,224,857

A For the period April 26, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Fidelity Strategic Advisers Mid Cap Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Advisers Mid Cap Value Portfolio (a fund of Fidelity Rutland Square Trust II) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Advisers Mid Cap Value Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Howard E. Cox, Jr., Boyce I. Greer, and Karen Kaplan, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee nine funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees 18 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (47)

Year of Election or Appointment: 2006

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research (1994-present) and a Director of Zipcar, Inc. (2003-
present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEIGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004).

Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Mr. Cox serves as a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-
present). Previously, Mr. Cox served as a member of the Board of Directors of Centene Corp. (healthcare services, 1993-2003). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Ralph F. Cox (76)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Mr. Cox is a Director of CH2M Hill Companies (engineering, 1981-present) and Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of Texas A&M University (1982-present) and the University of Texas at Austin (1983-present). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., (advertising and specialized marketing, 2007-present). Mr. Kaplan has served in various capacities at the firm since 1982. Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006).

Executive Officers**:

Correspondence intended for each executive officer and Mr. Murphy may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephen D. Fisher (46)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of Strategic Advisers Mid Cap Value. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (53)

Year of Election or Appointment: 2007

President and Treasurer of Strategic Advisers Mid Cap Value. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of Fidelity Investments.

Charles V. Senatore (54)

Year of Election or Appointment: 2007

Chief Compliance Officer of Strategic Advisers Mid Cap Value. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

Holly C. Laurent (54)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of Strategic Advisers Mid Cap Value. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2007

Chief Financial Officer (CFO) of Strategic Advisers Mid Cap Value. Mr. Christian also serves as CFO of other Fidelity funds (2008-present). Mr. Christian is a Senior Vice President for Fidelity Pricing & Cash Management Services (FPCMS) (2004-present) and Vice President (2003-2004). Prior to joining Fidelity Investments, Mr. Christian was a Senior Vice President at Scudderkemper Investments (2000-2003).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of Strategic Advisers Mid Cap Value. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

J.P. Morgan Investment Management Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

F-MCV-I-ANN-0209
1.891049.100

Fidelity® Strategic Advisers®

Mid Cap Value Portfolio - Investor Class

Annual Report

December 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Life of Fund A
Mid Cap Value - Investor Class	-35.26%	-26.07%

A From April 26, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Advisers® Mid Cap Value Portfolio - Investor Class on April 26, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jonathan Simon, a member of the investment team for sub-adviser J.P. Morgan Investment Management that manages Fidelity® Strategic Advisers® Mid Cap Value Portfolio

By year-end 2008, the vicious credit crisis sparked in the U.S. had spread like wildfire across the world's capital markets, stunting global growth, toppling commodity prices, changing the face of the global financial system and chasing risk-averse investors toward the sidelines. The U.S. equity markets, as measured by the Dow Jones Industrial AverageSM and Standard & Poor's 500SM Index, fell hard as a result, declining 31.93% and 37.00%, respectively, while the technology-laden NASDAQ Composite® Index slid 40.03%. Foreign market stocks saw an even sharper decline, as illustrated by the 43.28% loss of the MSCI® EAFE® Index (Europe, Australasia, Far East), a gauge of developed stock markets outside the U.S. and Canada. A generally stronger U.S. dollar also held back returns for U.S. investors in foreign equities. Emerging-markets stocks - the global performance leader only a year ago - fell harder still, dropping 53.18%, as measured by the MSCI Emerging Markets Index. The only clear winners during the past year were assets backed by the U.S. government, as investors fled from risk. Thus, the Barclays Capital U.S. Treasury Bond Index climbed 13.74% for the year, while the Barclays Capital U.S. Aggregate Bond Index - a broader measure of the U.S. investment-grade bond universe - gained a more modest 5.24%. By contrast, high-yield bonds bore the brunt of investors' increasing wariness over risk, as expressed by the Merrill Lynch® U.S. High Yield Master II Constrained Index's drop of 26.11%. The emerging-markets bond category also felt the shock of investors' risk-averse sentiment, with the JPMorgan Emerging Markets Bond Index (EMBI) Global falling 10.91%. Meanwhile, the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - eked out a 1.69% gain.

For the year, the fund's Initial Class shares fell 35.14%, handily outperforming the Russell Midcap® Value Index, which declined 38.44%. Stock selection in financials and consumer discretionary - especially among retailing names - provided the biggest boost to performance. Our holdings in money market instruments also helped during a down market. Conversely, weak stock selection and a slight overweighting in health care hurt, as did underweighting industrials and our sector positioning in energy. On an individual basis, AutoZone, an auto-parts retailer, was the fund's biggest relative contributor, rising as more people held on to their older cars and opted to do their own repairs instead of paying for service. Paint manufacturer and retailer Sherwin-Williams was another solid performer in consumer discretionary. In financials, ProAssurance, a professional liability insurance provider, didn't have the same issues as other insurers with the subprime mortgage crisis, and its shares posted only a slight decline, helping the fund's relative return. Also in the insurance segment, property and casualty insurer W.R. Berkley posted better-than-expected financial results. Within banks, People's United Financial also rose; their prudent lending standards allowed them to avoid much of the fallout from the subprime mortgage crisis as well. On the downside, with increased market volatility putting pressure on its asset base, Affiliated Managers Group, an asset manager, held back the fund's relative return. Coventry Health Care reduced its earnings expectations several times during the period, as the managed health care company faced rising costs and increased competition, which detracted from its profitability. Not owning integrated energy company Hess and steel producer U.S. Steel also dampened fund performance. Both of these index components rose during the period, and the fund missed out on their gains. AutoZone, Sherwin-Williams, ProAssurance and Affiliated Managers Group were out-of-index holdings.

For the year, the fund's Investor Class shares fell 35.26%, handily outperforming the Russell Midcap® Value Index, which declined 38.44%. Stock selection in financials and consumer discretionary - especially among retailing names - provided the biggest boost to performance. Our holdings in money market instruments also helped during a down market. Conversely, weak stock selection and a slight overweighting in health care hurt, as did underweighting industrials and our sector positioning in energy. On an individual basis, AutoZone, an auto-parts retailer, was the fund's biggest relative contributor, rising as more people held on to their older cars and opted to do their own repairs instead of paying for service. Paint manufacturer and retailer Sherwin-Williams was another solid performer in consumer discretionary. In financials, ProAssurance, a professional liability insurance provider, didn't have the same issues as other insurers with the subprime mortgage crisis, and its shares posted only a slight decline, helping the fund's relative return. Also in the insurance segment, property and casualty insurer W.R. Berkley posted better-than-expected financial results. Within banks, People's United Financial also rose; their prudent lending standards allowed them to avoid much of the fallout from the subprime mortgage crisis as well. On the downside, with increased market volatility putting pressure on its asset base, Affiliated Managers Group, an asset manager, held back the fund's relative return. Coventry Health Care reduced its earnings expectations several times during the period, as the managed health care company faced rising costs and increased competition, which detracted from its profitability. Not owning integrated energy company Hess and steel producer U.S. Steel also dampened fund performance. Both of these index components rose during the period, and the fund missed out on their gains. AutoZone, Sherwin-Williams, ProAssurance and Affiliated Managers Group were out-of-index holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Initial Class	.90%
Actual		$ 1,000.00	$ 715.10	$ 3.88
Hypothetical A		$ 1,000.00	$ 1,020.61	$ 4.57
Investor Class	1.05%
Actual		$ 1,000.00	$ 714.70	$ 4.53
Hypothetical A		$ 1,000.00	$ 1,019.86	$ 5.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Safeway, Inc.	2.2	1.5
American Electric Power Co., Inc.	2.1	1.5
Old Republic International Corp.	1.8	1.1
Alliant Techsystems, Inc.	1.7	1.3
Becton, Dickinson & Co.	1.6	1.0
Marriott International, Inc. Class A	1.6	1.1
Loews Corp.	1.5	1.6
Assurant, Inc.	1.5	1.2
Devon Energy Corp.	1.5	1.4
PG&E Corp.	1.5	1.3
	17.0
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	24.1
Consumer Discretionary	19.2	19.1
Utilities	14.3	12.9
Consumer Staples	6.9	6.6
Industrials	6.6	7.4
Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Stocks 96.7%		Stocks 97.2%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	5.5%	** Foreign investments	6.6%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.3%
WABCO Holdings, Inc.	1,590	$ 25,106
Distributors - 1.1%
Genuine Parts Co.	2,390	90,485
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,280	29,082
Hotels, Restaurants & Leisure - 3.1%
Burger King Holdings, Inc.	2,210	52,775
Darden Restaurants, Inc.	700	19,726
International Game Technology	1,610	19,143
Marriott International, Inc. Class A	6,680	129,926
Vail Resorts, Inc. (a)	1,220	32,452
		254,022
Household Durables - 2.9%
Fortune Brands, Inc.	2,850	117,648
Jarden Corp. (a)	2,670	30,705
M.D.C. Holdings, Inc.	1,490	45,147
Mohawk Industries, Inc. (a)	1,080	46,408
		239,908
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	1,270	65,126
Expedia, Inc. (a)	4,140	34,114
		99,240
Media - 2.5%
A.H. Belo Corp. Class A	3,590	7,826
Cablevision Systems Corp. - NY Group Class A	2,760	46,478
Clear Channel Outdoor Holding, Inc. Class A (a)	5,090	31,304
Lamar Advertising Co. Class A (a)	1,370	17,207
Omnicom Group, Inc.	570	15,344
Scripps Networks Interactive, Inc. Class A	1,300	28,600
Washington Post Co. Class B	158	61,660
		208,419
Multiline Retail - 0.2%
Nordstrom, Inc.	1,150	15,307
Specialty Retail - 5.5%
Abercrombie & Fitch Co. Class A	1,590	36,681
AutoNation, Inc. (a)	4,590	45,349
AutoZone, Inc. (a)	565	78,801
Bed Bath & Beyond, Inc. (a)	770	19,573
Sherwin-Williams Co.	1,680	100,380
Staples, Inc.	2,990	53,581
Tiffany & Co., Inc.	3,870	91,448
TJX Companies, Inc.	1,320	27,152
		452,965
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc. (a)	2,280	47,356
Columbia Sportswear Co.	770	27,235

	Shares	Value
Phillips-Van Heusen Corp.	1,480	$ 29,792
VF Corp.	1,090	59,699
		164,082
TOTAL CONSUMER DISCRETIONARY		1,578,616
CONSUMER STAPLES - 6.9%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	640	32,954
Fomento Economico Mexicano SAB de CV sponsored ADR	1,320	39,772
		72,726
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	470	24,675
Safeway, Inc.	7,670	182,538
SUPERVALU, Inc.	830	12,118
The Great Atlantic & Pacific Tea Co. (a)	3,720	23,324
		242,655
Food Products - 1.8%
Archer Daniels Midland Co.	1,690	48,723
Smithfield Foods, Inc. (a)	1,770	24,904
The J.M. Smucker Co.	1,710	74,146
		147,773
Household Products - 0.4%
Clorox Co.	590	32,780
Tobacco - 0.9%
Lorillard, Inc.	1,260	71,001
TOTAL CONSUMER STAPLES		566,935
ENERGY - 6.1%
Energy Equipment & Services - 0.6%
Helix Energy Solutions Group, Inc. (a)	2,610	18,896
Unit Corp. (a)	1,070	28,590
		47,486
Oil, Gas & Consumable Fuels - 5.5%
CVR Energy, Inc. (a)	4,120	16,480
Devon Energy Corp.	1,840	120,906
Kinder Morgan Management LLC	2,270	90,755
Murphy Oil Corp.	890	39,472
Newfield Exploration Co. (a)	1,220	24,095
Penn Virginia Corp.	350	9,093
Teekay Corp.	4,810	94,517
Williams Companies, Inc.	4,340	62,843
		458,161
TOTAL ENERGY		505,647
FINANCIALS - 26.1%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	480	20,122
Charles Schwab Corp.	3,090	49,965
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Cohen & Steers, Inc.	3,100	$ 34,069
Northern Trust Corp.	430	22,420
T. Rowe Price Group, Inc.	1,760	62,374
		188,950
Commercial Banks - 5.7%
City National Corp.	1,430	69,641
Cullen/Frost Bankers, Inc.	2,350	119,098
M&T Bank Corp.	1,630	93,578
Synovus Financial Corp.	8,400	69,720
United Community Banks, Inc., Georgia	2,184	29,659
Wilmington Trust Corp., Delaware	3,250	72,280
Zions Bancorp	770	18,873
		472,849
Insurance - 10.6%
Assurant, Inc.	4,060	121,800
Cincinnati Financial Corp.	2,290	66,570
Everest Re Group Ltd.	1,410	107,357
Loews Corp.	4,400	124,300
Old Republic International Corp.	12,340	147,093
OneBeacon Insurance Group Ltd.	6,910	72,140
Principal Financial Group, Inc.	2,040	46,043
ProAssurance Corp. (a)	2,200	116,116
Protective Life Corp.	1,380	19,803
W.R. Berkley Corp.	1,630	50,530
		871,752
Real Estate Investment Trusts - 4.5%
Cousins Properties, Inc.	3,090	42,797
Kimco Realty Corp.	4,590	83,905
PS Business Parks, Inc.	970	43,320
Public Storage	240	19,080
Rayonier, Inc.	380	11,913
Regency Centers Corp.	1,690	78,923
Ventas, Inc.	880	29,542
Vornado Realty Trust	1,000	60,350
		369,830
Real Estate Management & Development - 1.3%
Brookfield Asset Management, Inc. Class A	2,900	44,214
Brookfield Properties Corp.	3,960	30,611
Jones Lang LaSalle, Inc.	1,050	29,085
		103,910
Thrifts & Mortgage Finance - 1.7%
Hudson City Bancorp, Inc.	2,370	37,825
People's United Financial, Inc.	5,540	98,778
		136,603
TOTAL FINANCIALS		2,143,894

	Shares	Value
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	1,900	$ 129,941
Health Care Providers & Services - 2.5%
Community Health Systems, Inc. (a)	2,100	30,618
Coventry Health Care, Inc. (a)	2,500	37,200
Lincare Holdings, Inc. (a)	2,280	61,400
VCA Antech, Inc. (a)	3,740	74,351
		203,569
TOTAL HEALTH CARE		333,510
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.8%
Alliant Techsystems, Inc. (a)	1,580	135,501
Precision Castparts Corp.	1,230	73,160
Spirit AeroSystems Holdings, Inc. Class A (a)	1,920	19,526
		228,187
Building Products - 0.5%
Owens Corning (a)	2,290	39,617
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	3,310	82,055
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	2,530	52,371
Machinery - 1.7%
Dover Corp.	1,510	49,709
Harsco Corp.	1,190	32,868
Kennametal, Inc.	2,300	51,037
Oshkosh Co.	900	8,001
		141,615
TOTAL INDUSTRIALS		543,845
INFORMATION TECHNOLOGY - 5.7%
Computers & Peripherals - 0.5%
NCR Corp. (a)	2,760	38,999
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	2,790	66,904
Arrow Electronics, Inc. (a)	4,060	76,490
Tyco Electronics Ltd.	4,090	66,299
		209,693
IT Services - 1.9%
Fidelity National Information Services, Inc.	2,620	42,627
Lender Processing Services, Inc.	1,305	38,432
The Western Union Co.	950	13,623
Total System Services, Inc.	4,359	61,026
		155,708
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.8%
Jack Henry & Associates, Inc.	3,420	$ 66,382
TOTAL INFORMATION TECHNOLOGY		470,782
MATERIALS - 5.4%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	620	31,167
Albemarle Corp.	4,170	92,991
Intrepid Potash, Inc.	600	12,462
Lubrizol Corp.	1,250	45,488
PPG Industries, Inc.	1,520	64,494
Sigma Aldrich Corp.	1,230	51,955
		298,557
Construction Materials - 0.3%
Vulcan Materials Co.	310	21,570
Containers & Packaging - 1.3%
Ball Corp.	2,130	88,587
Temple-Inland, Inc.	3,080	14,784
		103,371
Metals & Mining - 0.2%
Century Aluminum Co. (a)	2,010	20,100
TOTAL MATERIALS		443,598
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	1,690	46,188
Windstream Corp.	2,380	21,896
		68,084
Wireless Telecommunication Services - 0.9%
U.S. Cellular Corp. (a)	1,700	73,508
TOTAL TELECOMMUNICATION SERVICES		141,592
UTILITIES - 14.3%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	5,110	170,061
Edison International	2,360	75,803
FirstEnergy Corp.	1,450	70,441
Westar Energy, Inc.	4,920	100,909
		417,214

	Shares	Value
Gas Utilities - 3.3%
Energen Corp.	3,330	$ 97,669
Equitable Resources, Inc.	2,490	83,540
ONEOK, Inc.	2,120	61,734
Questar Corp.	850	27,770
		270,713
Multi-Utilities - 5.4%
CMS Energy Corp.	10,750	108,575
MDU Resources Group, Inc.	2,760	59,561
NSTAR	2,330	85,022
PG&E Corp.	3,090	119,614
Xcel Energy, Inc.	3,600	66,780
		439,552
Water Utilities - 0.5%
American Water Works Co., Inc.	2,120	44,266
TOTAL UTILITIES		1,171,745
TOTAL COMMON STOCKS (Cost $10,133,777)		7,900,164
Nonconvertible Preferred Stocks - 0.6%

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc. (special)	1,740	48,894
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $66,314)		48,894
Money Market Funds - 3.0%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $248,650)	248,650	248,650
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $10,448,741)	8,197,708
NET OTHER ASSETS - 0.3%	24,935
NET ASSETS - 100%	$ 8,222,643
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,197,708	$ 8,197,708	$ -	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $970,455 of which $53,015 and $917,440 will expire on December 31, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $108,877 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,448,741)		$ 8,197,708
Receivable for investments sold		25,057
Receivable for fund shares sold		4,438
Dividends receivable		14,734
Total assets		8,241,937

Liabilities
Payable for investments purchased	$ 8,501
Payable for fund shares redeemed	4,633
Accrued management fee	5,040
Other affiliated payables	1,120
Total liabilities		19,294

Net Assets		$ 8,222,643
Net Assets consist of:
Paid in capital		$ 11,786,540
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,312,864)
Net unrealized appreciation (depreciation) on investments		(2,251,033)
Net Assets		$ 8,222,643

Statement of Assets and Liabilities - continued

December 31, 2008

Initial Class: Net Asset Value, offering price and redemption price per share ($4,383,674 ÷ 742,331 shares)	$ 5.91

Investor Class: Net Asset Value, offering price and redemption price per share ($3,838,969 ÷ 649,971 shares)	$ 5.91

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2008

Investment Income
Dividends		$ 157,532
Interest		6,911
Total income		164,443

Expenses
Management fee	$ 59,914
Transfer agent fees	6,449
Accounting fees and expenses	2,914
Independent trustees' compensation	4,390
Total expenses		73,667
Net investment income (loss)		90,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,128,549)
Foreign currency transactions	(341)
Total net realized gain (loss)		(1,128,890)
Change in net unrealized appreciation (depreciation) on investment securities		(1,858,546)
Net gain (loss)		(2,987,436)
Net increase (decrease) in net assets resulting from operations		$ (2,896,660)

Statement of Changes in Net Assets

	Year ended December 31, 2008	For the period April 26, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,776	$ 44,997
Net realized gain (loss)	(1,128,890)	(184,111)
Change in net unrealized appreciation (depreciation)	(1,858,546)	(392,487)
Net increase (decrease) in net assets resulting from operations	(2,896,660)	(531,601)
Distributions to shareholders from net investment income	(93,151)	(44,285)
Share transactions - net increase (decrease)	4,068,496	7,719,844
Total increase (decrease) in net assets	1,078,685	7,143,958

Net Assets
Beginning of period	7,143,958	-
End of period (including undistributed net investment income of $0 and undistributed net investment income of $774, respectively)	$ 8,222,643	$ 7,143,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.07
Net realized and unrealized gain (loss)	(3.35)	(.78)
Total from investment operations	(3.25)	(.71)
Distributions from net investment income	(.07)	(.06)
Net asset value, end of period	$ 5.91	$ 9.23
Total Return B, C	(35.14)%	(7.07)%
Ratios to Average Net Assets F
Expenses before reductions	.90%	.90% A
Expenses net of fee waivers, if any	.90%	.90% A
Expenses net of all reductions	.90%	.90% A
Net investment income (loss)	1.30%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,384	$ 3,223
Portfolio turnover rate	85%	69% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.06
Net realized and unrealized gain (loss)	(3.35)	(.78)
Total from investment operations	(3.26)	(.72)
Distributions from net investment income	(.06)	(.05)
Net asset value, end of period	$ 5.91	$ 9.23
Total Return B, C	(35.26)%	(7.16)%
Ratios to Average Net Assets F
Expenses before reductions	1.05%	1.05% A
Expenses net of fee waivers, if any	1.05%	1.05% A
Expenses net of all reductions	1.05%	1.05% A
Net investment income (loss)	1.15%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,839	$ 3,921
Portfolio turnover rate	85%	69% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Strategic Advisers Mid Cap Value Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers Initial Class shares and Investor Class shares, each of which has equal voting rights to assets and voting privileges. Each class has exclusive voting rights with respect to the matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 303,384
Unrealized depreciation	(2,787,903)
Net unrealized appreciation (depreciation)	(2,484,519)
Capital loss carryforward	(970,455)

Cost for federal income tax purposes	$ 10,682,227

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 93,151	$ 44,285

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,337,439 and $6,284,698, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .80% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .90% and 1.05% of Initial Class' and Investor Class' average net assets, respectively. For the period ended December 31, 2008, the Fund only accrued management fees, accounting fees, Investor Class' transfer agent fees, a portion of Trustees' compensation and a portion of Initial Class' transfer agent fees. The Fund did not accrue custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. J.P. Morgan Investment Management, Inc. (JPMIM), serves as sub-adviser for the Fund. JPMIM provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .07% and .15% of average net assets for the Initial Class and Investor Class, respectively. Prior to February 1, 2008, FIIOC received an asset-based fee of .18% of average net assets for the Investor Class. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at the annual rate of .00% and .15% (.03% and .18% prior to February 1, 2008), respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Initial Class	$ 83.00
Investor Class	6,366.15
	$ 6,449

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007A
From net investment income
Initial Class	$ 52,876	$ 21,831
Investor Class	40,275	22,454
Total	$ 93,151	$ 44,285

A For the period April 26, 2007 (commencement of operations) to December 31, 2007.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007A	2008	2007A
Initial Class
Shares sold	560,145	400,213	$ 3,677,310	$ 3,989,414
Reinvestment of distributions	9,386	2,360	52,876	21,831
Shares redeemed	(176,398)	(53,375)	(1,295,054)	(516,258)
Net increase (decrease)	393,133	349,198	$ 2,435,132	$ 3,494,987
Investor Class
Shares sold	474,748	490,942	$ 3,644,242	$ 4,870,176
Reinvestment of distributions	7,137	2,427	40,275	22,454
Shares redeemed	(256,705)	(68,578)	(2,051,153)	(667,773)
Net increase (decrease)	225,180	424,791	$ 1,633,364	$ 4,224,857

A For the period April 26, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Fidelity Strategic Advisers Mid Cap Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Advisers Mid Cap Value Portfolio (a fund of Fidelity Rutland Square Trust II) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Advisers Mid Cap Value Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Howard E. Cox, Jr., Boyce I. Greer, and Karen Kaplan, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee nine funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees 18 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (47)

Year of Election or Appointment: 2006

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research (1994-present) and a Director of Zipcar, Inc. (2003-
present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEIGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004).

Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Mr. Cox serves as a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-
present). Previously, Mr. Cox served as a member of the Board of Directors of Centene Corp. (healthcare services, 1993-2003). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Ralph F. Cox (76)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Mr. Cox is a Director of CH2M Hill Companies (engineering, 1981-present) and Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of Texas A&M University (1982-present) and the University of Texas at Austin (1983-present). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., (advertising and specialized marketing, 2007-present). Mr. Kaplan has served in various capacities at the firm since 1982. Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006).

Executive Officers**:

Correspondence intended for each executive officer and Mr. Murphy may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephen D. Fisher (46)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of Strategic Advisers Mid Cap Value. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (53)

Year of Election or Appointment: 2007

President and Treasurer of Strategic Advisers Mid Cap Value. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of Fidelity Investments.

Charles V. Senatore (54)

Year of Election or Appointment: 2007

Chief Compliance Officer of Strategic Advisers Mid Cap Value. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

Holly C. Laurent (54)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of Strategic Advisers Mid Cap Value. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2007

Chief Financial Officer (CFO) of Strategic Advisers Mid Cap Value. Mr. Christian also serves as CFO of other Fidelity funds (2008-present). Mr. Christian is a Senior Vice President for Fidelity Pricing & Cash Management Services (FPCMS) (2004-present) and Vice President (2003-2004). Prior to joining Fidelity Investments, Mr. Christian was a Senior Vice President at Scudderkemper Investments (2000-2003).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of Strategic Advisers Mid Cap Value. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

J.P. Morgan Investment Management Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

F-MCV-INV-ANN-0209
1.891055.100

Fidelity® Strategic Advisers®

Small Cap Portfolio - Initial Class

Annual Report

December 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Life of Fund A
Small Cap - Initial Class	-38.42%	-29.38%

A From April 27, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Advisers® Small Cap Portfolio - Initial Class on April 27, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Zavanelli and Marc Reinganum, who co-manage the Fidelity® Strategic Advisers® Small Cap Portfolio as Portfolio Managers for sub-adviser OppenheimerFunds, Inc.

By year-end 2008, the vicious credit crisis sparked in the U.S. had spread like wildfire across the world's capital markets, stunting global growth, toppling commodity prices, changing the face of the global financial system and chasing risk-averse investors toward the sidelines. The U.S. equity markets, as measured by the Dow Jones Industrial AverageSM and Standard & Poor's 500SM Index, fell hard as a result, declining 31.93% and 37.00%, respectively, while the technology-laden NASDAQ Composite® Index slid 40.03%. Foreign market stocks saw an even sharper decline, as illustrated by the 43.28% loss of the MSCI® EAFE® Index (Europe, Australasia, Far East), a gauge of developed stock markets outside the U.S. and Canada. A generally stronger U.S. dollar also held back returns for U.S. investors in foreign equities. Emerging-markets stocks - the global performance leader only a year ago - fell harder still, dropping 53.18%, as measured by the MSCI Emerging Markets Index. The only clear winners during the past year were assets backed by the U.S. government, as investors fled from risk. Thus, the Barclays Capital U.S. Treasury Bond Index climbed 13.74% for the year, while the Barclays Capital U.S. Aggregate Bond Index - a broader measure of the U.S. investment-grade bond universe - gained a more modest 5.24%. By contrast, high-yield bonds bore the brunt of investors' increasing wariness over risk, as expressed by the Merrill Lynch® U.S. High Yield Master II Constrained Index's drop of 26.11%. The emerging-markets bond category also felt the shock of investors' risk-averse sentiment, with the JPMorgan Emerging Markets Bond Index (EMBI) Global falling 10.91%. Meanwhile, the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - eked out a 1.69% gain.

For the year, the fund's Initial Class shares fell 38.42%, significantly underperforming the Russell 2000® Index, which declined 33.79%. The fund generally produced returns in line with the index for the first half of the period. Investing at the larger end of the small-cap range - which included a number of mid-cap companies, rather than micro-cap and other smaller-capitalization stocks - was beneficial. The fund also gained from its positioning in the materials sector, which benefited relative performance as commodity prices soared to record highs. Underweighting the financials sector, which was hurt by the credit crisis, and the health care sector, where managed care companies struggled with rising costs, provided a relative boost to performance as well. Conversely, an underweighted position in the energy sector detracted from relative performance in the first half of the year. However, much of what buoyed the fund's results during the first half of the year detracted in the second half when extreme volatility roiled the equity markets, including our underweightings in health care and financials, as well as an overweighting in information technology. Mid-cap stocks, many of which were removed from the Russell 2000 Index when it rebalanced at mid-year, fell sharply, adversely affecting the fund to a greater extent than the index. Stock selection also hurt, especially not owning large enough stakes in two energy stocks and one in materials. Oil and gas company Petrohawk Energy, energy-focused industrial conglomerate Walter Industries and fertilizer manufacturer CF Industries all benefited from increased demand for their products and services, and the fund missed out on their strong gains in the first half of the period when they were index constituents. The fund's performance also was hampered by owning an out-of-index position in retailer and designer Liz Claiborne. On the positive side, owning three strong-performing out-of-index stocks contributed to the fund's relative performance: military supplier DRS Technologies; insurer Philadelphia Consolidated; and discount retailer Dollar Tree. Petrohawk Energy, DRS Technologies, Philadelphia Consolidated and Dollar Tree were no longer in the portfolio at period end.

For the year, the fund's Investor Class shares fell 38.53%, significantly underperforming the Russell 2000® Index, which declined 33.79%. The fund generally produced returns in line with the index for the first half of the period. Investing at the larger end of the small-cap range - which included a number of mid-cap companies, rather than micro-cap and other smaller-capitalization stocks - was beneficial. The fund also gained from its positioning in the materials sector, which benefited relative performance as commodity prices soared to record highs. Underweighting the financials sector, which was hurt by the credit crisis, and the health care sector, where managed care companies struggled with rising costs, provided a relative boost to performance as well. Conversely, an underweighted position in the energy sector detracted from relative performance in the first half of the year. However, much of what buoyed the fund's results during the first half of the year detracted in the second half when extreme volatility roiled the equity markets, including our underweightings in health care and financials, as well as an overweighting in information technology. Mid-cap stocks, many of which were removed from the Russell 2000 Index when it rebalanced at mid-year, fell sharply, adversely affecting the fund to a greater extent than the index. Stock selection also hurt, especially not owning large enough stakes in two energy stocks and one in materials. Oil and gas company Petrohawk Energy, energy-focused industrial conglomerate Walter Industries and fertilizer manufacturer CF Industries all benefited from increased demand for their products and services, and the fund missed out on their strong gains in the first half of the period when they were index constituents. The fund's performance also was hampered by owning an out-of-index position in retailer and designer Liz Claiborne. On the positive side, owning three strong-performing out-of-index stocks contributed to the fund's relative performance: military supplier DRS Technologies; insurer Philadelphia Consolidated; and discount retailer Dollar Tree. Petrohawk Energy, DRS Technologies, Philadelphia Consolidated and Dollar Tree were no longer in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Initial Class	.95%
Actual		$ 1,000.00	$ 679.80	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.36	$ 4.82
Investor Class	1.10%
Actual		$ 1,000.00	$ 679.40	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
EMCOR Group, Inc.	0.4	0.3
QLogic Corp.	0.4	0.3
AMERIGROUP Corp.	0.4	0.1
Tractor Supply Co.	0.3	0.2
Gardner Denver, Inc.	0.3	0.4
GrafTech International Ltd.	0.3	0.4
Acuity Brands, Inc.	0.3	0.4
Perini Corp.	0.3	0.1
Deluxe Corp.	0.3	0.2
Toro Co.	0.3	0.2
	3.3

Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.3	21.4
Industrials	21.2	20.8
Consumer Discretionary	16.5	13.6
Financials	15.9	12.7
Health Care	7.5	6.8

Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Stocks 99.1%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	3.8%	** Foreign investments	5.1%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.	3,920	$ 11,329
Amerigon, Inc. (a)	70	228
ArvinMeritor, Inc.	4,310	12,284
Autoliv, Inc.	1,780	38,199
Cooper Tire & Rubber Co.	3,580	22,053
Drew Industries, Inc. (a)	1,070	12,840
Exide Technologies (a)	1,300	6,877
Fuel Systems Solutions, Inc. (a)	20	655
Hayes Lemmerz International, Inc. (a)	220	99
Lear Corp. (a)	4,510	6,359
Modine Manufacturing Co.	880	4,286
Stoneridge, Inc. (a)	1,300	5,928
Superior Industries International, Inc.	990	10,415
Tenneco, Inc. (a)	4,490	13,246
The Goodyear Tire & Rubber Co. (a)	940	5,612
TRW Automotive Holdings Corp. (a)	5,180	18,648
Visteon Corp. (a)	410	144
WABCO Holdings, Inc.	1,310	20,685
		189,887
Automobiles - 0.2%
Thor Industries, Inc.	2,030	26,755
Winnebago Industries, Inc.	980	5,909
		32,664
Distributors - 0.0%
Core-Mark Holding Co., Inc. (a)	150	3,228
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	1,280	22,963
Coinstar, Inc. (a)	90	1,756
Noah Education Holdings Ltd. ADR	520	1,638
Pre-Paid Legal Services, Inc. (a)	220	8,204
Regis Corp.	2,070	30,077
Service Corp. International	1,190	5,914
Steiner Leisure Ltd. (a)	700	20,664
Stewart Enterprises, Inc. Class A	3,120	9,391
thinkorswim Group, Inc. (a)	700	3,934
Universal Technical Institute, Inc. (a)	600	10,302
		114,843
Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc. (a)	150	704
Ameristar Casinos, Inc.	610	5,270
Bally Technologies, Inc. (a)	480	11,534
BJ's Restaurants, Inc. (a)	280	3,016
Bob Evans Farms, Inc.	2,130	43,516
Boyd Gaming Corp.	3,540	16,744
Brinker International, Inc.	3,410	35,941
California Pizza Kitchen, Inc. (a)	1,230	13,186
CEC Entertainment, Inc. (a)	1,640	39,770
Churchill Downs, Inc.	130	5,255
CKE Restaurants, Inc.	2,280	19,790

	Shares	Value
Cracker Barrel Old Country Store, Inc.	1,230	$ 25,326
Denny's Corp. (a)	5,730	11,403
DineEquity, Inc.	410	4,740
Domino's Pizza, Inc. (a)	190	895
Dover Downs Gaming & Entertainment, Inc.	60	191
International Speedway Corp. Class A	650	18,675
Interval Leisure Group, Inc. (a)	456	2,458
Isle of Capri Casinos, Inc. (a)	480	1,536
Jack in the Box, Inc. (a)	1,390	30,705
Krispy Kreme Doughnuts, Inc. (a)	1,750	2,940
Life Time Fitness, Inc. (a)	470	6,087
Marcus Corp.	590	9,576
Morgans Hotel Group Co. (a)	110	513
O'Charleys, Inc.	150	300
Orient Express Hotels Ltd. Class A	790	6,051
Panera Bread Co. Class A (a)	460	24,030
Peet's Coffee & Tea, Inc. (a)	120	2,790
Pinnacle Entertainment, Inc. (a)	1,110	8,492
Red Robin Gourmet Burgers, Inc. (a)	510	8,583
Ruby Tuesday, Inc. (a)	1,520	2,371
Shuffle Master, Inc. (a)	620	3,075
Sonic Corp. (a)	420	5,111
Speedway Motorsports, Inc.	780	12,566
The Cheesecake Factory, Inc. (a)	1,160	11,716
The Steak n Shake Co. (a)	600	3,570
Town Sports International Holdings, Inc. (a)	280	893
Vail Resorts, Inc. (a)	600	15,960
WMS Industries, Inc. (a)	1,520	40,888
Wyndham Worldwide Corp.	2,240	14,672
		470,839
Household Durables - 1.6%
American Greetings Corp. Class A	3,060	23,164
Beazer Homes USA, Inc. (a)	2,280	3,602
Blyth, Inc.	2,030	15,915
Brookfield Homes Corp.	100	432
Cavco Industries, Inc. (a)	120	3,227
Centex Corp.	1,320	14,045
Champion Enterprises, Inc. (a)	3,890	2,178
CSS Industries, Inc.	380	6,741
Ethan Allen Interiors, Inc.	840	12,071
Furniture Brands International, Inc.	2,310	5,105
Harman International Industries, Inc.	1,440	24,091
Helen of Troy Ltd. (a)	1,350	23,436
Hooker Furniture Corp.	560	4,290
Hovnanian Enterprises, Inc. Class A (a)	5,070	8,720
Jarden Corp. (a)	310	3,565
KB Home	960	13,075
La-Z-Boy, Inc.	3,040	6,597
Lennar Corp. Class A	3,810	33,033
M.D.C. Holdings, Inc.	110	3,333
M/I Homes, Inc.	920	9,697
Meritage Homes Corp. (a)	1,360	16,551
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
National Presto Industries, Inc.	250	$ 19,250
Palm Harbor Homes, Inc. (a)	200	996
Ryland Group, Inc.	1,540	27,212
Sealy Corp., Inc.	1,820	4,568
Standard Pacific Corp. (a)	870	1,549
Tempur-Pedic International, Inc.	2,320	16,449
Universal Electronics, Inc. (a)	10	162
		303,054
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	2,110	8,060
Bidz.com, Inc. (a)	110	506
Blue Nile, Inc. (a)	320	7,837
Expedia, Inc. (a)	1,340	11,042
Gaiam, Inc. Class A (a)	220	1,016
HSN, Inc. (a)	416	3,024
Liberty Media Corp. - Interactive Series A (a)	2,200	6,864
Netflix, Inc. (a)	1,780	55,672
NutriSystem, Inc.	1,570	22,906
Orbitz Worldwide, Inc. (a)	1,010	3,919
Overstock.com, Inc. (a)	800	8,624
PetMed Express, Inc. (a)	990	17,454
Priceline.com, Inc. (a)	80	5,892
Shutterfly, Inc. (a)	290	2,027
Stamps.com, Inc. (a)	1,090	10,715
Ticketmaster Entertainment, Inc. (a)	616	3,955
		169,513
Leisure Equipment & Products - 0.8%
Brunswick Corp.	7,080	29,807
Callaway Golf Co.	5,080	47,193
JAKKS Pacific, Inc. (a)	1,260	25,994
Leapfrog Enterprises, Inc. Class A (a)	2,140	7,490
Polaris Industries, Inc.	790	22,634
Pool Corp.	270	4,852
RC2 Corp. (a)	430	4,588
Steinway Musical Instruments, Inc. (a)	290	5,090
		147,648
Media - 1.2%
Arbitron, Inc.	250	3,320
Ascent Media Corp. (a)	60	1,310
Belo Corp. Series A	4,280	6,677
Cablevision Systems Corp. - NY Group Class A	300	5,052
CBS Corp. Class B	690	5,651
Central European Media Enterprises Ltd. Class A (a)	150	3,258
Charter Communications, Inc. Class A (a)	11,010	901
Clear Channel Outdoor Holding, Inc. Class A (a)	340	2,091
Cox Radio, Inc. Class A (a)	1,550	9,316
CTC Media, Inc. (a)	150	720

	Shares	Value
Cumulus Media, Inc. Class A (a)	600	$ 1,494
DISH Network Corp. Class A (a)	650	7,209
E.W. Scripps Co. Class A	1,610	3,558
Entercom Communications Corp. Class A	290	357
Entravision Communication Corp. Class A (a)	4,180	6,521
Fisher Communications, Inc.	30	619
Gannett Co., Inc.	420	3,360
Global Sources Ltd.	1,468	8,001
Harte-Hanks, Inc.	1,080	6,739
Hearst-Argyle Television, Inc.	130	788
Journal Communications, Inc. Class A	650	1,593
Knology, Inc. (a)	510	2,632
Lamar Advertising Co. Class A (a)	1,190	14,946
Liberty Media Corp. - Capital Series A (a)	260	1,225
LIN TV Corp. Class A (a)	800	872
McGraw-Hill Companies, Inc.	370	8,580
Media General, Inc. Class A	660	1,155
Mediacom Communications Corp. Class A (a)	1,780	7,654
Meredith Corp.	2,570	43,022
National CineMedia, Inc.	1,130	11,458
RCN Corp. (a)	100	590
Scholastic Corp.	2,050	27,839
Sinclair Broadcast Group, Inc. Class A	3,420	10,602
The McClatchy Co. Class A	2,200	1,760
Valassis Communications, Inc. (a)	270	356
Warner Music Group Corp.	2,320	7,006
		218,232
Multiline Retail - 0.5%
Big Lots, Inc. (a)	2,520	36,515
Dillard's, Inc. Class A	5,380	21,359
Fred's, Inc. Class A	2,610	28,084
Macy's, Inc.	590	6,107
Nordstrom, Inc.	310	4,126
Retail Ventures, Inc. (a)	80	278
		96,469
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	460	10,612
Aeropostale, Inc. (a)	3,120	50,232
America's Car Mart, Inc. (a)	520	7,181
American Eagle Outfitters, Inc.	430	4,025
AnnTaylor Stores Corp. (a)	5,070	29,254
Asbury Automotive Group, Inc.	1,940	8,866
AutoNation, Inc. (a)	4,170	41,200
Barnes & Noble, Inc.	1,920	28,800
bebe Stores, Inc.	1,890	14,118
Big 5 Sporting Goods Corp.	70	365
Blockbuster, Inc. Class A (a)	5,560	6,839
Books-A-Million, Inc.	80	204
Borders Group, Inc.	2,140	856
Brown Shoe Co., Inc.	3,300	27,951
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Charlotte Russe Holding, Inc. (a)	800	$ 5,192
Charming Shoppes, Inc. (a)	3,200	7,808
Chico's FAS, Inc. (a)	1,620	6,772
Christopher & Banks Corp.	1,280	7,168
Citi Trends, Inc. (a)	1,150	16,928
Coldwater Creek, Inc. (a)	2,490	7,097
Conn's, Inc. (a)	520	4,410
Dress Barn, Inc. (a)	3,840	41,242
Finish Line, Inc. Class A	3,760	21,056
Foot Locker, Inc.	1,630	11,964
Genesco, Inc. (a)	1,160	19,592
Group 1 Automotive, Inc.	1,310	14,109
Guess?, Inc.	240	3,684
Gymboree Corp. (a)	400	10,436
Haverty Furniture Companies, Inc.	1,610	15,021
hhgregg, Inc. (a)	70	608
Hibbett Sports, Inc. (a)	870	13,668
Hot Topic, Inc. (a)	2,750	25,493
J. Crew Group, Inc. (a)	140	1,708
Jo-Ann Stores, Inc. (a)	1,820	28,192
Limited Brands, Inc.	670	6,727
Lumber Liquidators, Inc. (a)	430	4,541
Monro Muffler Brake, Inc.	160	4,080
New York & Co., Inc. (a)	1,830	4,246
Office Depot, Inc. (a)	8,130	24,227
OfficeMax, Inc.	3,620	27,657
Pacific Sunwear of California, Inc. (a)	3,770	5,994
Penske Auto Group, Inc.	2,710	20,813
Pier 1 Imports, Inc. (a)	430	159
RadioShack Corp.	1,860	22,208
Rent-A-Center, Inc. (a)	3,170	55,951
Sally Beauty Holdings, Inc. (a)	3,760	21,394
Sonic Automotive, Inc. Class A (sub. vtg.)	1,740	6,925
Stage Stores, Inc.	2,160	17,820
Systemax, Inc.	1,090	11,739
Talbots, Inc.	2,720	6,501
The Buckle, Inc.	1,890	41,240
The Cato Corp. Class A (sub. vtg.)	1,100	16,610
The Children's Place Retail Stores, Inc. (a)	1,900	41,192
The Men's Wearhouse, Inc.	2,010	27,215
The Pep Boys - Manny, Moe & Jack	2,200	9,086
Tractor Supply Co. (a)	1,680	60,715
Tween Brands, Inc. (a)	1,400	6,048
Wet Seal, Inc. Class A (a)	5,080	15,088
Williams-Sonoma, Inc.	4,310	33,877
Zale Corp. (a)	2,290	7,626
Zumiez, Inc. (a)	550	4,098
		996,428
Textiles, Apparel & Luxury Goods - 1.7%
American Apparel, Inc. (a)	350	697

	Shares	Value
Coach, Inc. (a)	490	$ 10,177
Crocs, Inc. (a)	1,120	1,389
FGX International Ltd. (a)	100	1,374
Jones Apparel Group, Inc.	5,210	30,531
K-Swiss, Inc. Class A	220	2,508
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	340	2,407
Liz Claiborne, Inc.	9,510	24,726
Maidenform Brands, Inc. (a)	830	8,425
Movado Group, Inc.	280	2,629
Oxford Industries, Inc.	780	6,841
Perry Ellis International, Inc. (a)	1,030	6,530
Phillips-Van Heusen Corp.	1,510	30,396
Polo Ralph Lauren Corp. Class A	110	4,995
Quiksilver, Inc. (a)	7,680	14,131
Steven Madden Ltd. (a)	1,080	23,026
Timberland Co. Class A (a)	2,190	25,295
True Religion Apparel, Inc. (a)	940	11,694
Unifi, Inc. (a)	1,780	5,020
Unifirst Corp.	490	14,548
Volcom, Inc. (a)	90	981
Warnaco Group, Inc. (a)	2,260	44,364
Wolverine World Wide, Inc.	2,020	42,380
		315,064
TOTAL CONSUMER DISCRETIONARY		3,057,869
CONSUMER STAPLES - 2.1%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	190	5,396
Coca-Cola Bottling Co. Consolidated	20	919
		6,315
Food & Staples Retailing - 0.5%
Andersons, Inc.	60	989
Casey's General Stores, Inc.	250	5,693
Ingles Markets, Inc. Class A	240	4,222
Nash-Finch Co.	610	27,383
Spartan Stores, Inc.	600	13,950
SUPERVALU, Inc.	360	5,256
The Pantry, Inc. (a)	1,440	30,888
Winn-Dixie Stores, Inc. (a)	30	483
		88,864
Food Products - 0.5%
Agria Corp. ADR (a)	20	30
B&G Foods, Inc. Class A	130	702
Bunge Ltd.	100	5,177
Chiquita Brands International, Inc. (a)	1,480	21,771
Darling International, Inc. (a)	5,120	28,109
Del Monte Foods Co.	960	6,854
Diamond Foods, Inc.	700	14,105
J&J Snack Foods Corp.	50	1,794
Omega Protein Corp. (a)	1,020	4,090
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	130	$ 7,592
Reddy Ice Holdings, Inc.	140	202
		90,426
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,180	6,962
WD-40 Co.	510	14,428
		21,390
Personal Products - 0.8%
American Oriental Bioengineering, Inc. (a)	3,170	21,524
Bare Escentuals, Inc. (a)	1,070	5,596
Elizabeth Arden, Inc. (a)	770	9,710
Herbalife Ltd.	1,570	34,038
Inter Parfums, Inc.	830	6,374
NBTY, Inc. (a)	2,340	36,621
Nu Skin Enterprises, Inc. Class A	630	6,571
Prestige Brands Holdings, Inc. (a)	2,160	22,788
Revlon, Inc. (a)	60	400
		143,622
Tobacco - 0.2%
Universal Corp.	970	28,974
TOTAL CONSUMER STAPLES		379,591
ENERGY - 6.4%
Energy Equipment & Services - 2.9%
Allis-Chalmers Energy, Inc. (a)	1,580	8,690
Basic Energy Services, Inc. (a)	1,630	21,255
BJ Services Co.	740	8,636
Bronco Drilling Co., Inc. (a)	240	1,550
Complete Production Services, Inc. (a)	3,320	27,058
Dawson Geophysical Co. (a)	340	6,055
Dresser-Rand Group, Inc. (a)	750	12,938
Dril-Quip, Inc. (a)	470	9,640
ENGlobal Corp. (a)	1,080	3,510
ENSCO International, Inc.	410	11,640
Exterran Holdings, Inc. (a)	880	18,744
Forbes Energy Services Ltd.	3,000	3,797
Global Industries Ltd. (a)	1,110	3,874
Gulf Island Fabrication, Inc.	1,100	15,851
Gulfmark Offshore, Inc. (a)	830	19,746
Helix Energy Solutions Group, Inc. (a)	1,120	8,109
Helmerich & Payne, Inc.	110	2,503
Hercules Offshore, Inc. (a)	1,700	8,075
Hornbeck Offshore Services, Inc. (a)	670	10,948
ION Geophysical Corp. (a)	1,680	5,762
Key Energy Services, Inc. (a)	5,770	25,446
Matrix Service Co. (a)	480	3,682

	Shares	Value
Nabors Industries Ltd. (a)	1,030	$ 12,329
NATCO Group, Inc. Class A (a)	310	4,706
Natural Gas Services Group, Inc. (a)	450	4,559
Newpark Resources, Inc. (a)	3,540	13,098
Noble Corp.	350	7,721
North American Energy Partners, Inc. (a)	550	1,837
Oceaneering International, Inc. (a)	280	8,159
Oil States International, Inc. (a)	2,750	51,398
Parker Drilling Co. (a)	6,230	18,067
Patterson-UTI Energy, Inc.	1,810	20,833
Pioneer Drilling Co. (a)	1,780	9,915
Precision Drilling Trust	1,407	11,645
Pride International, Inc. (a)	470	7,511
SEACOR Holdings, Inc. (a)	705	46,988
Smith International, Inc.	100	2,289
Superior Energy Services, Inc. (a)	680	10,832
T-3 Energy Services, Inc. (a)	30	283
TETRA Technologies, Inc. (a)	2,350	11,421
Tidewater, Inc.	140	5,638
Union Drilling, Inc. (a)	820	4,256
Unit Corp. (a)	1,040	27,789
Weatherford International Ltd. (a)	730	7,899
Willbros Group, Inc. (a)	950	8,047
		534,729
Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corp. (a)	370	266
Alon USA Energy, Inc.	100	915
Alpha Natural Resources, Inc. (a)	250	4,048
Arena Resources, Inc. (a)	140	3,933
ATP Oil & Gas Corp. (a)	2,040	11,934
Berry Petroleum Co. Class A	3,290	24,872
Bill Barrett Corp. (a)	1,390	29,371
BPZ Energy, Inc. (a)	460	2,944
Brigham Exploration Co. (a)	2,260	7,232
Callon Petroleum Co. (a)	1,400	3,640
Cano Petroleum, Inc. (a)	170	75
Carrizo Oil & Gas, Inc. (a)	230	3,703
Cimarex Energy Co.	940	25,173
Clayton Williams Energy, Inc. (a)	70	3,181
Contango Oil & Gas Co. (a)	30	1,689
Crosstex Energy, Inc.	310	1,209
CVR Energy, Inc. (a)	2,050	8,200
Delek US Holdings, Inc.	1,200	6,348
Denbury Resources, Inc. (a)	1,050	11,466
Dht Maritime, Inc.	60	332
Enbridge Energy Management LLC	10	245
Encore Acquisition Co. (a)	300	7,656
Energy Partners Ltd. (a)	1,890	2,552
Foundation Coal Holdings, Inc.	2,880	40,378
Frontier Oil Corp.	2,440	30,817
Frontline Ltd. (NY Shares)	120	3,553
Galleon Energy, Inc. Class A (a)	400	1,677
Gasco Energy, Inc. (a)	2,380	928
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
General Maritime Corp.	1,270	$ 13,716
Georesources, Inc. (a)	220	1,912
Gulfport Energy Corp. (a)	270	1,067
Holly Corp.	730	13,308
Houston American Energy Corp.	40	135
International Coal Group, Inc. (a)	820	1,886
Jura Energy Corp. (a)	2,600	203
Knightsbridge Tankers Ltd.	890	13,039
Mariner Energy, Inc. (a)	4,020	40,803
Massey Energy Co.	1,010	13,928
McMoRan Exploration Co. (a)	870	8,526
Meridian Resource Corp. (a)	1,240	707
Overseas Shipholding Group, Inc.	570	24,003
Petroquest Energy, Inc. (a)	2,260	15,278
Pioneer Natural Resources Co.	220	3,560
Plains Exploration & Production Co. (a)	580	13,479
Quicksilver Resources, Inc. (a)	1,710	9,525
Rentech, Inc. (a)	320	218
Rosetta Resources, Inc. (a)	3,240	22,939
St. Mary Land & Exploration Co.	180	3,656
Stone Energy Corp. (a)	2,923	32,211
Sunoco, Inc.	200	8,692
Swift Energy Co. (a)	1,870	31,435
Teekay Tankers Ltd.	780	9,906
Tesoro Corp.	2,400	31,608
TUSK Energy Corp. (a)	900	681
Vaalco Energy, Inc. (a)	3,850	28,644
Venoco, Inc. (a)	230	623
Vero Energy, Inc. (a)	500	2,236
W&T Offshore, Inc.	2,420	34,654
Walter Industries, Inc.	400	7,004
Warren Resources, Inc. (a)	780	1,552
Western Refining, Inc.	1,650	12,804
Westmoreland Coal Co. (a)	100	1,110
World Fuel Services Corp.	110	4,070
		647,455
TOTAL ENERGY		1,182,184
FINANCIALS - 15.9%
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	150	6,288
Ameriprise Financial, Inc.	400	9,344
BGC Partners, Inc. Class A	210	580
Capital Southwest Corp.	10	1,082
Cohen & Steers, Inc.	200	2,198
E*TRADE Financial Corp. (a)	14,200	16,330
GAMCO Investors, Inc. Class A	240	6,557
GFI Group, Inc.	270	956
Investment Technology Group, Inc. (a)	400	9,088
Janus Capital Group, Inc.	1,680	13,490

	Shares	Value
KBW, Inc. (a)	310	$ 7,130
Knight Capital Group, Inc. Class A (a)	1,240	20,026
LaBranche & Co., Inc. (a)	3,850	18,442
Legg Mason, Inc.	270	5,916
NGP Capital Resources Co.	140	1,172
Penson Worldwide, Inc. (a)	730	5,563
Piper Jaffray Companies (a)	660	26,242
Sanders Morris Harris Group, Inc.	180	1,078
SEI Investments Co.	90	1,414
Stifel Financial Corp. (a)	725	33,241
SWS Group, Inc.	1,740	32,973
TD Ameritrade Holding Corp. (a)	40	570
Thomas Weisel Partners Group, Inc. (a)	140	661
TradeStation Group, Inc. (a)	460	2,967
U.S. Global Investments, Inc. Class A	30	147
Waddell & Reed Financial, Inc. Class A	620	9,585
		233,040
Commercial Banks - 4.6%
1st Source Corp.	90	2,127
Amcore Financial, Inc.	190	688
BancFirst Corp.	120	6,350
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	390	5,600
Boston Private Financial Holdings, Inc.	1,220	8,345
Capitol Bancorp Ltd.	80	624
Cascade Bancorp	210	1,418
Cathay General Bancorp	790	18,763
Central Pacific Financial Corp.	1,630	16,365
Chemical Financial Corp.	330	9,200
Citizens Banking Corp., Michigan	1,340	3,993
City Bank Lynnwood, Washington	120	624
City Holding Co.	640	22,259
CoBiz, Inc.	290	2,825
Colonial Bancgroup, Inc.	4,850	10,040
Columbia Banking Systems, Inc.	270	3,221
Community Bank System, Inc.	1,100	26,829
Community Trust Bancorp, Inc.	420	15,435
East West Bancorp, Inc.	2,370	37,849
First Community Bancshares, Inc.	180	6,277
First Financial Bancorp, Ohio	480	5,947
First Horizon National Corp.	4,991	52,605
First Merchants Corp.	550	12,216
First Midwest Bancorp, Inc., Delaware	940	18,772
FNB Corp., Pennsylvania	110	1,452
Frontier Financial Corp., Washington	1,510	6,584
Glacier Bancorp, Inc.	100	1,902
Green Bankshares, Inc.	231	3,128
Guaranty Bancorp (a)	340	680
Hancock Holding Co.	50	2,273
Hanmi Financial Corp.	490	1,009
Huntington Bancshares, Inc.	1,360	10,418
IBERIABANK Corp.	170	8,160
Independent Bank Corp., Massachusetts	140	3,662
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
International Bancshares Corp.	460	$ 10,042
MainSource Financial Group, Inc.	260	4,030
MB Financial, Inc.	110	3,075
National Penn Bancshares, Inc.	2,510	36,420
NBT Bancorp, Inc.	540	15,098
Old National Bancorp, Indiana	1,000	18,160
Old Second Bancorp, Inc.	20	232
Oriental Financial Group, Inc.	830	5,022
Pacific Capital Bancorp	2,730	46,082
PacWest Bancorp	990	26,631
Park National Corp.	80	5,740
Popular, Inc.	4,980	25,697
Prosperity Bancshares, Inc.	200	5,918
Provident Bankshares Corp.	2,340	22,604
Regions Financial Corp.	1,280	10,189
Renasant Corp.	210	3,576
Republic Bancorp, Inc., Kentucky Class A	140	3,808
Sandy Spring Bancorp, Inc.	220	4,803
Santander Bancorp	270	3,372
Signature Bank, New York (a)	100	2,869
Simmons First National Corp. Class A	290	8,546
South Financial Group, Inc.	2,320	10,022
Southside Bancshares, Inc.	250	5,875
Southwest Bancorp, Inc., Oklahoma	10	130
Sterling Bancorp, New York	1,040	14,591
Sterling Financial Corp., Washington	1,070	9,416
Susquehanna Bancshares, Inc., Pennsylvania	3,230	51,389
Tompkins Financial Corp.	270	15,647
TowneBank	20	496
Trustmark Corp.	150	3,239
UCBH Holdings, Inc.	2,610	17,957
UMB Financial Corp.	100	4,914
Umpqua Holdings Corp.	780	11,287
United Bankshares, Inc., West Virginia	40	1,329
United Community Banks, Inc., Georgia	1,055	14,327
Webster Financial Corp.	2,630	36,241
WesBanco, Inc.	580	15,782
West Coast Bancorp, Oregon	120	791
Westamerica Bancorp.	100	5,115
Western Alliance Bancorp. (a)	480	4,843
Whitney Holding Corp.	1,140	18,229
Wintrust Financial Corp.	770	15,839
		847,013
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	110	208
Advanta Corp. Class B	1,160	2,424
AmeriCredit Corp. (a)	4,040	30,866
Cash America International, Inc.	1,500	41,025
Discover Financial Services	1,300	12,389

	Shares	Value
Dollar Financial Corp. (a)	100	$ 1,030
EZCORP, Inc. (non-vtg.) Class A (a)	850	12,929
First Cash Financial Services, Inc. (a)	1,170	22,300
First Marblehead Corp.	1,230	1,587
Nelnet, Inc. Class A	590	8,455
Student Loan Corp.	30	1,230
World Acceptance Corp. (a)	920	18,179
		152,622
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	620	3,168
CIT Group, Inc.	4,440	20,158
Encore Capital Group, Inc. (a)	140	1,008
Financial Federal Corp.	1,190	27,691
Interactive Brokers Group, Inc. (a)	1,210	21,647
Life Partners Holdings, Inc.	50	2,182
MarketAxess Holdings, Inc. (a)	520	4,243
NewStar Financial, Inc. (a)	110	439
NYSE Euronext	310	8,488
PHH Corp. (a)	2,730	34,753
PICO Holdings, Inc. (a)	130	3,455
		127,232
Insurance - 4.8%
Allied World Assurance Co. Holdings Ltd.	750	30,450
American Equity Investment Life Holding Co.	2,000	14,000
American Financial Group, Inc.	360	8,237
American Physicians Capital, Inc.	640	30,784
Amerisafe, Inc. (a)	1,300	26,689
Amtrust Financial Services, Inc.	1,740	20,184
Aspen Insurance Holdings Ltd.	2,240	54,320
Assured Guaranty Ltd.	200	2,280
Axis Capital Holdings Ltd.	140	4,077
Citizens, Inc. Class A (a)	160	1,552
CNA Financial Corp.	640	10,522
CNA Surety Corp. (a)	930	17,856
Conseco, Inc. (a)	6,730	34,861
Delphi Financial Group, Inc. Class A	1,500	27,660
Donegal Group, Inc. Class A	20	335
eHealth, Inc. (a)	70	930
EMC Insurance Group	50	1,283
Employers Holdings, Inc.	1,470	24,255
Endurance Specialty Holdings Ltd.	320	9,770
FBL Financial Group, Inc. Class A	810	12,515
First Mercury Financial Corp. (a)	100	1,426
FPIC Insurance Group, Inc. (a)	510	22,328
Genworth Financial, Inc. Class A (non-vtg.)	2,640	7,471
Hallmark Financial Services, Inc. (a)	190	1,666
Harleysville Group, Inc.	580	20,143
Horace Mann Educators Corp.	1,400	12,866
Infinity Property & Casualty Corp.	500	23,365
IPC Holdings Ltd.	1,680	50,232
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	300	$ 5,652
Maiden Holdings Ltd.	70	219
Max Capital Group Ltd.	3,190	56,463
Meadowbrook Insurance Group, Inc.	1,215	7,825
National Financial Partners Corp.	650	1,976
National Interstate Corp.	290	5,182
National Western Life Insurance Co. Class A	10	1,692
Nationwide Financial Services, Inc. Class A (sub. vtg.)	440	22,972
Navigators Group, Inc. (a)	370	20,317
Nymagic, Inc.	10	191
Old Republic International Corp.	130	1,550
OneBeacon Insurance Group Ltd.	580	6,055
Phoenix Companies, Inc.	2,680	8,764
Platinum Underwriters Holdings Ltd.	1,460	52,677
PMA Capital Corp. Class A (a)	330	2,336
Presidential Life Corp.	180	1,780
ProAssurance Corp. (a)	780	41,168
Protective Life Corp.	2,110	30,279
RLI Corp.	420	25,687
Safety Insurance Group, Inc.	470	17,888
SeaBright Insurance Holdings, Inc. (a)	640	7,514
Selective Insurance Group, Inc.	1,330	30,497
StanCorp Financial Group, Inc.	200	8,354
State Auto Financial Corp.	90	2,705
Stewart Information Services Corp.	210	4,933
Transatlantic Holdings, Inc.	100	4,006
United America Indemnity Ltd. Class A (a)	1,010	12,938
United Fire & Casualty Co.	210	6,525
Unitrin, Inc.	1,370	21,838
Unum Group	640	11,904
Zenith National Insurance Corp.	130	4,104
		898,048
Real Estate Investment Trusts - 2.7%
Acadia Realty Trust (SBI)	70	999
Agree Realty Corp.	200	3,626
Alexanders, Inc.	10	2,549
Alexandria Real Estate Equities, Inc.	300	18,102
American Campus Communities, Inc.	150	3,072
Arbor Realty Trust, Inc.	100	295
Ashford Hospitality Trust, Inc.	1,280	1,472
Associated Estates Realty Corp.	150	1,370
BioMed Realty Trust, Inc.	1,460	17,111
Brandywine Realty Trust (SBI)	640	4,934
CapLease, Inc.	530	917
CBL & Associates Properties, Inc.	400	2,600
Cedar Shopping Centers, Inc.	280	1,982
Colonial Properties Trust (SBI)	300	2,499
Corporate Office Properties Trust (SBI)	380	11,666

	Shares	Value
DCT Industrial Trust, Inc.	340	$ 1,717
DiamondRock Hospitality Co.	2,450	12,422
Digital Realty Trust, Inc.	570	18,725
EastGroup Properties, Inc.	330	11,741
Entertainment Properties Trust (SBI)	620	18,476
Equity Lifestyle Properties, Inc.	120	4,603
Equity One, Inc.	70	1,239
Extra Space Storage, Inc.	760	7,843
FelCor Lodging Trust, Inc.	1,970	3,625
First Industrial Realty Trust, Inc.	1,340	10,117
First Potomac Realty Trust	170	1,581
Glimcher Realty Trust	130	365
Gramercy Capital Corp.	160	205
Healthcare Realty Trust, Inc.	410	9,627
Hersha Hospitality Trust	270	810
Highwoods Properties, Inc. (SBI)	900	24,624
Home Properties, Inc.	410	16,646
Inland Real Estate Corp.	1,210	15,706
Investors Real Estate Trust	50	536
Kite Realty Group Trust	590	3,280
LaSalle Hotel Properties (SBI)	590	6,520
Lexington Corporate Properties Trust	870	4,350
LTC Properties, Inc.	360	7,301
Medical Properties Trust, Inc.	880	5,553
Mid-America Apartment Communities, Inc.	500	18,580
National Health Investors, Inc.	300	8,229
National Retail Properties, Inc.	1,520	26,129
Nationwide Health Properties, Inc.	860	24,699
Omega Healthcare Investors, Inc.	1,490	23,795
Parkway Properties, Inc.	360	6,480
Pennsylvania Real Estate Investment Trust (SBI)	620	4,619
Post Properties, Inc.	150	2,475
Potlatch Corp.	420	10,924
PS Business Parks, Inc.	170	7,592
Ramco-Gershenson Properties Trust (SBI)	200	1,236
Realty Income Corp.	660	15,279
Saul Centers, Inc.	120	4,740
Senior Housing Properties Trust (SBI)	1,920	34,406
SL Green Realty Corp.	390	10,101
Sovran Self Storage, Inc.	130	4,680
Strategic Hotel & Resorts, Inc.	1,000	1,680
Sunstone Hotel Investors, Inc.	1,015	6,283
Tanger Factory Outlet Centers, Inc.	280	10,534
Taubman Centers, Inc.	200	5,092
Universal Health Realty Income Trust (SBI)	10	329
Urstadt Biddle Properties, Inc. Class A	30	478
Washington (REIT) (SBI)	430	12,169
		501,335
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	70	1,856
CB Richard Ellis Group, Inc. Class A (a)	1,250	5,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Consolidated-Tomoka Land Co.	10	$ 382
Forest City Enterprises, Inc. Class A	680	4,556
Forestar Group, Inc. (a)	80	762
Jones Lang LaSalle, Inc.	290	8,033
		20,989
Thrifts & Mortgage Finance - 0.9%
Anchor BanCorp Wisconsin, Inc.	250	690
Bank Mutual Corp.	1,000	11,540
BankFinancial Corp.	80	815
Corus Bankshares, Inc.	100	111
Dime Community Bancshares, Inc.	1,490	19,817
Doral Financial Corp. (a)	30	225
Encore Bancshares, Inc. (a)	200	2,200
First Niagara Financial Group, Inc.	130	2,102
First Place Financial Corp.	130	498
Flagstar Bancorp, Inc.	460	327
Flushing Financial Corp.	810	9,688
MGIC Investment Corp.	7,010	24,395
NewAlliance Bancshares, Inc.	330	4,346
OceanFirst Financial Corp.	150	2,490
Ocwen Financial Corp. (a)	1,670	15,331
Provident Financial Services, Inc.	1,220	18,666
Provident New York Bancorp	1,030	12,772
Radian Group, Inc.	4,840	17,811
The PMI Group, Inc.	5,070	9,887
TierOne Corp.	210	788
Tree.com, Inc. (a)	34	88
Trustco Bank Corp., New York	100	951
WSFS Financial Corp.	130	6,239
		161,777
TOTAL FINANCIALS		2,942,056
HEALTH CARE - 7.5%
Biotechnology - 1.4%
Acorda Therapeutics, Inc. (a)	330	6,768
Alexion Pharmaceuticals, Inc. (a)	360	13,028
Allos Therapeutics, Inc. (a)	1,020	6,242
Alnylam Pharmaceuticals, Inc. (a)	130	3,215
Array Biopharma, Inc. (a)	160	648
Celldex Therapeutics, Inc. (a)	250	1,980
Cepheid, Inc. (a)	200	2,076
Cubist Pharmaceuticals, Inc. (a)	1,410	34,066
CV Therapeutics, Inc. (a)	1,200	11,052
Dendreon Corp. (a)	1,470	6,733
Emergent BioSolutions, Inc. (a)	990	25,849
Enzon Pharmaceuticals, Inc. (a)	2,230	13,001
Facet Biotech Corp. (a)	710	6,809
Geron Corp. (a)	540	2,522
GTx, Inc. (a)	350	5,894

	Shares	Value
Halozyme Therapeutics, Inc. (a)	140	$ 784
Human Genome Sciences, Inc. (a)	1,550	3,286
Incyte Corp. (a)	800	3,032
Isis Pharmaceuticals, Inc. (a)	150	2,127
Ligand Pharmaceuticals, Inc. Class B (a)	260	712
MannKind Corp. (a)	920	3,156
Martek Biosciences	590	17,883
Momenta Pharmaceuticals, Inc. (a)	1,310	15,196
Myriad Genetics, Inc. (a)	160	10,602
Nabi Biopharmaceuticals (a)	240	804
NPS Pharmaceuticals, Inc. (a)	230	1,428
OSI Pharmaceuticals, Inc. (a)	100	3,905
Osiris Therapeutics, Inc. (a)	130	2,491
PDL BioPharma, Inc.	3,550	21,939
Progenics Pharmaceuticals, Inc. (a)	730	7,526
Rigel Pharmaceuticals, Inc. (a)	320	2,560
RXi Pharmaceuticals Corp.	94	541
Savient Pharmaceuticals, Inc. (a)	1,540	8,917
Zymogenetics, Inc. (a)	250	750
		247,522
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (a)	230	3,687
Advanced Medical Optics, Inc. (a)	1,000	6,560
Align Technology, Inc. (a)	1,090	9,538
American Medical Systems Holdings, Inc. (a)	250	2,248
Analogic Corp.	930	25,370
Angiodynamics, Inc. (a)	370	5,065
Cardiac Science Corp. (a)	40	300
CONMED Corp. (a)	730	17,476
Cryolife, Inc. (a)	1,290	12,526
Cyberonics, Inc. (a)	1,280	21,210
Datascope Corp.	360	18,806
Exactech, Inc. (a)	340	5,726
Invacare Corp.	160	2,483
Inverness Medical Innovations, Inc. (a)	200	3,782
IRIS International, Inc. (a)	260	3,624
Kensey Nash Corp. (a)	810	15,722
Merit Medical Systems, Inc. (a)	1,170	20,978
Natus Medical, Inc. (a)	820	10,619
Neogen Corp. (a)	60	1,499
Orthofix International NV (a)	190	2,913
Palomar Medical Technologies, Inc. (a)	340	3,920
Quidel Corp. (a)	1,280	16,730
Sirona Dental Systems, Inc. (a)	220	2,310
Somanetics Corp. (a)	730	12,052
SonoSite, Inc. (a)	440	8,395
Stereotaxis, Inc. (a)	150	660
Steris Corp.	650	15,529
Symmetry Medical, Inc. (a)	420	3,347
Synovis Life Technologies, Inc. (a)	460	8,620
The Spectranetics Corp. (a)	50	131
Vnus Medical Technologies, Inc. (a)	470	7,623
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Volcano Corp. (a)	200	$ 3,000
Zoll Medical Corp. (a)	960	18,134
		290,583
Health Care Providers & Services - 3.2%
Air Methods Corp. (a)	60	959
Alliance Imaging, Inc. (a)	1,300	10,361
Almost Family, Inc. (a)	140	6,297
AMERIGROUP Corp. (a)	2,170	63,841
AMN Healthcare Services, Inc. (a)	1,100	9,306
Assisted Living Concepts, Inc. Class A (a)	360	1,494
athenahealth, Inc. (a)	100	3,762
Brookdale Senior Living, Inc.	1,400	7,812
Catalyst Health Solutions, Inc. (a)	780	18,993
Centene Corp. (a)	2,680	52,823
Chemed Corp.	780	31,021
Chindex International, Inc. (a)	135	1,073
CIGNA Corp.	560	9,436
Community Health Systems, Inc. (a)	240	3,499
Corvel Corp. (a)	180	3,956
Coventry Health Care, Inc. (a)	250	3,720
Cross Country Healthcare, Inc. (a)	780	6,856
Gentiva Health Services, Inc. (a)	290	8,485
Hanger Orthopedic Group, Inc. (a)	1,410	20,459
Health Management Associates, Inc. Class A (a)	980	1,754
Health Net, Inc. (a)	1,340	14,593
HealthSouth Corp. (a)	100	1,096
Healthspring, Inc. (a)	2,170	43,335
Healthways, Inc. (a)	730	8,380
InVentiv Health, Inc. (a)	660	7,616
Kindred Healthcare, Inc. (a)	1,840	23,957
Landauer, Inc.	400	29,320
LifePoint Hospitals, Inc. (a)	2,370	54,131
Lincare Holdings, Inc. (a)	960	25,853
Medcath Corp. (a)	330	3,445
Molina Healthcare, Inc. (a)	1,110	19,547
Odyssey Healthcare, Inc. (a)	570	5,273
Owens & Minor, Inc.	30	1,130
Pediatrix Medical Group, Inc. (a)	320	10,144
PharMerica Corp. (a)	1,380	21,625
Providence Service Corp. (a)	120	174
RehabCare Group, Inc. (a)	1,150	17,434
ResCare, Inc. (a)	700	10,514
Skilled Healthcare Group, Inc.	220	1,857
Sun Healthcare Group, Inc. (a)	230	2,036
The Ensign Group, Inc.	70	1,172
Universal American Financial Corp. (a)	820	7,232
Wellcare Health Plans, Inc. (a)	1,490	19,161
		594,932

	Shares	Value
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.	810	$ 8,035
Computer Programs & Systems, Inc.	220	5,896
IMS Health, Inc.	140	2,122
Omnicell, Inc. (a)	730	8,913
		24,966
Life Sciences Tools & Services - 0.5%
Albany Molecular Research, Inc. (a)	1,170	11,396
Bio-Rad Laboratories, Inc. Class A (a)	70	5,272
Bruker BioSciences Corp. (a)	200	808
Enzo Biochem, Inc. (a)	70	342
eResearchTechnology, Inc. (a)	2,030	13,459
Kendle International, Inc. (a)	110	2,829
Life Sciences Research, Inc. (a)	190	1,786
Luminex Corp. (a)	750	16,020
Medivation, Inc. (a)	610	8,888
Nektar Therapeutics (a)	1,100	6,116
PAREXEL International Corp. (a)	1,590	15,439
Sequenom, Inc. (a)	260	5,158
Varian, Inc. (a)	330	11,058
		98,571
Pharmaceuticals - 0.7%
Adolor Corp. (a)	1,240	2,058
Auxilium Pharmaceuticals, Inc. (a)	500	14,220
BioMimetic Therapeutics, Inc. (a)	140	1,291
Cypress Bioscience, Inc. (a)	300	2,052
Durect Corp. (a)	130	441
Forest Laboratories, Inc. (a)	360	9,169
King Pharmaceuticals, Inc. (a)	1,100	11,682
KV Pharmaceutical Co. Class A (a)	230	662
Medicis Pharmaceutical Corp. Class A	3,280	45,592
MiddleBrook Pharmaceuticals, Inc. (a)	500	750
Noven Pharmaceuticals, Inc. (a)	1,020	11,220
Optimer Pharmaceuticals, Inc. (a)	100	1,211
Pain Therapeutics, Inc. (a)	910	5,387
Par Pharmaceutical Companies, Inc. (a)	670	8,985
Pozen, Inc. (a)	510	2,570
Questcor Pharmaceuticals, Inc. (a)	100	931
Salix Pharmaceuticals Ltd. (a)	620	5,475
Valeant Pharmaceuticals International (a)	100	2,290
ViroPharma, Inc. (a)	120	1,562
Vivus, Inc. (a)	1,300	6,916
		134,464
TOTAL HEALTH CARE		1,391,038
INDUSTRIALS - 21.2%
Aerospace & Defense - 1.5%
AeroVironment, Inc. (a)	290	10,675
American Science & Engineering, Inc.	50	3,698
Applied Signal Technology, Inc.	30	538
Argon ST, Inc. (a)	390	7,355
Axsys Technologies, Inc. (a)	100	5,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. (a)	2,980	$ 22,916
Ceradyne, Inc. (a)	1,760	35,746
Cubic Corp.	1,290	35,088
Ducommun, Inc.	920	15,364
DynCorp International, Inc. Class A (a)	1,440	21,845
Esterline Technologies Corp. (a)	1,410	53,425
GenCorp, Inc. (non-vtg.) (a)	1,720	6,330
Goodrich Corp.	200	7,404
Herley Industries, Inc. (a)	90	1,105
Ladish Co., Inc. (a)	210	2,909
Precision Castparts Corp.	160	9,517
Taser International, Inc. (a)	660	3,485
Triumph Group, Inc.	730	30,996
		273,882
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	290	52
Atlas Air Worldwide Holdings, Inc. (a)	920	17,388
Hub Group, Inc. Class A (a)	270	7,163
Pacer International, Inc.	2,650	27,640
		52,243
Airlines - 0.9%
Continental Airlines, Inc. Class B (a)	720	13,003
Hawaiian Holdings, Inc. (a)	2,680	17,098
Republic Airways Holdings, Inc. (a)	2,170	23,154
SkyWest, Inc.	2,370	44,082
UAL Corp.	2,200	24,244
US Airways Group, Inc. (a)	4,880	37,722
		159,303
Building Products - 1.3%
Aaon, Inc.	910	19,001
American Woodmark Corp.	330	6,016
Ameron International Corp.	510	32,089
Apogee Enterprises, Inc.	1,370	14,193
Armstrong World Industries, Inc.	850	18,377
Gibraltar Industries, Inc.	1,900	22,686
Griffon Corp. (a)	1,571	14,657
Insteel Industries, Inc.	1,650	18,629
Lennox International, Inc.	290	9,364
NCI Building Systems, Inc. (a)	1,530	24,939
Quanex Building Products Corp.	2,200	20,614
Trex Co., Inc. (a)	990	16,295
Universal Forest Products, Inc.	950	25,565
		242,425
Commercial Services & Supplies - 2.8%
ACCO Brands Corp. (a)	1,130	3,899
American Ecology Corp.	950	19,219
American Reprographics Co. (a)	1,550	10,695
Amrep Corp. (a)	50	1,564
ATC Technology Corp. (a)	770	11,265
Bowne & Co., Inc.	1,130	6,644

	Shares	Value
Casella Waste Systems, Inc. Class A (a)	270	$ 1,102
Cenveo, Inc. (a)	1,240	5,518
Clean Harbors, Inc. (a)	110	6,978
Comfort Systems USA, Inc.	2,660	28,196
Consolidated Graphics, Inc. (a)	890	20,150
Copart, Inc. (a)	60	1,631
Cornell Companies, Inc. (a)	780	14,500
Courier Corp.	120	2,148
Deluxe Corp.	3,820	57,147
EnergySolutions, Inc.	1,170	6,611
Ennis, Inc.	610	7,387
G&K Services, Inc. Class A	710	14,356
Herman Miller, Inc.	3,120	40,654
HNI Corp.	2,260	35,798
Interface, Inc. Class A	3,960	18,374
Kimball International, Inc. Class B	690	5,941
Knoll, Inc.	1,910	17,228
M&F Worldwide Corp. (a)	110	1,700
McGrath RentCorp.	390	8,330
Metalico, Inc. (a)	980	1,519
PRG-Schultz International, Inc. (a)	40	163
R.R. Donnelley & Sons Co.	1,030	13,987
Schawk, Inc. Class A	840	9,626
Standard Parking Corp. (a)	190	3,675
Standard Register Co.	1,360	12,145
Steelcase, Inc. Class A	5,700	32,034
Sykes Enterprises, Inc. (a)	710	13,575
Team, Inc. (a)	570	15,789
The Brink's Co.	310	8,333
United Stationers, Inc. (a)	760	25,452
Viad Corp.	1,320	32,657
Waste Services, Inc. (a)	410	2,698
		518,688
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	2,470	24,824
Dycom Industries, Inc. (a)	3,190	26,222
EMCOR Group, Inc. (a)	3,540	79,341
Fluor Corp.	210	9,423
Furmanite Corp. (a)	240	1,294
Granite Construction, Inc.	700	30,751
Insituform Technologies, Inc. Class A (a)	1,170	23,037
Integrated Electrical Services, Inc. (a)	500	4,380
KBR, Inc.	40	608
Layne Christensen Co. (a)	120	2,881
MasTec, Inc. (a)	2,780	32,192
Michael Baker Corp. (a)	470	17,348
Northwest Pipe Co. (a)	450	19,175
Orion Marine Group, Inc. (a)	40	386
Perini Corp. (a)	2,450	57,281
Pike Electric Corp. (a)	1,090	13,407
Shaw Group, Inc. (a)	500	10,235
		352,785
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 2.0%
A.O. Smith Corp.	1,330	$ 39,262
Acuity Brands, Inc.	1,680	58,649
Advanced Battery Technologies, Inc. (a)	180	479
AZZ, Inc. (a)	700	17,570
Baldor Electric Co.	2,500	44,625
Belden, Inc.	2,610	54,497
Brady Corp. Class A	400	9,580
C&D Technologies, Inc. (a)	500	1,565
Day4 Energy, Inc.	2,000	1,430
Encore Wire Corp.	1,360	25,786
EnerSys (a)	370	4,070
FuelCell Energy, Inc. (a)	220	854
Fushi Copperweld, Inc. (a)	60	316
GrafTech International Ltd. (a)	7,080	58,906
Hubbell, Inc. Class B	120	3,922
II-VI, Inc. (a)	160	3,054
LSI Industries, Inc.	460	3,160
Plug Power, Inc. (a)	120	122
Polypore International, Inc. (a)	180	1,361
Powell Industries, Inc. (a)	590	17,122
Regal-Beloit Corp.	50	1,900
Rockwell Automation, Inc.	230	7,415
Valence Technology, Inc. (a)	1,330	2,421
Vicor Corp.	540	3,569
Woodward Governor Co.	380	8,748
		370,383
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	200	1,976
Raven Industries, Inc.	610	14,701
Standex International Corp.	340	6,746
Tredegar Corp.	1,360	24,725
		48,148
Machinery - 5.3%
3D Systems Corp. (a)	20	159
Actuant Corp. Class A	2,010	38,230
AGCO Corp. (a)	100	2,359
Albany International Corp. Class A	100	1,280
Altra Holdings, Inc. (a)	980	7,752
American Railcar Industries, Inc.	100	1,053
Ampco-Pittsburgh Corp.	770	16,709
Astec Industries, Inc. (a)	50	1,567
Badger Meter, Inc.	810	23,506
Barnes Group, Inc.	2,390	34,655
Blount International, Inc. (a)	2,160	20,477
Briggs & Stratton Corp.	1,040	18,294
Bucyrus International, Inc. Class A	550	10,186
Cascade Corp.	150	4,479
Chart Industries, Inc. (a)	1,900	20,197
CIRCOR International, Inc.	1,100	30,250
Colfax Corp.	370	3,844

	Shares	Value
Columbus McKinnon Corp. (NY Shares) (a)	1,310	$ 17,882
Commercial Vehicle Group, Inc. (a)	90	84
Crane Co.	1,140	19,654
Cummins, Inc.	530	14,167
Dover Corp.	400	13,168
Dynamic Materials Corp.	160	3,090
EnPro Industries, Inc. (a)	1,650	35,541
Federal Signal Corp.	2,660	21,839
Flowserve Corp.	30	1,545
Gardner Denver, Inc. (a)	2,590	60,451
Gorman-Rupp Co.	897	27,915
Graco, Inc.	870	20,645
Graham Corp.	330	3,571
Greenbrier Companies, Inc.	160	1,099
Harsco Corp.	360	9,943
Hurco Companies, Inc. (a)	140	1,680
IDEX Corp.	220	5,313
Ingersoll-Rand Co. Ltd. Class A	1,330	23,076
John Bean Technologies Corp.	473	3,864
Joy Global, Inc.	200	4,578
K-Tron International, Inc. (a)	20	1,598
Kadant, Inc. (a)	950	12,806
Kennametal, Inc.	1,470	32,619
L.B. Foster Co. Class A (a)	350	10,948
Lincoln Electric Holdings, Inc.	130	6,621
Lydall, Inc. (a)	430	2,473
Manitowoc Co., Inc.	2,990	25,893
McCoy Corp.	1,100	1,221
Met-Pro Corp.	60	799
Mueller Industries, Inc.	1,760	44,141
Mueller Water Products, Inc. Class A	2,900	24,360
NACCO Industries, Inc. Class A	100	3,741
Navistar International Corp. (a)	300	6,414
NN, Inc.	340	779
Nordson Corp.	80	2,583
Oshkosh Co.	4,410	39,205
Parker Hannifin Corp.	150	6,381
RBC Bearings, Inc. (a)	130	2,636
Robbins & Myers, Inc.	1,440	23,285
Sauer-Danfoss, Inc.	570	4,988
Sun Hydraulics Corp.	970	18,275
Tecumseh Products Co. Class A (non-vtg.) (a)	1,240	11,879
Tennant Co.	330	5,082
Terex Corp. (a)	620	10,738
Thermadyne Holdings Corp. (a)	170	1,168
Timken Co.	2,320	45,542
Titan International, Inc.	2,842	23,447
Toro Co.	1,720	56,760
TriMas Corp. (a)	20	28
Trinity Industries, Inc.	970	15,287
Twin Disc, Inc.	120	827
Wabash National Corp.	1,270	5,664
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	50	$ 1,249
Xerium Technologies, Inc.	1,020	673
		974,212
Marine - 0.4%
Alexander & Baldwin, Inc.	90	2,255
American Commercial Lines, Inc. (a)	2,210	10,829
Excel Maritime Carriers Ltd.	540	3,802
Genco Shipping & Trading Ltd.	1,540	22,792
Horizon Lines, Inc. Class A	330	1,165
Kirby Corp. (a)	280	7,661
Safe Bulkers, Inc.	1,440	9,619
Star Bulk Carriers Corp.	1,505	3,868
TBS International Ltd. Class A (a)	1,560	15,647
Ultrapetrol (Bahamas) Ltd. (a)	70	223
		77,861
Professional Services - 2.6%
Administaff, Inc.	1,720	37,221
Advisory Board Co. (a)	60	1,338
CBIZ, Inc. (a)	2,740	23,701
CDI Corp.	1,480	19,151
Comsys IT Partners, Inc. (a)	250	560
Corporate Executive Board Co.	730	16,104
CoStar Group, Inc. (a)	530	17,458
CRA International, Inc. (a)	660	17,774
Equifax, Inc.	230	6,100
Exponent, Inc. (a)	990	29,779
First Advantage Corp. Class A (a)	460	6,509
Heidrick & Struggles International, Inc.	820	17,663
Hill International, Inc. (a)	1,240	8,730
Hudson Highland Group, Inc. (a)	830	2,781
ICF International, Inc. (a)	530	13,022
Kelly Services, Inc. Class A (non-vtg.)	1,160	15,092
Kforce, Inc. (a)	680	5,222
Korn/Ferry International (a)	3,150	35,973
Manpower, Inc.	350	11,897
Monster Worldwide, Inc. (a)	3,890	47,030
MPS Group, Inc. (a)	6,310	47,514
On Assignment, Inc. (a)	1,100	6,237
Resources Connection, Inc. (a)	2,460	40,295
School Specialty, Inc. (a)	680	13,002
Spherion Corp. (a)	1,660	3,669
TrueBlue, Inc. (a)	3,250	31,103
		474,925
Road & Rail - 0.8%
AMERCO (a)	120	4,144
Arkansas Best Corp.	1,590	47,875
Avis Budget Group, Inc. (a)	6,900	4,830
Celadon Group, Inc. (a)	430	3,668
Hertz Global Holdings, Inc. (a)	2,170	11,002
Marten Transport Ltd. (a)	1,090	20,666

	Shares	Value
Werner Enterprises, Inc.	2,460	$ 42,656
YRC Worldwide, Inc. (a)	3,960	11,365
		146,206
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	1,990	37,651
Beacon Roofing Supply, Inc. (a)	1,180	16,378
BlueLinx Corp.	50	95
DXP Enterprises, Inc. (a)	200	2,922
GATX Corp.	620	19,201
H&E Equipment Services, Inc. (a)	800	6,168
Houston Wire & Cable Co.	1,230	11,451
Interline Brands, Inc. (a)	310	3,295
MSC Industrial Direct Co., Inc. Class A	190	6,998
RSC Holdings, Inc. (a)	360	3,067
Rush Enterprises, Inc. Class A (a)	1,670	14,312
TAL International Group, Inc.	290	4,089
Textainer Group Holdings Ltd.	390	4,134
United Rentals, Inc. (a)	4,608	42,025
Watsco, Inc.	90	3,456
WESCO International, Inc. (a)	2,770	53,267
		228,509
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	870	2,758
TOTAL INDUSTRIALS		3,922,328
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.1%
3Com Corp. (a)	10,000	22,800
Acme Packet, Inc. (a)	840	4,418
Adtran, Inc.	1,840	27,379
Avocent Corp. (a)	3,020	54,088
BigBand Networks, Inc. (a)	610	3,367
Black Box Corp.	490	12,799
Brocade Communications Systems, Inc. (a)	10,970	30,716
Ciena Corp. (a)	3,690	24,723
CommScope, Inc. (a)	1,740	27,040
Comtech Telecommunications Corp. (a)	190	8,706
DG FastChannel, Inc. (a)	40	499
Digi International, Inc. (a)	470	3,812
EchoStar Holding Corp. Class A (a)	280	4,164
EMS Technologies, Inc. (a)	670	17,333
Emulex Corp. (a)	5,850	40,833
Extreme Networks, Inc. (a)	661	1,547
F5 Networks, Inc. (a)	270	6,172
Finisar Corp. (a)	3,140	1,193
Harris Stratex Networks, Inc. Class A (a)	330	1,703
Hughes Communications, Inc. (a)	130	2,072
InterDigital, Inc. (a)	1,420	39,050
Ixia (a)	1,940	11,213
JDS Uniphase Corp. (a)	11,030	40,260
Loral Space & Communications Ltd. (a)	10	145
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
NETGEAR, Inc. (a)	450	$ 5,135
Oplink Communications, Inc. (a)	190	1,634
Parkervision, Inc. (a)	450	1,112
Plantronics, Inc.	3,630	47,916
Polycom, Inc. (a)	1,020	13,780
Powerwave Technologies, Inc. (a)	6,730	3,365
SeaChange International, Inc. (a)	1,030	7,426
ShoreTel, Inc. (a)	351	1,576
Sonus Networks, Inc. (a)	1,020	1,612
Starent Networks Corp. (a)	250	2,983
Symmetricom, Inc. (a)	160	632
Tekelec (a)	2,530	33,750
Tellabs, Inc. (a)	12,050	49,646
UTStarcom, Inc. (a)	3,790	7,012
ViaSat, Inc. (a)	700	16,856
		580,467
Computers & Peripherals - 1.6%
3PAR, Inc. (a)	850	6,486
Adaptec, Inc. (a)	3,920	12,936
Avid Technology, Inc. (a)	1,400	15,274
Compellent Technologies, Inc. (a)	100	973
Electronics for Imaging, Inc. (a)	2,260	21,606
Hutchinson Technology, Inc. (a)	440	1,531
Hypercom Corp. (a)	50	54
Imation Corp.	1,370	18,591
Intermec, Inc. (a)	390	5,179
Lexmark International, Inc. Class A (a)	390	10,491
NCR Corp. (a)	710	10,032
NetApp, Inc. (a)	130	1,816
Netezza Corp. (a)	1,480	9,827
Palm, Inc. (a)	1,740	5,342
QLogic Corp. (a)	5,300	71,232
Rackable Systems, Inc. (a)	320	1,261
Seagate Technology	2,770	12,271
STEC, Inc. (a)	2,740	11,672
Stratasys, Inc. (a)	130	1,398
Sun Microsystems, Inc. (a)	1,910	7,296
Synaptics, Inc. (a)	2,440	40,406
Teradata Corp. (a)	300	4,449
Western Digital Corp. (a)	2,100	24,045
Xyratex Ltd. (a)	370	1,092
		295,260
Electronic Equipment & Components - 3.2%
Acacia Research Corp. - Acacia Technologies (a)	430	1,307
Agilent Technologies, Inc. (a)	700	10,941
Agilysys, Inc.	130	558
Amphenol Corp. Class A	480	11,510
Anixter International, Inc. (a)	500	15,060
Arrow Electronics, Inc. (a)	1,510	28,448

	Shares	Value
Avnet, Inc. (a)	320	$ 5,827
Benchmark Electronics, Inc. (a)	4,260	54,400
Brightpoint, Inc. (a)	1,770	7,700
Cogent, Inc. (a)	750	10,178
Cognex Corp.	1,140	16,872
Coherent, Inc. (a)	810	17,383
CTS Corp.	2,230	12,287
Daktronics, Inc.	540	5,054
DTS, Inc. (a)	920	16,882
Electro Rent Corp.	20	223
Electro Scientific Industries, Inc. (a)	830	5,636
Gerber Scientific, Inc. (a)	260	1,329
Ingram Micro, Inc. Class A (a)	740	9,909
Insight Enterprises, Inc. (a)	1,630	11,247
Itron, Inc. (a)	120	7,649
Jabil Circuit, Inc.	610	4,118
L-1 Identity Solutions, Inc. (a)	100	674
Littelfuse, Inc. (a)	960	15,936
Measurement Specialties, Inc. (a)	10	70
Methode Electronics, Inc. Class A	2,350	15,839
Molex, Inc.	620	8,984
MTS Systems Corp.	600	15,984
Multi-Fineline Electronix, Inc. (a)	1,300	15,197
Nam Tai Electronics, Inc.	490	2,695
National Instruments Corp.	160	3,898
Newport Corp. (a)	860	5,831
OSI Systems, Inc. (a)	550	7,618
Park Electrochemical Corp.	750	14,220
PC Connection, Inc. (a)	190	973
Plexus Corp. (a)	1,910	32,375
RadiSys Corp. (a)	20	111
Rofin-Sinar Technologies, Inc. (a)	1,720	35,398
Rogers Corp. (a)	590	16,384
Sanmina-SCI Corp. (a)	11,380	5,349
ScanSource, Inc. (a)	800	15,416
SYNNEX Corp. (a)	1,800	20,394
Tech Data Corp. (a)	1,730	30,863
Technitrol, Inc.	1,620	5,638
Trimble Navigation Ltd. (a)	520	11,237
TTM Technologies, Inc. (a)	2,850	14,849
Universal Display Corp. (a)	90	851
Vishay Intertechnology, Inc. (a)	9,670	33,071
Zygo Corp. (a)	50	346
		584,719
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	220	3,320
Art Technology Group, Inc. (a)	1,660	3,204
AsiaInfo Holdings, Inc. (a)	1,780	21,075
Digital River, Inc. (a)	1,950	48,360
EarthLink, Inc. (a)	3,880	26,229
iMergent, Inc.	320	1,328
Interwoven, Inc. (a)	780	9,828
j2 Global Communications, Inc. (a)	2,600	52,104
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Limelight Networks, Inc. (a)	40	$ 98
LoopNet, Inc. (a)	1,060	7,229
Marchex, Inc. Class B	1,140	6,646
ModusLink Global Solutions, Inc. (a)	990	2,861
Move, Inc. (a)	360	576
NaviSite, Inc. (a)	300	120
NIC, Inc.	1,200	5,520
Open Text Corp. (a)	1,620	49,251
Perficient, Inc. (a)	210	1,004
RealNetworks, Inc. (a)	1,400	4,942
S1 Corp. (a)	3,500	27,615
Sohu.com, Inc. (a)	170	8,048
SonicWALL, Inc. (a)	2,020	8,040
Soundbite Communications, Inc. (a)	400	516
Switch & Data Facilities Co., Inc. (a)	310	2,291
The Knot, Inc. (a)	400	3,328
TheStreet.com, Inc.	450	1,305
United Online, Inc.	3,252	19,740
ValueClick, Inc. (a)	4,420	30,233
VeriSign, Inc. (a)	300	5,724
Vignette Corp. (a)	1,670	15,715
VistaPrint Ltd. (a)	390	7,258
Vocus, Inc. (a)	510	9,287
Zix Corp. (a)	330	393
		383,188
IT Services - 2.1%
Acxiom Corp.	4,790	38,847
Ciber, Inc. (a)	4,200	20,202
Computer Sciences Corp. (a)	300	10,542
Convergys Corp. (a)	7,010	44,934
CSG Systems International, Inc. (a)	2,220	38,783
DST Systems, Inc. (a)	100	3,798
Euronet Worldwide, Inc. (a)	330	3,831
ExlService Holdings, Inc. (a)	400	3,428
Forrester Research, Inc. (a)	600	16,926
Gartner, Inc. Class A (a)	800	14,264
Global Cash Access Holdings, Inc. (a)	1,700	3,774
Hackett Group, Inc. (a)	110	321
Heartland Payment Systems, Inc.	410	7,175
Hewitt Associates, Inc. Class A (a)	300	8,514
iGate Corp. (a)	970	6,315
infoGROUP, Inc.	500	2,370
Integral Systems, Inc. (a)	1,090	13,135
Mastech Holdings, Inc. (a)	13	31
Maximus, Inc.	170	5,969
NCI, Inc. Class A (a)	270	8,135
Ness Technologies, Inc. (a)	590	2,525
NeuStar, Inc. Class A (a)	1,330	25,443
Online Resources Corp. (a)	30	142
Perot Systems Corp. Class A (a)	2,760	37,729
RightNow Technologies, Inc. (a)	1,370	10,590

	Shares	Value
Sapient Corp. (a)	5,440	$ 24,154
Syntel, Inc.	170	3,930
Teletech Holdings, Inc. (a)	2,550	21,293
TNS, Inc. (a)	20	188
Total System Services, Inc.	340	4,760
Unisys Corp. (a)	7,780	6,613
Wright Express Corp. (a)	290	3,654
		392,315
Office Electronics - 0.2%
Xerox Corp.	1,270	10,122
Zebra Technologies Corp. Class A (a)	1,430	28,972
		39,094
Semiconductors & Semiconductor Equipment - 5.7%
Actel Corp. (a)	1,440	16,877
Advanced Analogic Technologies, Inc. (a)	70	211
Advanced Energy Industries, Inc. (a)	2,180	21,691
Advanced Micro Devices, Inc. (a)	770	1,663
Amkor Technology, Inc. (a)	11,290	24,612
Analog Devices, Inc.	650	12,363
Applied Micro Circuits Corp. (a)	2,540	9,982
Atheros Communications, Inc. (a)	760	10,876
Atmel Corp. (a)	17,910	56,058
ATMI, Inc. (a)	1,580	24,379
Broadcom Corp. Class A (a)	710	12,049
Brooks Automation, Inc. (a)	2,990	17,372
Cabot Microelectronics Corp. (a)	1,110	28,938
Cirrus Logic, Inc. (a)	3,210	8,603
Cohu, Inc.	580	7,047
Conexant Systems, Inc. (a)	520	356
Cymer, Inc. (a)	1,070	23,444
DSP Group, Inc. (a)	550	4,411
Entegris, Inc. (a)	8,580	18,790
Exar Corp. (a)	1,170	7,804
Fairchild Semiconductor International, Inc. (a)	7,960	38,924
FEI Co. (a)	460	8,676
Integrated Device Technology, Inc. (a)	9,290	52,117
Intellon Corp.	500	1,255
International Rectifier Corp. (a)	1,080	14,580
Intersil Corp. Class A	2,350	21,597
IXYS Corp.	610	5,039
KLA-Tencor Corp.	290	6,319
Kulicke & Soffa Industries, Inc. (a)	570	969
Lattice Semiconductor Corp. (a)	6,130	9,256
LSI Corp. (a)	5,730	18,852
Marvell Technology Group Ltd. (a)	1,970	13,140
Mattson Technology, Inc. (a)	310	437
MEMC Electronic Materials, Inc. (a)	470	6,712
Micrel, Inc.	3,690	26,974
Microtune, Inc. (a)	400	816
MKS Instruments, Inc. (a)	2,910	43,039
Monolithic Power Systems, Inc. (a)	1,790	22,572
National Semiconductor Corp.	410	4,129
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Netlogic Microsystems, Inc. (a)	960	$ 21,130
Novellus Systems, Inc. (a)	2,040	25,174
NVIDIA Corp. (a)	890	7,182
Omnivision Technologies, Inc. (a)	2,120	11,130
ON Semiconductor Corp. (a)	2,060	7,004
Pericom Semiconductor Corp. (a)	1,830	10,028
PMC-Sierra, Inc. (a)	8,280	40,241
RF Micro Devices, Inc. (a)	8,420	6,568
Rudolph Technologies, Inc. (a)	150	530
Semtech Corp. (a)	3,560	40,121
Silicon Image, Inc. (a)	5,340	22,428
Silicon Laboratories, Inc. (a)	1,740	43,117
Silicon Storage Technology, Inc. (a)	1,870	4,282
Skyworks Solutions, Inc. (a)	6,930	38,392
Spansion, Inc. Class A (a)	280	53
Standard Microsystems Corp. (a)	840	13,726
Supertex, Inc. (a)	610	14,646
Techwell, Inc. (a)	170	1,105
Teradyne, Inc. (a)	9,400	39,668
Tessera Technologies, Inc. (a)	140	1,663
TriQuint Semiconductor, Inc. (a)	2,250	7,740
Ultra Clean Holdings, Inc. (a)	110	221
Ultratech, Inc. (a)	1,400	16,744
Varian Semiconductor Equipment Associates, Inc. (a)	1,150	20,838
Veeco Instruments, Inc. (a)	2,190	13,885
Verigy Ltd. (a)	1,510	14,526
Volterra Semiconductor Corp. (a)	1,850	13,228
Zoran Corp. (a)	1,160	7,923
		1,046,222
Software - 3.3%
Actuate Corp. (a)	75	222
Advent Software, Inc. (a)	210	4,194
ArcSight, Inc.	40	320
Aspen Technology, Inc. (a)	2,450	18,179
Autodesk, Inc. (a)	550	10,808
Blackbaud, Inc.	230	3,105
Bottomline Technologies, Inc. (a)	280	1,988
Cadence Design Systems, Inc. (a)	8,300	30,378
CommVault Systems, Inc. (a)	190	2,548
Compuware Corp. (a)	2,000	13,500
DemandTec, Inc. (a)	90	726
Double-Take Software, Inc. (a)	180	1,615
EPIQ Systems, Inc. (a)	840	14,036
FactSet Research Systems, Inc.	100	4,424
Fair Isaac Corp.	3,110	52,435
FalconStor Software, Inc. (a)	350	973
i2 Technologies, Inc. (a)	180	1,150
Interactive Intelligence, Inc. (a)	350	2,244
Jack Henry & Associates, Inc.	250	4,853
JDA Software Group, Inc. (a)	1,700	22,321

	Shares	Value
Kenexa Corp. (a)	710	$ 5,666
Lawson Software, Inc. (a)	950	4,503
Manhattan Associates, Inc. (a)	1,440	22,766
Mentor Graphics Corp. (a)	2,720	14,062
MICROS Systems, Inc. (a)	570	9,302
MicroStrategy, Inc. Class A (a)	500	18,565
MSC.Software Corp. (a)	340	2,271
Net 1 UEPS Technologies, Inc. (a)	2,390	32,743
NetScout Systems, Inc. (a)	860	7,413
Nuance Communications, Inc. (a)	110	1,140
Parametric Technology Corp. (a)	3,610	45,667
Pegasystems, Inc.	270	3,337
Phoenix Technologies Ltd. (a)	110	385
Progress Software Corp. (a)	910	17,527
PROS Holdings, Inc. (a)	90	518
Quest Software, Inc. (a)	3,370	42,428
Radiant Systems, Inc. (a)	1,120	3,774
Renaissance Learning, Inc.	10	90
Smith Micro Software, Inc. (a)	480	2,669
Solera Holdings, Inc. (a)	90	2,169
SPSS, Inc. (a)	660	17,794
Sybase, Inc. (a)	420	10,403
Symyx Technologies, Inc. (a)	160	950
Synchronoss Technologies, Inc. (a)	700	7,462
Synopsys, Inc. (a)	280	5,186
Take-Two Interactive Software, Inc.	2,190	16,556
Taleo Corp. Class A (a)	890	6,969
The9 Ltd. sponsored ADR (a)	80	1,066
TIBCO Software, Inc. (a)	10,800	56,052
Tyler Technologies, Inc. (a)	1,250	14,975
Ultimate Software Group, Inc. (a)	230	3,358
Wind River Systems, Inc. (a)	4,310	38,919
		606,704
TOTAL INFORMATION TECHNOLOGY		3,927,969
MATERIALS - 5.7%
Chemicals - 2.7%
A. Schulman, Inc.	1,250	21,250
American Vanguard Corp.	200	2,340
Arch Chemicals, Inc.	10	261
Ashland, Inc.	3,543	37,237
Balchem Corp.	320	7,971
Cabot Corp.	250	3,825
Calgon Carbon Corp. (a)	900	13,824
Celanese Corp. Class A	140	1,740
CF Industries Holdings, Inc.	220	10,815
Chemtura Corp.	12,930	18,102
Cytec Industries, Inc.	480	10,186
Eastman Chemical Co.	140	4,439
Ferro Corp.	2,350	16,568
GenTek, Inc. (a)	80	1,204
H.B. Fuller Co.	2,250	36,270
ICO, Inc. (a)	830	2,623
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Innophos Holdings, Inc.	1,120	$ 22,187
Innospec, Inc.	1,170	6,891
Koppers Holdings, Inc.	1,500	32,430
Landec Corp. (a)	640	4,211
LSB Industries, Inc. (a)	560	4,659
Minerals Technologies, Inc.	540	22,086
NewMarket Corp.	590	20,597
NOVA Chemicals Corp.	3,000	14,424
Olin Corp.	2,160	39,053
OM Group, Inc. (a)	1,100	23,221
Penford Corp.	40	405
PolyOne Corp. (a)	4,530	14,270
Quaker Chemical Corp.	410	6,745
Rockwood Holdings, Inc. (a)	1,060	11,448
ShengdaTech, Inc. (a)	180	634
Spartech Corp.	1,220	7,637
Stepan Co.	310	14,567
Terra Industries, Inc.	990	16,503
Valhi, Inc.	30	321
Valspar Corp.	1,120	20,261
W.R. Grace & Co. (a)	270	1,612
Zep, Inc.	1,190	22,979
Zoltek Companies, Inc. (a)	720	6,473
		502,269
Construction Materials - 0.1%
Headwaters, Inc. (a)	2,890	19,508
Containers & Packaging - 0.5%
Myers Industries, Inc.	1,300	10,400
Packaging Corp. of America	50	673
Rock-Tenn Co. Class A	660	22,559
Sealed Air Corp.	260	3,884
Smurfit-Stone Container Corp. (a)	7,590	1,935
Sonoco Products Co.	330	7,643
Temple-Inland, Inc.	7,110	34,128
		81,222
Metals & Mining - 1.9%
A.M. Castle & Co.	1,040	11,263
AK Steel Holding Corp.	3,470	32,340
Allegheny Technologies, Inc.	260	6,638
Amerigo Resources Ltd.	2,900	906
Brush Engineered Materials, Inc. (a)	910	11,575
Carpenter Technology Corp.	2,330	47,858
Century Aluminum Co. (a)	3,110	31,100
Farallon Resources Ltd. (a)	3,700	456
General Steel Holdings, Inc. (a)	420	1,676
Haynes International, Inc. (a)	550	13,541
Hecla Mining Co. (a)	4,120	11,536
Kaiser Aluminum Corp.	350	7,882
Olympic Steel, Inc.	820	16,703

	Shares	Value
Redcorp Ventures Ltd. (a)	16,500	$ 542
Redcorp Ventures Ltd. warrants 7/10/09 (a)	8,250	21
Reliance Steel & Aluminum Co.	950	18,943
RTI International Metals, Inc. (a)	1,930	27,618
Schnitzer Steel Industries, Inc. Class A	1,470	55,346
Sims Metal Management Ltd. sponsored ADR	2,026	25,163
Stillwater Mining Co. (a)	790	3,903
Sutor Technology Group Ltd. (a)	40	92
United States Steel Corp.	170	6,324
Universal Stainless & Alloy Products, Inc. (a)	140	2,029
Worthington Industries, Inc.	1,760	19,395
Yamana Gold, Inc.	223	1,732
		354,582
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)	1,430	5,205
Clearwater Paper Corp. (a)	120	1,007
Deltic Timber Corp.	100	4,552
Domtar Corp. (a)	6,410	10,705
Glatfelter	1,670	15,531
International Paper Co.	830	9,794
Louisiana-Pacific Corp.	2,530	3,947
MeadWestvaco Corp.	280	3,133
Mercer International, Inc. (SBI) (a)	330	634
Neenah Paper, Inc.	350	3,094
Schweitzer-Mauduit International, Inc.	390	7,808
Verso Paper Corp.	100	103
Wausau-Mosinee Paper Corp.	2,250	25,628
		91,141
TOTAL MATERIALS		1,048,722
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
Alaska Communication Systems Group, Inc.	940	8,817
Atlantic Tele-Network, Inc.	500	13,275
Cbeyond, Inc. (a)	680	10,866
Cincinnati Bell, Inc. (a)	13,350	25,766
Cogent Communications Group, Inc. (a)	1,180	7,705
Embarq Corp.	600	21,576
General Communications, Inc. Class A (a)	500	4,045
Global Crossing Ltd. (a)	640	5,082
Iowa Telecommunication Services, Inc.	1,460	20,849
NTELOS Holdings Corp.	1,950	48,087
PAETEC Holding Corp. (a)	310	446
Premiere Global Services, Inc. (a)	4,940	42,533
Qwest Communications International, Inc.	2,650	9,646
tw telecom, inc. (a)	4,730	40,063
		258,756
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Centennial Communications Corp. Class A (a)	5,860	$ 47,232
ICO Global Communications Holdings Ltd. Class A (a)	250	283
IPCS, Inc. (a)	540	3,704
NII Holdings, Inc. (a)	260	4,727
Syniverse Holdings, Inc. (a)	2,140	25,552
Telephone & Data Systems, Inc.	200	6,350
U.S. Cellular Corp. (a)	200	8,648
USA Mobility, Inc.	1,020	11,801
		108,297
TOTAL TELECOMMUNICATION SERVICES		367,053
UTILITIES - 0.5%
Gas Utilities - 0.1%
Laclede Group, Inc.	150	7,026
Northwest Natural Gas Co.	30	1,327
WGL Holdings, Inc.	480	15,691
		24,044
Independent Power Producers & Energy Traders - 0.1%
Canadian Hydro Developers, Inc. (a)	900	2,204
Mirant Corp. (a)	320	6,038
		8,242
Multi-Utilities - 0.2%
Avista Corp.	1,300	25,194
CH Energy Group, Inc.	300	15,417
		40,611

	Shares	Value
Water Utilities - 0.1%
Cascal BV	1,240	$ 4,985
SJW Corp.	440	13,174
		18,159
TOTAL UTILITIES		91,056
TOTAL COMMON STOCKS (Cost $26,637,194)		18,309,866
Money Market Funds - 1.0%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $189,951)	189,951	189,951
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $26,827,145)	18,499,817
NET OTHER ASSETS - (0.1)%	(27,263)
NET ASSETS - 100%	$ 18,472,554
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,499,817	$ 18,499,796	$ 21	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $3,342,872 of which $575,464 and $2,767,408 will expire on December 31, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $554,812 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,827,145)		$ 18,499,817
Receivable for investments sold		333,666
Receivable for fund shares sold		18,173
Dividends receivable		18,141
Total assets		18,869,797

Liabilities
Payable for investments purchased	$ 210,743
Payable for fund shares redeemed	172,084
Accrued management fee	11,504
Other affiliated payables	2,912
Total liabilities		397,243

Net Assets		$ 18,472,554
Net Assets consist of:
Paid in capital		$ 30,909,614
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,109,852)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(8,327,208)
Net Assets		$ 18,472,554

Statement of Assets and Liabilities - continued

December 31, 2008

Initial Class: Net Asset Value, offering price and redemption price per share ($8,943,603 ÷ 1,614,565 shares)	$ 5.54

Investor Class: Net Asset Value, offering price and redemption price per share ($9,528,951 ÷ 1,719,816 shares)	$ 5.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2008

Investment Income
Dividends		$ 239,459
Interest		4,328
Total income		243,787

Expenses
Management fee	$ 170,253
Transfer agent fees	17,670
Accounting fees and expenses	8,077
Independent trustees' compensation	18,383
Total expenses		214,383
Net investment income (loss)		29,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,193,505)
Foreign currency transactions	(115)
Total net realized gain (loss)		(3,193,620)
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,989,290)
Assets and liabilities in foreign currencies	120
Total change in net unrealized appreciation (depreciation)		(6,989,170)
Net gain (loss)		(10,182,790)
Net increase (decrease) in net assets resulting from operations		$ (10,153,386)

Statement of Changes in Net Assets

	Year ended December 31, 2008	For the period April 27, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,404	$ 25,645
Net realized gain (loss)	(3,193,620)	(915,911)
Change in net unrealized appreciation (depreciation)	(6,989,170)	(1,338,038)
Net increase (decrease) in net assets resulting from operations	(10,153,386)	(2,228,304)
Distributions to shareholders from net investment income	(49,885)	(28,626)
Share transactions - net increase (decrease)	6,551,816	24,380,939
Total increase (decrease) in net assets	(3,651,455)	22,124,009

Net Assets
Beginning of period	22,124,009	-
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $251, respectively)	$ 18,472,554	$ 22,124,009

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.02
Net realized and unrealized gain (loss)	(3.49)	(.97)
Total from investment operations	(3.47)	(.95)
Distributions from net investment income	(.02)	(.02)
Net asset value, end of period	$ 5.54	$ 9.03
Total Return B, C	(38.42)%	(9.54)%
Ratios to Average Net Assets F
Expenses before reductions	.95%	.95% A
Expenses net of fee waivers, if any	.95%	.95% A
Expenses net of all reductions	.95%	.95% A
Net investment income (loss)	.22%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,944	$ 10,239
Portfolio turnover rate	132%	120% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 27, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.01
Net realized and unrealized gain (loss)	(3.49)	(.97)
Total from investment operations	(3.48)	(.96)
Distributions from net investment income	(.01)	(.01)
Net asset value, end of period	$ 5.54	$ 9.03
Total Return B, C	(38.53)%	(9.62)%
Ratios to Average Net Assets F
Expenses before reductions	1.10%	1.10% A
Expenses net of fee waivers, if any	1.10%	1.10% A
Expenses net of all reductions	1.10%	1.10% A
Net investment income (loss)	.07%	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,529	$ 11,885
Portfolio turnover rate	132%	120% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 27, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Strategic Advisers Small Cap Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers Initial Class shares and Investor Class shares, each of which has equal voting rights to assets and voting privileges. Each class has exclusive voting rights with respect to the matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 850,486
Unrealized depreciation	(9,389,864)
Net unrealized appreciation (depreciation)	(8,539,378)
Capital loss carryforward	(3,342,872)

Cost for federal income tax purposes	$ 27,039,195

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 49,885	$ 28,626

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,134,697 and $27,574,508, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .82% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .95% and 1.10% of Initial Class' and Investor Class' average net assets, respectively. For the period ended December 31, 2008, the Fund only accrued management fees, accounting fees, Investor Class' transfer agent fees, a portion of Trustees' compensation and a portion of Initial Class' transfer agent fees. The Fund did not accrue custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Sub-Adviser. OppenheimerFunds, Inc. (Oppenheimer), serves as sub-adviser for the Fund. Oppenheimer provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .07% and .15% of average net assets for the Initial Class and Investor Class, respectively. Prior to February 1, 2008, FIIOC received an asset-based fee of .18% of average net assets for the Investor Class. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at the annual rate of .00% and .15% (.03% and .18% prior to February 1, 2008), respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Initial Class	$ 239.00
Investor Class	17,431.15
	$ 17,670

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007A
From net investment income
Initial Class	$ 32,761	$ 18,082
Investor Class	17,124	10,544
Total	$ 49,885	$ 28,626

A For the period April 27, 2007 (commencement of operations) to December 31, 2007.

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007A	2008	2007A
Initial Class
Shares sold	623,998	1,193,076	$ 4,343,656	$ 11,900,081
Reinvestment of distributions	6,240	1,989	32,761	18,082
Shares redeemed	(149,831)	(60,907)	(1,058,071)	(589,679)
Net increase (decrease)	480,407	1,134,158	$ 3,318,346	$ 11,328,484
Investor Class
Shares sold	627,501	1,384,496	$ 4,773,229	$ 13,708,213
Reinvestment of distributions	3,262	1,161	17,124	10,544
Shares redeemed	(227,540)	(69,064)	(1,556,883)	(666,302)
Net increase (decrease)	403,223	1,316,593	$ 3,233,470	$ 13,052,455

A For the period April 27, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Fidelity Strategic Advisers Small Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Advisers Small Cap Portfolio (a fund of Fidelity Rutland Square Trust II) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Advisers Small Cap Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Howard E. Cox, Jr., Boyce I. Greer, and Karen Kaplan, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee nine funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees 18 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (47)

Year of Election or Appointment: 2006

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research (1994-present) and a Director of Zipcar, Inc. (2003-
present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEIGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004).

Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Mr. Cox serves as a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-
present). Previously, Mr. Cox served as a member of the Board of Directors of Centene Corp. (healthcare services, 1993-2003). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Ralph F. Cox (76)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Mr. Cox is a Director of CH2M Hill Companies (engineering, 1981-present) and Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of Texas A&M University (1982-present) and the University of Texas at Austin (1983-present). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., (advertising and specialized marketing, 2007-present). Mr. Kaplan has served in various capacities at the firm since 1982. Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006).

Executive Officers**:

Correspondence intended for each executive officer and Mr. Murphy may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephen D. Fisher (46)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of Strategic Advisers Small Cap. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (53)

Year of Election or Appointment: 2007

President and Treasurer of Strategic Advisers Small Cap. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of Fidelity Investments.

Charles V. Senatore (54)

Year of Election or Appointment: 2007

Chief Compliance Officer of Strategic Advisers Small Cap. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

Holly C. Laurent (54)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of Strategic Advisers Small Cap. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2007

Chief Financial Officer (CFO) of Strategic Advisers Small Cap. Mr. Christian also serves as CFO of other Fidelity funds (2008-present). Mr. Christian is a Senior Vice President for Fidelity Pricing & Cash Management Services (FPCMS) (2004-present) and Vice President (2003-2004). Prior to joining Fidelity Investments, Mr. Christian was a Senior Vice President at Scudderkemper Investments (2000-2003).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of Strategic Advisers Small Cap. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 100% of dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

OppenheimerFunds, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

F-SCV-I-ANN-0209
1.891037.100

Fidelity® Strategic Advisers®

Small Cap Portfolio - Investor Class

Annual Report

December 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Life of Fund A
Small Cap - Investor Class	-38.53%	-29.49%

A From April 27, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Advisers® Small Cap Portfolio - Investor Class on April 27, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Zavanelli and Marc Reinganum, who co-manage the Fidelity® Strategic Advisers® Small Cap Portfolio as Portfolio Managers for sub-adviser OppenheimerFunds, Inc.

By year-end 2008, the vicious credit crisis sparked in the U.S. had spread like wildfire across the world's capital markets, stunting global growth, toppling commodity prices, changing the face of the global financial system and chasing risk-averse investors toward the sidelines. The U.S. equity markets, as measured by the Dow Jones Industrial AverageSM and Standard & Poor's 500SM Index, fell hard as a result, declining 31.93% and 37.00%, respectively, while the technology-laden NASDAQ Composite® Index slid 40.03%. Foreign market stocks saw an even sharper decline, as illustrated by the 43.28% loss of the MSCI® EAFE® Index (Europe, Australasia, Far East), a gauge of developed stock markets outside the U.S. and Canada. A generally stronger U.S. dollar also held back returns for U.S. investors in foreign equities. Emerging-markets stocks - the global performance leader only a year ago - fell harder still, dropping 53.18%, as measured by the MSCI Emerging Markets Index. The only clear winners during the past year were assets backed by the U.S. government, as investors fled from risk. Thus, the Barclays Capital U.S. Treasury Bond Index climbed 13.74% for the year, while the Barclays Capital U.S. Aggregate Bond Index - a broader measure of the U.S. investment-grade bond universe - gained a more modest 5.24%. By contrast, high-yield bonds bore the brunt of investors' increasing wariness over risk, as expressed by the Merrill Lynch® U.S. High Yield Master II Constrained Index's drop of 26.11%. The emerging-markets bond category also felt the shock of investors' risk-averse sentiment, with the JPMorgan Emerging Markets Bond Index (EMBI) Global falling 10.91%. Meanwhile, the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - eked out a 1.69% gain.

For the year, the fund's Initial Class shares fell 38.42%, significantly underperforming the Russell 2000® Index, which declined 33.79%. The fund generally produced returns in line with the index for the first half of the period. Investing at the larger end of the small-cap range - which included a number of mid-cap companies, rather than micro-cap and other smaller-capitalization stocks - was beneficial. The fund also gained from its positioning in the materials sector, which benefited relative performance as commodity prices soared to record highs. Underweighting the financials sector, which was hurt by the credit crisis, and the health care sector, where managed care companies struggled with rising costs, provided a relative boost to performance as well. Conversely, an underweighted position in the energy sector detracted from relative performance in the first half of the year. However, much of what buoyed the fund's results during the first half of the year detracted in the second half when extreme volatility roiled the equity markets, including our underweightings in health care and financials, as well as an overweighting in information technology. Mid-cap stocks, many of which were removed from the Russell 2000 Index when it rebalanced at mid-year, fell sharply, adversely affecting the fund to a greater extent than the index. Stock selection also hurt, especially not owning large enough stakes in two energy stocks and one in materials. Oil and gas company Petrohawk Energy, energy-focused industrial conglomerate Walter Industries and fertilizer manufacturer CF Industries all benefited from increased demand for their products and services, and the fund missed out on their strong gains in the first half of the period when they were index constituents. The fund's performance also was hampered by owning an out-of-index position in retailer and designer Liz Claiborne. On the positive side, owning three strong-performing out-of-index stocks contributed to the fund's relative performance: military supplier DRS Technologies; insurer Philadelphia Consolidated; and discount retailer Dollar Tree. Petrohawk Energy, DRS Technologies, Philadelphia Consolidated and Dollar Tree were no longer in the portfolio at period end.

For the year, the fund's Investor Class shares fell 38.53%, significantly underperforming the Russell 2000® Index, which declined 33.79%. The fund generally produced returns in line with the index for the first half of the period. Investing at the larger end of the small-cap range - which included a number of mid-cap companies, rather than micro-cap and other smaller-capitalization stocks - was beneficial. The fund also gained from its positioning in the materials sector, which benefited relative performance as commodity prices soared to record highs. Underweighting the financials sector, which was hurt by the credit crisis, and the health care sector, where managed care companies struggled with rising costs, provided a relative boost to performance as well. Conversely, an underweighted position in the energy sector detracted from relative performance in the first half of the year. However, much of what buoyed the fund's results during the first half of the year detracted in the second half when extreme volatility roiled the equity markets, including our underweightings in health care and financials, as well as an overweighting in information technology. Mid-cap stocks, many of which were removed from the Russell 2000 Index when it rebalanced at mid-year, fell sharply, adversely affecting the fund to a greater extent than the index. Stock selection also hurt, especially not owning large enough stakes in two energy stocks and one in materials. Oil and gas company Petrohawk Energy, energy-focused industrial conglomerate Walter Industries and fertilizer manufacturer CF Industries all benefited from increased demand for their products and services, and the fund missed out on their strong gains in the first half of the period when they were index constituents. The fund's performance also was hampered by owning an out-of-index position in retailer and designer Liz Claiborne. On the positive side, owning three strong-performing out-of-index stocks contributed to the fund's relative performance: military supplier DRS Technologies; insurer Philadelphia Consolidated; and discount retailer Dollar Tree. Petrohawk Energy, DRS Technologies, Philadelphia Consolidated and Dollar Tree were no longer in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Initial Class	.95%
Actual		$ 1,000.00	$ 679.80	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.36	$ 4.82
Investor Class	1.10%
Actual		$ 1,000.00	$ 679.40	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
EMCOR Group, Inc.	0.4	0.3
QLogic Corp.	0.4	0.3
AMERIGROUP Corp.	0.4	0.1
Tractor Supply Co.	0.3	0.2
Gardner Denver, Inc.	0.3	0.4
GrafTech International Ltd.	0.3	0.4
Acuity Brands, Inc.	0.3	0.4
Perini Corp.	0.3	0.1
Deluxe Corp.	0.3	0.2
Toro Co.	0.3	0.2
	3.3

Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.3	21.4
Industrials	21.2	20.8
Consumer Discretionary	16.5	13.6
Financials	15.9	12.7
Health Care	7.5	6.8

Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Stocks 99.1%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	3.8%	** Foreign investments	5.1%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.	3,920	$ 11,329
Amerigon, Inc. (a)	70	228
ArvinMeritor, Inc.	4,310	12,284
Autoliv, Inc.	1,780	38,199
Cooper Tire & Rubber Co.	3,580	22,053
Drew Industries, Inc. (a)	1,070	12,840
Exide Technologies (a)	1,300	6,877
Fuel Systems Solutions, Inc. (a)	20	655
Hayes Lemmerz International, Inc. (a)	220	99
Lear Corp. (a)	4,510	6,359
Modine Manufacturing Co.	880	4,286
Stoneridge, Inc. (a)	1,300	5,928
Superior Industries International, Inc.	990	10,415
Tenneco, Inc. (a)	4,490	13,246
The Goodyear Tire & Rubber Co. (a)	940	5,612
TRW Automotive Holdings Corp. (a)	5,180	18,648
Visteon Corp. (a)	410	144
WABCO Holdings, Inc.	1,310	20,685
		189,887
Automobiles - 0.2%
Thor Industries, Inc.	2,030	26,755
Winnebago Industries, Inc.	980	5,909
		32,664
Distributors - 0.0%
Core-Mark Holding Co., Inc. (a)	150	3,228
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	1,280	22,963
Coinstar, Inc. (a)	90	1,756
Noah Education Holdings Ltd. ADR	520	1,638
Pre-Paid Legal Services, Inc. (a)	220	8,204
Regis Corp.	2,070	30,077
Service Corp. International	1,190	5,914
Steiner Leisure Ltd. (a)	700	20,664
Stewart Enterprises, Inc. Class A	3,120	9,391
thinkorswim Group, Inc. (a)	700	3,934
Universal Technical Institute, Inc. (a)	600	10,302
		114,843
Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc. (a)	150	704
Ameristar Casinos, Inc.	610	5,270
Bally Technologies, Inc. (a)	480	11,534
BJ's Restaurants, Inc. (a)	280	3,016
Bob Evans Farms, Inc.	2,130	43,516
Boyd Gaming Corp.	3,540	16,744
Brinker International, Inc.	3,410	35,941
California Pizza Kitchen, Inc. (a)	1,230	13,186
CEC Entertainment, Inc. (a)	1,640	39,770
Churchill Downs, Inc.	130	5,255
CKE Restaurants, Inc.	2,280	19,790

	Shares	Value
Cracker Barrel Old Country Store, Inc.	1,230	$ 25,326
Denny's Corp. (a)	5,730	11,403
DineEquity, Inc.	410	4,740
Domino's Pizza, Inc. (a)	190	895
Dover Downs Gaming & Entertainment, Inc.	60	191
International Speedway Corp. Class A	650	18,675
Interval Leisure Group, Inc. (a)	456	2,458
Isle of Capri Casinos, Inc. (a)	480	1,536
Jack in the Box, Inc. (a)	1,390	30,705
Krispy Kreme Doughnuts, Inc. (a)	1,750	2,940
Life Time Fitness, Inc. (a)	470	6,087
Marcus Corp.	590	9,576
Morgans Hotel Group Co. (a)	110	513
O'Charleys, Inc.	150	300
Orient Express Hotels Ltd. Class A	790	6,051
Panera Bread Co. Class A (a)	460	24,030
Peet's Coffee & Tea, Inc. (a)	120	2,790
Pinnacle Entertainment, Inc. (a)	1,110	8,492
Red Robin Gourmet Burgers, Inc. (a)	510	8,583
Ruby Tuesday, Inc. (a)	1,520	2,371
Shuffle Master, Inc. (a)	620	3,075
Sonic Corp. (a)	420	5,111
Speedway Motorsports, Inc.	780	12,566
The Cheesecake Factory, Inc. (a)	1,160	11,716
The Steak n Shake Co. (a)	600	3,570
Town Sports International Holdings, Inc. (a)	280	893
Vail Resorts, Inc. (a)	600	15,960
WMS Industries, Inc. (a)	1,520	40,888
Wyndham Worldwide Corp.	2,240	14,672
		470,839
Household Durables - 1.6%
American Greetings Corp. Class A	3,060	23,164
Beazer Homes USA, Inc. (a)	2,280	3,602
Blyth, Inc.	2,030	15,915
Brookfield Homes Corp.	100	432
Cavco Industries, Inc. (a)	120	3,227
Centex Corp.	1,320	14,045
Champion Enterprises, Inc. (a)	3,890	2,178
CSS Industries, Inc.	380	6,741
Ethan Allen Interiors, Inc.	840	12,071
Furniture Brands International, Inc.	2,310	5,105
Harman International Industries, Inc.	1,440	24,091
Helen of Troy Ltd. (a)	1,350	23,436
Hooker Furniture Corp.	560	4,290
Hovnanian Enterprises, Inc. Class A (a)	5,070	8,720
Jarden Corp. (a)	310	3,565
KB Home	960	13,075
La-Z-Boy, Inc.	3,040	6,597
Lennar Corp. Class A	3,810	33,033
M.D.C. Holdings, Inc.	110	3,333
M/I Homes, Inc.	920	9,697
Meritage Homes Corp. (a)	1,360	16,551
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
National Presto Industries, Inc.	250	$ 19,250
Palm Harbor Homes, Inc. (a)	200	996
Ryland Group, Inc.	1,540	27,212
Sealy Corp., Inc.	1,820	4,568
Standard Pacific Corp. (a)	870	1,549
Tempur-Pedic International, Inc.	2,320	16,449
Universal Electronics, Inc. (a)	10	162
		303,054
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	2,110	8,060
Bidz.com, Inc. (a)	110	506
Blue Nile, Inc. (a)	320	7,837
Expedia, Inc. (a)	1,340	11,042
Gaiam, Inc. Class A (a)	220	1,016
HSN, Inc. (a)	416	3,024
Liberty Media Corp. - Interactive Series A (a)	2,200	6,864
Netflix, Inc. (a)	1,780	55,672
NutriSystem, Inc.	1,570	22,906
Orbitz Worldwide, Inc. (a)	1,010	3,919
Overstock.com, Inc. (a)	800	8,624
PetMed Express, Inc. (a)	990	17,454
Priceline.com, Inc. (a)	80	5,892
Shutterfly, Inc. (a)	290	2,027
Stamps.com, Inc. (a)	1,090	10,715
Ticketmaster Entertainment, Inc. (a)	616	3,955
		169,513
Leisure Equipment & Products - 0.8%
Brunswick Corp.	7,080	29,807
Callaway Golf Co.	5,080	47,193
JAKKS Pacific, Inc. (a)	1,260	25,994
Leapfrog Enterprises, Inc. Class A (a)	2,140	7,490
Polaris Industries, Inc.	790	22,634
Pool Corp.	270	4,852
RC2 Corp. (a)	430	4,588
Steinway Musical Instruments, Inc. (a)	290	5,090
		147,648
Media - 1.2%
Arbitron, Inc.	250	3,320
Ascent Media Corp. (a)	60	1,310
Belo Corp. Series A	4,280	6,677
Cablevision Systems Corp. - NY Group Class A	300	5,052
CBS Corp. Class B	690	5,651
Central European Media Enterprises Ltd. Class A (a)	150	3,258
Charter Communications, Inc. Class A (a)	11,010	901
Clear Channel Outdoor Holding, Inc. Class A (a)	340	2,091
Cox Radio, Inc. Class A (a)	1,550	9,316
CTC Media, Inc. (a)	150	720

	Shares	Value
Cumulus Media, Inc. Class A (a)	600	$ 1,494
DISH Network Corp. Class A (a)	650	7,209
E.W. Scripps Co. Class A	1,610	3,558
Entercom Communications Corp. Class A	290	357
Entravision Communication Corp. Class A (a)	4,180	6,521
Fisher Communications, Inc.	30	619
Gannett Co., Inc.	420	3,360
Global Sources Ltd.	1,468	8,001
Harte-Hanks, Inc.	1,080	6,739
Hearst-Argyle Television, Inc.	130	788
Journal Communications, Inc. Class A	650	1,593
Knology, Inc. (a)	510	2,632
Lamar Advertising Co. Class A (a)	1,190	14,946
Liberty Media Corp. - Capital Series A (a)	260	1,225
LIN TV Corp. Class A (a)	800	872
McGraw-Hill Companies, Inc.	370	8,580
Media General, Inc. Class A	660	1,155
Mediacom Communications Corp. Class A (a)	1,780	7,654
Meredith Corp.	2,570	43,022
National CineMedia, Inc.	1,130	11,458
RCN Corp. (a)	100	590
Scholastic Corp.	2,050	27,839
Sinclair Broadcast Group, Inc. Class A	3,420	10,602
The McClatchy Co. Class A	2,200	1,760
Valassis Communications, Inc. (a)	270	356
Warner Music Group Corp.	2,320	7,006
		218,232
Multiline Retail - 0.5%
Big Lots, Inc. (a)	2,520	36,515
Dillard's, Inc. Class A	5,380	21,359
Fred's, Inc. Class A	2,610	28,084
Macy's, Inc.	590	6,107
Nordstrom, Inc.	310	4,126
Retail Ventures, Inc. (a)	80	278
		96,469
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	460	10,612
Aeropostale, Inc. (a)	3,120	50,232
America's Car Mart, Inc. (a)	520	7,181
American Eagle Outfitters, Inc.	430	4,025
AnnTaylor Stores Corp. (a)	5,070	29,254
Asbury Automotive Group, Inc.	1,940	8,866
AutoNation, Inc. (a)	4,170	41,200
Barnes & Noble, Inc.	1,920	28,800
bebe Stores, Inc.	1,890	14,118
Big 5 Sporting Goods Corp.	70	365
Blockbuster, Inc. Class A (a)	5,560	6,839
Books-A-Million, Inc.	80	204
Borders Group, Inc.	2,140	856
Brown Shoe Co., Inc.	3,300	27,951
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Charlotte Russe Holding, Inc. (a)	800	$ 5,192
Charming Shoppes, Inc. (a)	3,200	7,808
Chico's FAS, Inc. (a)	1,620	6,772
Christopher & Banks Corp.	1,280	7,168
Citi Trends, Inc. (a)	1,150	16,928
Coldwater Creek, Inc. (a)	2,490	7,097
Conn's, Inc. (a)	520	4,410
Dress Barn, Inc. (a)	3,840	41,242
Finish Line, Inc. Class A	3,760	21,056
Foot Locker, Inc.	1,630	11,964
Genesco, Inc. (a)	1,160	19,592
Group 1 Automotive, Inc.	1,310	14,109
Guess?, Inc.	240	3,684
Gymboree Corp. (a)	400	10,436
Haverty Furniture Companies, Inc.	1,610	15,021
hhgregg, Inc. (a)	70	608
Hibbett Sports, Inc. (a)	870	13,668
Hot Topic, Inc. (a)	2,750	25,493
J. Crew Group, Inc. (a)	140	1,708
Jo-Ann Stores, Inc. (a)	1,820	28,192
Limited Brands, Inc.	670	6,727
Lumber Liquidators, Inc. (a)	430	4,541
Monro Muffler Brake, Inc.	160	4,080
New York & Co., Inc. (a)	1,830	4,246
Office Depot, Inc. (a)	8,130	24,227
OfficeMax, Inc.	3,620	27,657
Pacific Sunwear of California, Inc. (a)	3,770	5,994
Penske Auto Group, Inc.	2,710	20,813
Pier 1 Imports, Inc. (a)	430	159
RadioShack Corp.	1,860	22,208
Rent-A-Center, Inc. (a)	3,170	55,951
Sally Beauty Holdings, Inc. (a)	3,760	21,394
Sonic Automotive, Inc. Class A (sub. vtg.)	1,740	6,925
Stage Stores, Inc.	2,160	17,820
Systemax, Inc.	1,090	11,739
Talbots, Inc.	2,720	6,501
The Buckle, Inc.	1,890	41,240
The Cato Corp. Class A (sub. vtg.)	1,100	16,610
The Children's Place Retail Stores, Inc. (a)	1,900	41,192
The Men's Wearhouse, Inc.	2,010	27,215
The Pep Boys - Manny, Moe & Jack	2,200	9,086
Tractor Supply Co. (a)	1,680	60,715
Tween Brands, Inc. (a)	1,400	6,048
Wet Seal, Inc. Class A (a)	5,080	15,088
Williams-Sonoma, Inc.	4,310	33,877
Zale Corp. (a)	2,290	7,626
Zumiez, Inc. (a)	550	4,098
		996,428
Textiles, Apparel & Luxury Goods - 1.7%
American Apparel, Inc. (a)	350	697

	Shares	Value
Coach, Inc. (a)	490	$ 10,177
Crocs, Inc. (a)	1,120	1,389
FGX International Ltd. (a)	100	1,374
Jones Apparel Group, Inc.	5,210	30,531
K-Swiss, Inc. Class A	220	2,508
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	340	2,407
Liz Claiborne, Inc.	9,510	24,726
Maidenform Brands, Inc. (a)	830	8,425
Movado Group, Inc.	280	2,629
Oxford Industries, Inc.	780	6,841
Perry Ellis International, Inc. (a)	1,030	6,530
Phillips-Van Heusen Corp.	1,510	30,396
Polo Ralph Lauren Corp. Class A	110	4,995
Quiksilver, Inc. (a)	7,680	14,131
Steven Madden Ltd. (a)	1,080	23,026
Timberland Co. Class A (a)	2,190	25,295
True Religion Apparel, Inc. (a)	940	11,694
Unifi, Inc. (a)	1,780	5,020
Unifirst Corp.	490	14,548
Volcom, Inc. (a)	90	981
Warnaco Group, Inc. (a)	2,260	44,364
Wolverine World Wide, Inc.	2,020	42,380
		315,064
TOTAL CONSUMER DISCRETIONARY		3,057,869
CONSUMER STAPLES - 2.1%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	190	5,396
Coca-Cola Bottling Co. Consolidated	20	919
		6,315
Food & Staples Retailing - 0.5%
Andersons, Inc.	60	989
Casey's General Stores, Inc.	250	5,693
Ingles Markets, Inc. Class A	240	4,222
Nash-Finch Co.	610	27,383
Spartan Stores, Inc.	600	13,950
SUPERVALU, Inc.	360	5,256
The Pantry, Inc. (a)	1,440	30,888
Winn-Dixie Stores, Inc. (a)	30	483
		88,864
Food Products - 0.5%
Agria Corp. ADR (a)	20	30
B&G Foods, Inc. Class A	130	702
Bunge Ltd.	100	5,177
Chiquita Brands International, Inc. (a)	1,480	21,771
Darling International, Inc. (a)	5,120	28,109
Del Monte Foods Co.	960	6,854
Diamond Foods, Inc.	700	14,105
J&J Snack Foods Corp.	50	1,794
Omega Protein Corp. (a)	1,020	4,090
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	130	$ 7,592
Reddy Ice Holdings, Inc.	140	202
		90,426
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,180	6,962
WD-40 Co.	510	14,428
		21,390
Personal Products - 0.8%
American Oriental Bioengineering, Inc. (a)	3,170	21,524
Bare Escentuals, Inc. (a)	1,070	5,596
Elizabeth Arden, Inc. (a)	770	9,710
Herbalife Ltd.	1,570	34,038
Inter Parfums, Inc.	830	6,374
NBTY, Inc. (a)	2,340	36,621
Nu Skin Enterprises, Inc. Class A	630	6,571
Prestige Brands Holdings, Inc. (a)	2,160	22,788
Revlon, Inc. (a)	60	400
		143,622
Tobacco - 0.2%
Universal Corp.	970	28,974
TOTAL CONSUMER STAPLES		379,591
ENERGY - 6.4%
Energy Equipment & Services - 2.9%
Allis-Chalmers Energy, Inc. (a)	1,580	8,690
Basic Energy Services, Inc. (a)	1,630	21,255
BJ Services Co.	740	8,636
Bronco Drilling Co., Inc. (a)	240	1,550
Complete Production Services, Inc. (a)	3,320	27,058
Dawson Geophysical Co. (a)	340	6,055
Dresser-Rand Group, Inc. (a)	750	12,938
Dril-Quip, Inc. (a)	470	9,640
ENGlobal Corp. (a)	1,080	3,510
ENSCO International, Inc.	410	11,640
Exterran Holdings, Inc. (a)	880	18,744
Forbes Energy Services Ltd.	3,000	3,797
Global Industries Ltd. (a)	1,110	3,874
Gulf Island Fabrication, Inc.	1,100	15,851
Gulfmark Offshore, Inc. (a)	830	19,746
Helix Energy Solutions Group, Inc. (a)	1,120	8,109
Helmerich & Payne, Inc.	110	2,503
Hercules Offshore, Inc. (a)	1,700	8,075
Hornbeck Offshore Services, Inc. (a)	670	10,948
ION Geophysical Corp. (a)	1,680	5,762
Key Energy Services, Inc. (a)	5,770	25,446
Matrix Service Co. (a)	480	3,682

	Shares	Value
Nabors Industries Ltd. (a)	1,030	$ 12,329
NATCO Group, Inc. Class A (a)	310	4,706
Natural Gas Services Group, Inc. (a)	450	4,559
Newpark Resources, Inc. (a)	3,540	13,098
Noble Corp.	350	7,721
North American Energy Partners, Inc. (a)	550	1,837
Oceaneering International, Inc. (a)	280	8,159
Oil States International, Inc. (a)	2,750	51,398
Parker Drilling Co. (a)	6,230	18,067
Patterson-UTI Energy, Inc.	1,810	20,833
Pioneer Drilling Co. (a)	1,780	9,915
Precision Drilling Trust	1,407	11,645
Pride International, Inc. (a)	470	7,511
SEACOR Holdings, Inc. (a)	705	46,988
Smith International, Inc.	100	2,289
Superior Energy Services, Inc. (a)	680	10,832
T-3 Energy Services, Inc. (a)	30	283
TETRA Technologies, Inc. (a)	2,350	11,421
Tidewater, Inc.	140	5,638
Union Drilling, Inc. (a)	820	4,256
Unit Corp. (a)	1,040	27,789
Weatherford International Ltd. (a)	730	7,899
Willbros Group, Inc. (a)	950	8,047
		534,729
Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corp. (a)	370	266
Alon USA Energy, Inc.	100	915
Alpha Natural Resources, Inc. (a)	250	4,048
Arena Resources, Inc. (a)	140	3,933
ATP Oil & Gas Corp. (a)	2,040	11,934
Berry Petroleum Co. Class A	3,290	24,872
Bill Barrett Corp. (a)	1,390	29,371
BPZ Energy, Inc. (a)	460	2,944
Brigham Exploration Co. (a)	2,260	7,232
Callon Petroleum Co. (a)	1,400	3,640
Cano Petroleum, Inc. (a)	170	75
Carrizo Oil & Gas, Inc. (a)	230	3,703
Cimarex Energy Co.	940	25,173
Clayton Williams Energy, Inc. (a)	70	3,181
Contango Oil & Gas Co. (a)	30	1,689
Crosstex Energy, Inc.	310	1,209
CVR Energy, Inc. (a)	2,050	8,200
Delek US Holdings, Inc.	1,200	6,348
Denbury Resources, Inc. (a)	1,050	11,466
Dht Maritime, Inc.	60	332
Enbridge Energy Management LLC	10	245
Encore Acquisition Co. (a)	300	7,656
Energy Partners Ltd. (a)	1,890	2,552
Foundation Coal Holdings, Inc.	2,880	40,378
Frontier Oil Corp.	2,440	30,817
Frontline Ltd. (NY Shares)	120	3,553
Galleon Energy, Inc. Class A (a)	400	1,677
Gasco Energy, Inc. (a)	2,380	928
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
General Maritime Corp.	1,270	$ 13,716
Georesources, Inc. (a)	220	1,912
Gulfport Energy Corp. (a)	270	1,067
Holly Corp.	730	13,308
Houston American Energy Corp.	40	135
International Coal Group, Inc. (a)	820	1,886
Jura Energy Corp. (a)	2,600	203
Knightsbridge Tankers Ltd.	890	13,039
Mariner Energy, Inc. (a)	4,020	40,803
Massey Energy Co.	1,010	13,928
McMoRan Exploration Co. (a)	870	8,526
Meridian Resource Corp. (a)	1,240	707
Overseas Shipholding Group, Inc.	570	24,003
Petroquest Energy, Inc. (a)	2,260	15,278
Pioneer Natural Resources Co.	220	3,560
Plains Exploration & Production Co. (a)	580	13,479
Quicksilver Resources, Inc. (a)	1,710	9,525
Rentech, Inc. (a)	320	218
Rosetta Resources, Inc. (a)	3,240	22,939
St. Mary Land & Exploration Co.	180	3,656
Stone Energy Corp. (a)	2,923	32,211
Sunoco, Inc.	200	8,692
Swift Energy Co. (a)	1,870	31,435
Teekay Tankers Ltd.	780	9,906
Tesoro Corp.	2,400	31,608
TUSK Energy Corp. (a)	900	681
Vaalco Energy, Inc. (a)	3,850	28,644
Venoco, Inc. (a)	230	623
Vero Energy, Inc. (a)	500	2,236
W&T Offshore, Inc.	2,420	34,654
Walter Industries, Inc.	400	7,004
Warren Resources, Inc. (a)	780	1,552
Western Refining, Inc.	1,650	12,804
Westmoreland Coal Co. (a)	100	1,110
World Fuel Services Corp.	110	4,070
		647,455
TOTAL ENERGY		1,182,184
FINANCIALS - 15.9%
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	150	6,288
Ameriprise Financial, Inc.	400	9,344
BGC Partners, Inc. Class A	210	580
Capital Southwest Corp.	10	1,082
Cohen & Steers, Inc.	200	2,198
E*TRADE Financial Corp. (a)	14,200	16,330
GAMCO Investors, Inc. Class A	240	6,557
GFI Group, Inc.	270	956
Investment Technology Group, Inc. (a)	400	9,088
Janus Capital Group, Inc.	1,680	13,490

	Shares	Value
KBW, Inc. (a)	310	$ 7,130
Knight Capital Group, Inc. Class A (a)	1,240	20,026
LaBranche & Co., Inc. (a)	3,850	18,442
Legg Mason, Inc.	270	5,916
NGP Capital Resources Co.	140	1,172
Penson Worldwide, Inc. (a)	730	5,563
Piper Jaffray Companies (a)	660	26,242
Sanders Morris Harris Group, Inc.	180	1,078
SEI Investments Co.	90	1,414
Stifel Financial Corp. (a)	725	33,241
SWS Group, Inc.	1,740	32,973
TD Ameritrade Holding Corp. (a)	40	570
Thomas Weisel Partners Group, Inc. (a)	140	661
TradeStation Group, Inc. (a)	460	2,967
U.S. Global Investments, Inc. Class A	30	147
Waddell & Reed Financial, Inc. Class A	620	9,585
		233,040
Commercial Banks - 4.6%
1st Source Corp.	90	2,127
Amcore Financial, Inc.	190	688
BancFirst Corp.	120	6,350
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	390	5,600
Boston Private Financial Holdings, Inc.	1,220	8,345
Capitol Bancorp Ltd.	80	624
Cascade Bancorp	210	1,418
Cathay General Bancorp	790	18,763
Central Pacific Financial Corp.	1,630	16,365
Chemical Financial Corp.	330	9,200
Citizens Banking Corp., Michigan	1,340	3,993
City Bank Lynnwood, Washington	120	624
City Holding Co.	640	22,259
CoBiz, Inc.	290	2,825
Colonial Bancgroup, Inc.	4,850	10,040
Columbia Banking Systems, Inc.	270	3,221
Community Bank System, Inc.	1,100	26,829
Community Trust Bancorp, Inc.	420	15,435
East West Bancorp, Inc.	2,370	37,849
First Community Bancshares, Inc.	180	6,277
First Financial Bancorp, Ohio	480	5,947
First Horizon National Corp.	4,991	52,605
First Merchants Corp.	550	12,216
First Midwest Bancorp, Inc., Delaware	940	18,772
FNB Corp., Pennsylvania	110	1,452
Frontier Financial Corp., Washington	1,510	6,584
Glacier Bancorp, Inc.	100	1,902
Green Bankshares, Inc.	231	3,128
Guaranty Bancorp (a)	340	680
Hancock Holding Co.	50	2,273
Hanmi Financial Corp.	490	1,009
Huntington Bancshares, Inc.	1,360	10,418
IBERIABANK Corp.	170	8,160
Independent Bank Corp., Massachusetts	140	3,662
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
International Bancshares Corp.	460	$ 10,042
MainSource Financial Group, Inc.	260	4,030
MB Financial, Inc.	110	3,075
National Penn Bancshares, Inc.	2,510	36,420
NBT Bancorp, Inc.	540	15,098
Old National Bancorp, Indiana	1,000	18,160
Old Second Bancorp, Inc.	20	232
Oriental Financial Group, Inc.	830	5,022
Pacific Capital Bancorp	2,730	46,082
PacWest Bancorp	990	26,631
Park National Corp.	80	5,740
Popular, Inc.	4,980	25,697
Prosperity Bancshares, Inc.	200	5,918
Provident Bankshares Corp.	2,340	22,604
Regions Financial Corp.	1,280	10,189
Renasant Corp.	210	3,576
Republic Bancorp, Inc., Kentucky Class A	140	3,808
Sandy Spring Bancorp, Inc.	220	4,803
Santander Bancorp	270	3,372
Signature Bank, New York (a)	100	2,869
Simmons First National Corp. Class A	290	8,546
South Financial Group, Inc.	2,320	10,022
Southside Bancshares, Inc.	250	5,875
Southwest Bancorp, Inc., Oklahoma	10	130
Sterling Bancorp, New York	1,040	14,591
Sterling Financial Corp., Washington	1,070	9,416
Susquehanna Bancshares, Inc., Pennsylvania	3,230	51,389
Tompkins Financial Corp.	270	15,647
TowneBank	20	496
Trustmark Corp.	150	3,239
UCBH Holdings, Inc.	2,610	17,957
UMB Financial Corp.	100	4,914
Umpqua Holdings Corp.	780	11,287
United Bankshares, Inc., West Virginia	40	1,329
United Community Banks, Inc., Georgia	1,055	14,327
Webster Financial Corp.	2,630	36,241
WesBanco, Inc.	580	15,782
West Coast Bancorp, Oregon	120	791
Westamerica Bancorp.	100	5,115
Western Alliance Bancorp. (a)	480	4,843
Whitney Holding Corp.	1,140	18,229
Wintrust Financial Corp.	770	15,839
		847,013
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	110	208
Advanta Corp. Class B	1,160	2,424
AmeriCredit Corp. (a)	4,040	30,866
Cash America International, Inc.	1,500	41,025
Discover Financial Services	1,300	12,389

	Shares	Value
Dollar Financial Corp. (a)	100	$ 1,030
EZCORP, Inc. (non-vtg.) Class A (a)	850	12,929
First Cash Financial Services, Inc. (a)	1,170	22,300
First Marblehead Corp.	1,230	1,587
Nelnet, Inc. Class A	590	8,455
Student Loan Corp.	30	1,230
World Acceptance Corp. (a)	920	18,179
		152,622
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	620	3,168
CIT Group, Inc.	4,440	20,158
Encore Capital Group, Inc. (a)	140	1,008
Financial Federal Corp.	1,190	27,691
Interactive Brokers Group, Inc. (a)	1,210	21,647
Life Partners Holdings, Inc.	50	2,182
MarketAxess Holdings, Inc. (a)	520	4,243
NewStar Financial, Inc. (a)	110	439
NYSE Euronext	310	8,488
PHH Corp. (a)	2,730	34,753
PICO Holdings, Inc. (a)	130	3,455
		127,232
Insurance - 4.8%
Allied World Assurance Co. Holdings Ltd.	750	30,450
American Equity Investment Life Holding Co.	2,000	14,000
American Financial Group, Inc.	360	8,237
American Physicians Capital, Inc.	640	30,784
Amerisafe, Inc. (a)	1,300	26,689
Amtrust Financial Services, Inc.	1,740	20,184
Aspen Insurance Holdings Ltd.	2,240	54,320
Assured Guaranty Ltd.	200	2,280
Axis Capital Holdings Ltd.	140	4,077
Citizens, Inc. Class A (a)	160	1,552
CNA Financial Corp.	640	10,522
CNA Surety Corp. (a)	930	17,856
Conseco, Inc. (a)	6,730	34,861
Delphi Financial Group, Inc. Class A	1,500	27,660
Donegal Group, Inc. Class A	20	335
eHealth, Inc. (a)	70	930
EMC Insurance Group	50	1,283
Employers Holdings, Inc.	1,470	24,255
Endurance Specialty Holdings Ltd.	320	9,770
FBL Financial Group, Inc. Class A	810	12,515
First Mercury Financial Corp. (a)	100	1,426
FPIC Insurance Group, Inc. (a)	510	22,328
Genworth Financial, Inc. Class A (non-vtg.)	2,640	7,471
Hallmark Financial Services, Inc. (a)	190	1,666
Harleysville Group, Inc.	580	20,143
Horace Mann Educators Corp.	1,400	12,866
Infinity Property & Casualty Corp.	500	23,365
IPC Holdings Ltd.	1,680	50,232
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	300	$ 5,652
Maiden Holdings Ltd.	70	219
Max Capital Group Ltd.	3,190	56,463
Meadowbrook Insurance Group, Inc.	1,215	7,825
National Financial Partners Corp.	650	1,976
National Interstate Corp.	290	5,182
National Western Life Insurance Co. Class A	10	1,692
Nationwide Financial Services, Inc. Class A (sub. vtg.)	440	22,972
Navigators Group, Inc. (a)	370	20,317
Nymagic, Inc.	10	191
Old Republic International Corp.	130	1,550
OneBeacon Insurance Group Ltd.	580	6,055
Phoenix Companies, Inc.	2,680	8,764
Platinum Underwriters Holdings Ltd.	1,460	52,677
PMA Capital Corp. Class A (a)	330	2,336
Presidential Life Corp.	180	1,780
ProAssurance Corp. (a)	780	41,168
Protective Life Corp.	2,110	30,279
RLI Corp.	420	25,687
Safety Insurance Group, Inc.	470	17,888
SeaBright Insurance Holdings, Inc. (a)	640	7,514
Selective Insurance Group, Inc.	1,330	30,497
StanCorp Financial Group, Inc.	200	8,354
State Auto Financial Corp.	90	2,705
Stewart Information Services Corp.	210	4,933
Transatlantic Holdings, Inc.	100	4,006
United America Indemnity Ltd. Class A (a)	1,010	12,938
United Fire & Casualty Co.	210	6,525
Unitrin, Inc.	1,370	21,838
Unum Group	640	11,904
Zenith National Insurance Corp.	130	4,104
		898,048
Real Estate Investment Trusts - 2.7%
Acadia Realty Trust (SBI)	70	999
Agree Realty Corp.	200	3,626
Alexanders, Inc.	10	2,549
Alexandria Real Estate Equities, Inc.	300	18,102
American Campus Communities, Inc.	150	3,072
Arbor Realty Trust, Inc.	100	295
Ashford Hospitality Trust, Inc.	1,280	1,472
Associated Estates Realty Corp.	150	1,370
BioMed Realty Trust, Inc.	1,460	17,111
Brandywine Realty Trust (SBI)	640	4,934
CapLease, Inc.	530	917
CBL & Associates Properties, Inc.	400	2,600
Cedar Shopping Centers, Inc.	280	1,982
Colonial Properties Trust (SBI)	300	2,499
Corporate Office Properties Trust (SBI)	380	11,666

	Shares	Value
DCT Industrial Trust, Inc.	340	$ 1,717
DiamondRock Hospitality Co.	2,450	12,422
Digital Realty Trust, Inc.	570	18,725
EastGroup Properties, Inc.	330	11,741
Entertainment Properties Trust (SBI)	620	18,476
Equity Lifestyle Properties, Inc.	120	4,603
Equity One, Inc.	70	1,239
Extra Space Storage, Inc.	760	7,843
FelCor Lodging Trust, Inc.	1,970	3,625
First Industrial Realty Trust, Inc.	1,340	10,117
First Potomac Realty Trust	170	1,581
Glimcher Realty Trust	130	365
Gramercy Capital Corp.	160	205
Healthcare Realty Trust, Inc.	410	9,627
Hersha Hospitality Trust	270	810
Highwoods Properties, Inc. (SBI)	900	24,624
Home Properties, Inc.	410	16,646
Inland Real Estate Corp.	1,210	15,706
Investors Real Estate Trust	50	536
Kite Realty Group Trust	590	3,280
LaSalle Hotel Properties (SBI)	590	6,520
Lexington Corporate Properties Trust	870	4,350
LTC Properties, Inc.	360	7,301
Medical Properties Trust, Inc.	880	5,553
Mid-America Apartment Communities, Inc.	500	18,580
National Health Investors, Inc.	300	8,229
National Retail Properties, Inc.	1,520	26,129
Nationwide Health Properties, Inc.	860	24,699
Omega Healthcare Investors, Inc.	1,490	23,795
Parkway Properties, Inc.	360	6,480
Pennsylvania Real Estate Investment Trust (SBI)	620	4,619
Post Properties, Inc.	150	2,475
Potlatch Corp.	420	10,924
PS Business Parks, Inc.	170	7,592
Ramco-Gershenson Properties Trust (SBI)	200	1,236
Realty Income Corp.	660	15,279
Saul Centers, Inc.	120	4,740
Senior Housing Properties Trust (SBI)	1,920	34,406
SL Green Realty Corp.	390	10,101
Sovran Self Storage, Inc.	130	4,680
Strategic Hotel & Resorts, Inc.	1,000	1,680
Sunstone Hotel Investors, Inc.	1,015	6,283
Tanger Factory Outlet Centers, Inc.	280	10,534
Taubman Centers, Inc.	200	5,092
Universal Health Realty Income Trust (SBI)	10	329
Urstadt Biddle Properties, Inc. Class A	30	478
Washington (REIT) (SBI)	430	12,169
		501,335
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	70	1,856
CB Richard Ellis Group, Inc. Class A (a)	1,250	5,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Consolidated-Tomoka Land Co.	10	$ 382
Forest City Enterprises, Inc. Class A	680	4,556
Forestar Group, Inc. (a)	80	762
Jones Lang LaSalle, Inc.	290	8,033
		20,989
Thrifts & Mortgage Finance - 0.9%
Anchor BanCorp Wisconsin, Inc.	250	690
Bank Mutual Corp.	1,000	11,540
BankFinancial Corp.	80	815
Corus Bankshares, Inc.	100	111
Dime Community Bancshares, Inc.	1,490	19,817
Doral Financial Corp. (a)	30	225
Encore Bancshares, Inc. (a)	200	2,200
First Niagara Financial Group, Inc.	130	2,102
First Place Financial Corp.	130	498
Flagstar Bancorp, Inc.	460	327
Flushing Financial Corp.	810	9,688
MGIC Investment Corp.	7,010	24,395
NewAlliance Bancshares, Inc.	330	4,346
OceanFirst Financial Corp.	150	2,490
Ocwen Financial Corp. (a)	1,670	15,331
Provident Financial Services, Inc.	1,220	18,666
Provident New York Bancorp	1,030	12,772
Radian Group, Inc.	4,840	17,811
The PMI Group, Inc.	5,070	9,887
TierOne Corp.	210	788
Tree.com, Inc. (a)	34	88
Trustco Bank Corp., New York	100	951
WSFS Financial Corp.	130	6,239
		161,777
TOTAL FINANCIALS		2,942,056
HEALTH CARE - 7.5%
Biotechnology - 1.4%
Acorda Therapeutics, Inc. (a)	330	6,768
Alexion Pharmaceuticals, Inc. (a)	360	13,028
Allos Therapeutics, Inc. (a)	1,020	6,242
Alnylam Pharmaceuticals, Inc. (a)	130	3,215
Array Biopharma, Inc. (a)	160	648
Celldex Therapeutics, Inc. (a)	250	1,980
Cepheid, Inc. (a)	200	2,076
Cubist Pharmaceuticals, Inc. (a)	1,410	34,066
CV Therapeutics, Inc. (a)	1,200	11,052
Dendreon Corp. (a)	1,470	6,733
Emergent BioSolutions, Inc. (a)	990	25,849
Enzon Pharmaceuticals, Inc. (a)	2,230	13,001
Facet Biotech Corp. (a)	710	6,809
Geron Corp. (a)	540	2,522
GTx, Inc. (a)	350	5,894

	Shares	Value
Halozyme Therapeutics, Inc. (a)	140	$ 784
Human Genome Sciences, Inc. (a)	1,550	3,286
Incyte Corp. (a)	800	3,032
Isis Pharmaceuticals, Inc. (a)	150	2,127
Ligand Pharmaceuticals, Inc. Class B (a)	260	712
MannKind Corp. (a)	920	3,156
Martek Biosciences	590	17,883
Momenta Pharmaceuticals, Inc. (a)	1,310	15,196
Myriad Genetics, Inc. (a)	160	10,602
Nabi Biopharmaceuticals (a)	240	804
NPS Pharmaceuticals, Inc. (a)	230	1,428
OSI Pharmaceuticals, Inc. (a)	100	3,905
Osiris Therapeutics, Inc. (a)	130	2,491
PDL BioPharma, Inc.	3,550	21,939
Progenics Pharmaceuticals, Inc. (a)	730	7,526
Rigel Pharmaceuticals, Inc. (a)	320	2,560
RXi Pharmaceuticals Corp.	94	541
Savient Pharmaceuticals, Inc. (a)	1,540	8,917
Zymogenetics, Inc. (a)	250	750
		247,522
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (a)	230	3,687
Advanced Medical Optics, Inc. (a)	1,000	6,560
Align Technology, Inc. (a)	1,090	9,538
American Medical Systems Holdings, Inc. (a)	250	2,248
Analogic Corp.	930	25,370
Angiodynamics, Inc. (a)	370	5,065
Cardiac Science Corp. (a)	40	300
CONMED Corp. (a)	730	17,476
Cryolife, Inc. (a)	1,290	12,526
Cyberonics, Inc. (a)	1,280	21,210
Datascope Corp.	360	18,806
Exactech, Inc. (a)	340	5,726
Invacare Corp.	160	2,483
Inverness Medical Innovations, Inc. (a)	200	3,782
IRIS International, Inc. (a)	260	3,624
Kensey Nash Corp. (a)	810	15,722
Merit Medical Systems, Inc. (a)	1,170	20,978
Natus Medical, Inc. (a)	820	10,619
Neogen Corp. (a)	60	1,499
Orthofix International NV (a)	190	2,913
Palomar Medical Technologies, Inc. (a)	340	3,920
Quidel Corp. (a)	1,280	16,730
Sirona Dental Systems, Inc. (a)	220	2,310
Somanetics Corp. (a)	730	12,052
SonoSite, Inc. (a)	440	8,395
Stereotaxis, Inc. (a)	150	660
Steris Corp.	650	15,529
Symmetry Medical, Inc. (a)	420	3,347
Synovis Life Technologies, Inc. (a)	460	8,620
The Spectranetics Corp. (a)	50	131
Vnus Medical Technologies, Inc. (a)	470	7,623
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Volcano Corp. (a)	200	$ 3,000
Zoll Medical Corp. (a)	960	18,134
		290,583
Health Care Providers & Services - 3.2%
Air Methods Corp. (a)	60	959
Alliance Imaging, Inc. (a)	1,300	10,361
Almost Family, Inc. (a)	140	6,297
AMERIGROUP Corp. (a)	2,170	63,841
AMN Healthcare Services, Inc. (a)	1,100	9,306
Assisted Living Concepts, Inc. Class A (a)	360	1,494
athenahealth, Inc. (a)	100	3,762
Brookdale Senior Living, Inc.	1,400	7,812
Catalyst Health Solutions, Inc. (a)	780	18,993
Centene Corp. (a)	2,680	52,823
Chemed Corp.	780	31,021
Chindex International, Inc. (a)	135	1,073
CIGNA Corp.	560	9,436
Community Health Systems, Inc. (a)	240	3,499
Corvel Corp. (a)	180	3,956
Coventry Health Care, Inc. (a)	250	3,720
Cross Country Healthcare, Inc. (a)	780	6,856
Gentiva Health Services, Inc. (a)	290	8,485
Hanger Orthopedic Group, Inc. (a)	1,410	20,459
Health Management Associates, Inc. Class A (a)	980	1,754
Health Net, Inc. (a)	1,340	14,593
HealthSouth Corp. (a)	100	1,096
Healthspring, Inc. (a)	2,170	43,335
Healthways, Inc. (a)	730	8,380
InVentiv Health, Inc. (a)	660	7,616
Kindred Healthcare, Inc. (a)	1,840	23,957
Landauer, Inc.	400	29,320
LifePoint Hospitals, Inc. (a)	2,370	54,131
Lincare Holdings, Inc. (a)	960	25,853
Medcath Corp. (a)	330	3,445
Molina Healthcare, Inc. (a)	1,110	19,547
Odyssey Healthcare, Inc. (a)	570	5,273
Owens & Minor, Inc.	30	1,130
Pediatrix Medical Group, Inc. (a)	320	10,144
PharMerica Corp. (a)	1,380	21,625
Providence Service Corp. (a)	120	174
RehabCare Group, Inc. (a)	1,150	17,434
ResCare, Inc. (a)	700	10,514
Skilled Healthcare Group, Inc.	220	1,857
Sun Healthcare Group, Inc. (a)	230	2,036
The Ensign Group, Inc.	70	1,172
Universal American Financial Corp. (a)	820	7,232
Wellcare Health Plans, Inc. (a)	1,490	19,161
		594,932

	Shares	Value
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.	810	$ 8,035
Computer Programs & Systems, Inc.	220	5,896
IMS Health, Inc.	140	2,122
Omnicell, Inc. (a)	730	8,913
		24,966
Life Sciences Tools & Services - 0.5%
Albany Molecular Research, Inc. (a)	1,170	11,396
Bio-Rad Laboratories, Inc. Class A (a)	70	5,272
Bruker BioSciences Corp. (a)	200	808
Enzo Biochem, Inc. (a)	70	342
eResearchTechnology, Inc. (a)	2,030	13,459
Kendle International, Inc. (a)	110	2,829
Life Sciences Research, Inc. (a)	190	1,786
Luminex Corp. (a)	750	16,020
Medivation, Inc. (a)	610	8,888
Nektar Therapeutics (a)	1,100	6,116
PAREXEL International Corp. (a)	1,590	15,439
Sequenom, Inc. (a)	260	5,158
Varian, Inc. (a)	330	11,058
		98,571
Pharmaceuticals - 0.7%
Adolor Corp. (a)	1,240	2,058
Auxilium Pharmaceuticals, Inc. (a)	500	14,220
BioMimetic Therapeutics, Inc. (a)	140	1,291
Cypress Bioscience, Inc. (a)	300	2,052
Durect Corp. (a)	130	441
Forest Laboratories, Inc. (a)	360	9,169
King Pharmaceuticals, Inc. (a)	1,100	11,682
KV Pharmaceutical Co. Class A (a)	230	662
Medicis Pharmaceutical Corp. Class A	3,280	45,592
MiddleBrook Pharmaceuticals, Inc. (a)	500	750
Noven Pharmaceuticals, Inc. (a)	1,020	11,220
Optimer Pharmaceuticals, Inc. (a)	100	1,211
Pain Therapeutics, Inc. (a)	910	5,387
Par Pharmaceutical Companies, Inc. (a)	670	8,985
Pozen, Inc. (a)	510	2,570
Questcor Pharmaceuticals, Inc. (a)	100	931
Salix Pharmaceuticals Ltd. (a)	620	5,475
Valeant Pharmaceuticals International (a)	100	2,290
ViroPharma, Inc. (a)	120	1,562
Vivus, Inc. (a)	1,300	6,916
		134,464
TOTAL HEALTH CARE		1,391,038
INDUSTRIALS - 21.2%
Aerospace & Defense - 1.5%
AeroVironment, Inc. (a)	290	10,675
American Science & Engineering, Inc.	50	3,698
Applied Signal Technology, Inc.	30	538
Argon ST, Inc. (a)	390	7,355
Axsys Technologies, Inc. (a)	100	5,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. (a)	2,980	$ 22,916
Ceradyne, Inc. (a)	1,760	35,746
Cubic Corp.	1,290	35,088
Ducommun, Inc.	920	15,364
DynCorp International, Inc. Class A (a)	1,440	21,845
Esterline Technologies Corp. (a)	1,410	53,425
GenCorp, Inc. (non-vtg.) (a)	1,720	6,330
Goodrich Corp.	200	7,404
Herley Industries, Inc. (a)	90	1,105
Ladish Co., Inc. (a)	210	2,909
Precision Castparts Corp.	160	9,517
Taser International, Inc. (a)	660	3,485
Triumph Group, Inc.	730	30,996
		273,882
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	290	52
Atlas Air Worldwide Holdings, Inc. (a)	920	17,388
Hub Group, Inc. Class A (a)	270	7,163
Pacer International, Inc.	2,650	27,640
		52,243
Airlines - 0.9%
Continental Airlines, Inc. Class B (a)	720	13,003
Hawaiian Holdings, Inc. (a)	2,680	17,098
Republic Airways Holdings, Inc. (a)	2,170	23,154
SkyWest, Inc.	2,370	44,082
UAL Corp.	2,200	24,244
US Airways Group, Inc. (a)	4,880	37,722
		159,303
Building Products - 1.3%
Aaon, Inc.	910	19,001
American Woodmark Corp.	330	6,016
Ameron International Corp.	510	32,089
Apogee Enterprises, Inc.	1,370	14,193
Armstrong World Industries, Inc.	850	18,377
Gibraltar Industries, Inc.	1,900	22,686
Griffon Corp. (a)	1,571	14,657
Insteel Industries, Inc.	1,650	18,629
Lennox International, Inc.	290	9,364
NCI Building Systems, Inc. (a)	1,530	24,939
Quanex Building Products Corp.	2,200	20,614
Trex Co., Inc. (a)	990	16,295
Universal Forest Products, Inc.	950	25,565
		242,425
Commercial Services & Supplies - 2.8%
ACCO Brands Corp. (a)	1,130	3,899
American Ecology Corp.	950	19,219
American Reprographics Co. (a)	1,550	10,695
Amrep Corp. (a)	50	1,564
ATC Technology Corp. (a)	770	11,265
Bowne & Co., Inc.	1,130	6,644

	Shares	Value
Casella Waste Systems, Inc. Class A (a)	270	$ 1,102
Cenveo, Inc. (a)	1,240	5,518
Clean Harbors, Inc. (a)	110	6,978
Comfort Systems USA, Inc.	2,660	28,196
Consolidated Graphics, Inc. (a)	890	20,150
Copart, Inc. (a)	60	1,631
Cornell Companies, Inc. (a)	780	14,500
Courier Corp.	120	2,148
Deluxe Corp.	3,820	57,147
EnergySolutions, Inc.	1,170	6,611
Ennis, Inc.	610	7,387
G&K Services, Inc. Class A	710	14,356
Herman Miller, Inc.	3,120	40,654
HNI Corp.	2,260	35,798
Interface, Inc. Class A	3,960	18,374
Kimball International, Inc. Class B	690	5,941
Knoll, Inc.	1,910	17,228
M&F Worldwide Corp. (a)	110	1,700
McGrath RentCorp.	390	8,330
Metalico, Inc. (a)	980	1,519
PRG-Schultz International, Inc. (a)	40	163
R.R. Donnelley & Sons Co.	1,030	13,987
Schawk, Inc. Class A	840	9,626
Standard Parking Corp. (a)	190	3,675
Standard Register Co.	1,360	12,145
Steelcase, Inc. Class A	5,700	32,034
Sykes Enterprises, Inc. (a)	710	13,575
Team, Inc. (a)	570	15,789
The Brink's Co.	310	8,333
United Stationers, Inc. (a)	760	25,452
Viad Corp.	1,320	32,657
Waste Services, Inc. (a)	410	2,698
		518,688
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	2,470	24,824
Dycom Industries, Inc. (a)	3,190	26,222
EMCOR Group, Inc. (a)	3,540	79,341
Fluor Corp.	210	9,423
Furmanite Corp. (a)	240	1,294
Granite Construction, Inc.	700	30,751
Insituform Technologies, Inc. Class A (a)	1,170	23,037
Integrated Electrical Services, Inc. (a)	500	4,380
KBR, Inc.	40	608
Layne Christensen Co. (a)	120	2,881
MasTec, Inc. (a)	2,780	32,192
Michael Baker Corp. (a)	470	17,348
Northwest Pipe Co. (a)	450	19,175
Orion Marine Group, Inc. (a)	40	386
Perini Corp. (a)	2,450	57,281
Pike Electric Corp. (a)	1,090	13,407
Shaw Group, Inc. (a)	500	10,235
		352,785
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 2.0%
A.O. Smith Corp.	1,330	$ 39,262
Acuity Brands, Inc.	1,680	58,649
Advanced Battery Technologies, Inc. (a)	180	479
AZZ, Inc. (a)	700	17,570
Baldor Electric Co.	2,500	44,625
Belden, Inc.	2,610	54,497
Brady Corp. Class A	400	9,580
C&D Technologies, Inc. (a)	500	1,565
Day4 Energy, Inc.	2,000	1,430
Encore Wire Corp.	1,360	25,786
EnerSys (a)	370	4,070
FuelCell Energy, Inc. (a)	220	854
Fushi Copperweld, Inc. (a)	60	316
GrafTech International Ltd. (a)	7,080	58,906
Hubbell, Inc. Class B	120	3,922
II-VI, Inc. (a)	160	3,054
LSI Industries, Inc.	460	3,160
Plug Power, Inc. (a)	120	122
Polypore International, Inc. (a)	180	1,361
Powell Industries, Inc. (a)	590	17,122
Regal-Beloit Corp.	50	1,900
Rockwell Automation, Inc.	230	7,415
Valence Technology, Inc. (a)	1,330	2,421
Vicor Corp.	540	3,569
Woodward Governor Co.	380	8,748
		370,383
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	200	1,976
Raven Industries, Inc.	610	14,701
Standex International Corp.	340	6,746
Tredegar Corp.	1,360	24,725
		48,148
Machinery - 5.3%
3D Systems Corp. (a)	20	159
Actuant Corp. Class A	2,010	38,230
AGCO Corp. (a)	100	2,359
Albany International Corp. Class A	100	1,280
Altra Holdings, Inc. (a)	980	7,752
American Railcar Industries, Inc.	100	1,053
Ampco-Pittsburgh Corp.	770	16,709
Astec Industries, Inc. (a)	50	1,567
Badger Meter, Inc.	810	23,506
Barnes Group, Inc.	2,390	34,655
Blount International, Inc. (a)	2,160	20,477
Briggs & Stratton Corp.	1,040	18,294
Bucyrus International, Inc. Class A	550	10,186
Cascade Corp.	150	4,479
Chart Industries, Inc. (a)	1,900	20,197
CIRCOR International, Inc.	1,100	30,250
Colfax Corp.	370	3,844

	Shares	Value
Columbus McKinnon Corp. (NY Shares) (a)	1,310	$ 17,882
Commercial Vehicle Group, Inc. (a)	90	84
Crane Co.	1,140	19,654
Cummins, Inc.	530	14,167
Dover Corp.	400	13,168
Dynamic Materials Corp.	160	3,090
EnPro Industries, Inc. (a)	1,650	35,541
Federal Signal Corp.	2,660	21,839
Flowserve Corp.	30	1,545
Gardner Denver, Inc. (a)	2,590	60,451
Gorman-Rupp Co.	897	27,915
Graco, Inc.	870	20,645
Graham Corp.	330	3,571
Greenbrier Companies, Inc.	160	1,099
Harsco Corp.	360	9,943
Hurco Companies, Inc. (a)	140	1,680
IDEX Corp.	220	5,313
Ingersoll-Rand Co. Ltd. Class A	1,330	23,076
John Bean Technologies Corp.	473	3,864
Joy Global, Inc.	200	4,578
K-Tron International, Inc. (a)	20	1,598
Kadant, Inc. (a)	950	12,806
Kennametal, Inc.	1,470	32,619
L.B. Foster Co. Class A (a)	350	10,948
Lincoln Electric Holdings, Inc.	130	6,621
Lydall, Inc. (a)	430	2,473
Manitowoc Co., Inc.	2,990	25,893
McCoy Corp.	1,100	1,221
Met-Pro Corp.	60	799
Mueller Industries, Inc.	1,760	44,141
Mueller Water Products, Inc. Class A	2,900	24,360
NACCO Industries, Inc. Class A	100	3,741
Navistar International Corp. (a)	300	6,414
NN, Inc.	340	779
Nordson Corp.	80	2,583
Oshkosh Co.	4,410	39,205
Parker Hannifin Corp.	150	6,381
RBC Bearings, Inc. (a)	130	2,636
Robbins & Myers, Inc.	1,440	23,285
Sauer-Danfoss, Inc.	570	4,988
Sun Hydraulics Corp.	970	18,275
Tecumseh Products Co. Class A (non-vtg.) (a)	1,240	11,879
Tennant Co.	330	5,082
Terex Corp. (a)	620	10,738
Thermadyne Holdings Corp. (a)	170	1,168
Timken Co.	2,320	45,542
Titan International, Inc.	2,842	23,447
Toro Co.	1,720	56,760
TriMas Corp. (a)	20	28
Trinity Industries, Inc.	970	15,287
Twin Disc, Inc.	120	827
Wabash National Corp.	1,270	5,664
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	50	$ 1,249
Xerium Technologies, Inc.	1,020	673
		974,212
Marine - 0.4%
Alexander & Baldwin, Inc.	90	2,255
American Commercial Lines, Inc. (a)	2,210	10,829
Excel Maritime Carriers Ltd.	540	3,802
Genco Shipping & Trading Ltd.	1,540	22,792
Horizon Lines, Inc. Class A	330	1,165
Kirby Corp. (a)	280	7,661
Safe Bulkers, Inc.	1,440	9,619
Star Bulk Carriers Corp.	1,505	3,868
TBS International Ltd. Class A (a)	1,560	15,647
Ultrapetrol (Bahamas) Ltd. (a)	70	223
		77,861
Professional Services - 2.6%
Administaff, Inc.	1,720	37,221
Advisory Board Co. (a)	60	1,338
CBIZ, Inc. (a)	2,740	23,701
CDI Corp.	1,480	19,151
Comsys IT Partners, Inc. (a)	250	560
Corporate Executive Board Co.	730	16,104
CoStar Group, Inc. (a)	530	17,458
CRA International, Inc. (a)	660	17,774
Equifax, Inc.	230	6,100
Exponent, Inc. (a)	990	29,779
First Advantage Corp. Class A (a)	460	6,509
Heidrick & Struggles International, Inc.	820	17,663
Hill International, Inc. (a)	1,240	8,730
Hudson Highland Group, Inc. (a)	830	2,781
ICF International, Inc. (a)	530	13,022
Kelly Services, Inc. Class A (non-vtg.)	1,160	15,092
Kforce, Inc. (a)	680	5,222
Korn/Ferry International (a)	3,150	35,973
Manpower, Inc.	350	11,897
Monster Worldwide, Inc. (a)	3,890	47,030
MPS Group, Inc. (a)	6,310	47,514
On Assignment, Inc. (a)	1,100	6,237
Resources Connection, Inc. (a)	2,460	40,295
School Specialty, Inc. (a)	680	13,002
Spherion Corp. (a)	1,660	3,669
TrueBlue, Inc. (a)	3,250	31,103
		474,925
Road & Rail - 0.8%
AMERCO (a)	120	4,144
Arkansas Best Corp.	1,590	47,875
Avis Budget Group, Inc. (a)	6,900	4,830
Celadon Group, Inc. (a)	430	3,668
Hertz Global Holdings, Inc. (a)	2,170	11,002
Marten Transport Ltd. (a)	1,090	20,666

	Shares	Value
Werner Enterprises, Inc.	2,460	$ 42,656
YRC Worldwide, Inc. (a)	3,960	11,365
		146,206
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	1,990	37,651
Beacon Roofing Supply, Inc. (a)	1,180	16,378
BlueLinx Corp.	50	95
DXP Enterprises, Inc. (a)	200	2,922
GATX Corp.	620	19,201
H&E Equipment Services, Inc. (a)	800	6,168
Houston Wire & Cable Co.	1,230	11,451
Interline Brands, Inc. (a)	310	3,295
MSC Industrial Direct Co., Inc. Class A	190	6,998
RSC Holdings, Inc. (a)	360	3,067
Rush Enterprises, Inc. Class A (a)	1,670	14,312
TAL International Group, Inc.	290	4,089
Textainer Group Holdings Ltd.	390	4,134
United Rentals, Inc. (a)	4,608	42,025
Watsco, Inc.	90	3,456
WESCO International, Inc. (a)	2,770	53,267
		228,509
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	870	2,758
TOTAL INDUSTRIALS		3,922,328
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.1%
3Com Corp. (a)	10,000	22,800
Acme Packet, Inc. (a)	840	4,418
Adtran, Inc.	1,840	27,379
Avocent Corp. (a)	3,020	54,088
BigBand Networks, Inc. (a)	610	3,367
Black Box Corp.	490	12,799
Brocade Communications Systems, Inc. (a)	10,970	30,716
Ciena Corp. (a)	3,690	24,723
CommScope, Inc. (a)	1,740	27,040
Comtech Telecommunications Corp. (a)	190	8,706
DG FastChannel, Inc. (a)	40	499
Digi International, Inc. (a)	470	3,812
EchoStar Holding Corp. Class A (a)	280	4,164
EMS Technologies, Inc. (a)	670	17,333
Emulex Corp. (a)	5,850	40,833
Extreme Networks, Inc. (a)	661	1,547
F5 Networks, Inc. (a)	270	6,172
Finisar Corp. (a)	3,140	1,193
Harris Stratex Networks, Inc. Class A (a)	330	1,703
Hughes Communications, Inc. (a)	130	2,072
InterDigital, Inc. (a)	1,420	39,050
Ixia (a)	1,940	11,213
JDS Uniphase Corp. (a)	11,030	40,260
Loral Space & Communications Ltd. (a)	10	145
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
NETGEAR, Inc. (a)	450	$ 5,135
Oplink Communications, Inc. (a)	190	1,634
Parkervision, Inc. (a)	450	1,112
Plantronics, Inc.	3,630	47,916
Polycom, Inc. (a)	1,020	13,780
Powerwave Technologies, Inc. (a)	6,730	3,365
SeaChange International, Inc. (a)	1,030	7,426
ShoreTel, Inc. (a)	351	1,576
Sonus Networks, Inc. (a)	1,020	1,612
Starent Networks Corp. (a)	250	2,983
Symmetricom, Inc. (a)	160	632
Tekelec (a)	2,530	33,750
Tellabs, Inc. (a)	12,050	49,646
UTStarcom, Inc. (a)	3,790	7,012
ViaSat, Inc. (a)	700	16,856
		580,467
Computers & Peripherals - 1.6%
3PAR, Inc. (a)	850	6,486
Adaptec, Inc. (a)	3,920	12,936
Avid Technology, Inc. (a)	1,400	15,274
Compellent Technologies, Inc. (a)	100	973
Electronics for Imaging, Inc. (a)	2,260	21,606
Hutchinson Technology, Inc. (a)	440	1,531
Hypercom Corp. (a)	50	54
Imation Corp.	1,370	18,591
Intermec, Inc. (a)	390	5,179
Lexmark International, Inc. Class A (a)	390	10,491
NCR Corp. (a)	710	10,032
NetApp, Inc. (a)	130	1,816
Netezza Corp. (a)	1,480	9,827
Palm, Inc. (a)	1,740	5,342
QLogic Corp. (a)	5,300	71,232
Rackable Systems, Inc. (a)	320	1,261
Seagate Technology	2,770	12,271
STEC, Inc. (a)	2,740	11,672
Stratasys, Inc. (a)	130	1,398
Sun Microsystems, Inc. (a)	1,910	7,296
Synaptics, Inc. (a)	2,440	40,406
Teradata Corp. (a)	300	4,449
Western Digital Corp. (a)	2,100	24,045
Xyratex Ltd. (a)	370	1,092
		295,260
Electronic Equipment & Components - 3.2%
Acacia Research Corp. - Acacia Technologies (a)	430	1,307
Agilent Technologies, Inc. (a)	700	10,941
Agilysys, Inc.	130	558
Amphenol Corp. Class A	480	11,510
Anixter International, Inc. (a)	500	15,060
Arrow Electronics, Inc. (a)	1,510	28,448

	Shares	Value
Avnet, Inc. (a)	320	$ 5,827
Benchmark Electronics, Inc. (a)	4,260	54,400
Brightpoint, Inc. (a)	1,770	7,700
Cogent, Inc. (a)	750	10,178
Cognex Corp.	1,140	16,872
Coherent, Inc. (a)	810	17,383
CTS Corp.	2,230	12,287
Daktronics, Inc.	540	5,054
DTS, Inc. (a)	920	16,882
Electro Rent Corp.	20	223
Electro Scientific Industries, Inc. (a)	830	5,636
Gerber Scientific, Inc. (a)	260	1,329
Ingram Micro, Inc. Class A (a)	740	9,909
Insight Enterprises, Inc. (a)	1,630	11,247
Itron, Inc. (a)	120	7,649
Jabil Circuit, Inc.	610	4,118
L-1 Identity Solutions, Inc. (a)	100	674
Littelfuse, Inc. (a)	960	15,936
Measurement Specialties, Inc. (a)	10	70
Methode Electronics, Inc. Class A	2,350	15,839
Molex, Inc.	620	8,984
MTS Systems Corp.	600	15,984
Multi-Fineline Electronix, Inc. (a)	1,300	15,197
Nam Tai Electronics, Inc.	490	2,695
National Instruments Corp.	160	3,898
Newport Corp. (a)	860	5,831
OSI Systems, Inc. (a)	550	7,618
Park Electrochemical Corp.	750	14,220
PC Connection, Inc. (a)	190	973
Plexus Corp. (a)	1,910	32,375
RadiSys Corp. (a)	20	111
Rofin-Sinar Technologies, Inc. (a)	1,720	35,398
Rogers Corp. (a)	590	16,384
Sanmina-SCI Corp. (a)	11,380	5,349
ScanSource, Inc. (a)	800	15,416
SYNNEX Corp. (a)	1,800	20,394
Tech Data Corp. (a)	1,730	30,863
Technitrol, Inc.	1,620	5,638
Trimble Navigation Ltd. (a)	520	11,237
TTM Technologies, Inc. (a)	2,850	14,849
Universal Display Corp. (a)	90	851
Vishay Intertechnology, Inc. (a)	9,670	33,071
Zygo Corp. (a)	50	346
		584,719
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	220	3,320
Art Technology Group, Inc. (a)	1,660	3,204
AsiaInfo Holdings, Inc. (a)	1,780	21,075
Digital River, Inc. (a)	1,950	48,360
EarthLink, Inc. (a)	3,880	26,229
iMergent, Inc.	320	1,328
Interwoven, Inc. (a)	780	9,828
j2 Global Communications, Inc. (a)	2,600	52,104
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Limelight Networks, Inc. (a)	40	$ 98
LoopNet, Inc. (a)	1,060	7,229
Marchex, Inc. Class B	1,140	6,646
ModusLink Global Solutions, Inc. (a)	990	2,861
Move, Inc. (a)	360	576
NaviSite, Inc. (a)	300	120
NIC, Inc.	1,200	5,520
Open Text Corp. (a)	1,620	49,251
Perficient, Inc. (a)	210	1,004
RealNetworks, Inc. (a)	1,400	4,942
S1 Corp. (a)	3,500	27,615
Sohu.com, Inc. (a)	170	8,048
SonicWALL, Inc. (a)	2,020	8,040
Soundbite Communications, Inc. (a)	400	516
Switch & Data Facilities Co., Inc. (a)	310	2,291
The Knot, Inc. (a)	400	3,328
TheStreet.com, Inc.	450	1,305
United Online, Inc.	3,252	19,740
ValueClick, Inc. (a)	4,420	30,233
VeriSign, Inc. (a)	300	5,724
Vignette Corp. (a)	1,670	15,715
VistaPrint Ltd. (a)	390	7,258
Vocus, Inc. (a)	510	9,287
Zix Corp. (a)	330	393
		383,188
IT Services - 2.1%
Acxiom Corp.	4,790	38,847
Ciber, Inc. (a)	4,200	20,202
Computer Sciences Corp. (a)	300	10,542
Convergys Corp. (a)	7,010	44,934
CSG Systems International, Inc. (a)	2,220	38,783
DST Systems, Inc. (a)	100	3,798
Euronet Worldwide, Inc. (a)	330	3,831
ExlService Holdings, Inc. (a)	400	3,428
Forrester Research, Inc. (a)	600	16,926
Gartner, Inc. Class A (a)	800	14,264
Global Cash Access Holdings, Inc. (a)	1,700	3,774
Hackett Group, Inc. (a)	110	321
Heartland Payment Systems, Inc.	410	7,175
Hewitt Associates, Inc. Class A (a)	300	8,514
iGate Corp. (a)	970	6,315
infoGROUP, Inc.	500	2,370
Integral Systems, Inc. (a)	1,090	13,135
Mastech Holdings, Inc. (a)	13	31
Maximus, Inc.	170	5,969
NCI, Inc. Class A (a)	270	8,135
Ness Technologies, Inc. (a)	590	2,525
NeuStar, Inc. Class A (a)	1,330	25,443
Online Resources Corp. (a)	30	142
Perot Systems Corp. Class A (a)	2,760	37,729
RightNow Technologies, Inc. (a)	1,370	10,590

	Shares	Value
Sapient Corp. (a)	5,440	$ 24,154
Syntel, Inc.	170	3,930
Teletech Holdings, Inc. (a)	2,550	21,293
TNS, Inc. (a)	20	188
Total System Services, Inc.	340	4,760
Unisys Corp. (a)	7,780	6,613
Wright Express Corp. (a)	290	3,654
		392,315
Office Electronics - 0.2%
Xerox Corp.	1,270	10,122
Zebra Technologies Corp. Class A (a)	1,430	28,972
		39,094
Semiconductors & Semiconductor Equipment - 5.7%
Actel Corp. (a)	1,440	16,877
Advanced Analogic Technologies, Inc. (a)	70	211
Advanced Energy Industries, Inc. (a)	2,180	21,691
Advanced Micro Devices, Inc. (a)	770	1,663
Amkor Technology, Inc. (a)	11,290	24,612
Analog Devices, Inc.	650	12,363
Applied Micro Circuits Corp. (a)	2,540	9,982
Atheros Communications, Inc. (a)	760	10,876
Atmel Corp. (a)	17,910	56,058
ATMI, Inc. (a)	1,580	24,379
Broadcom Corp. Class A (a)	710	12,049
Brooks Automation, Inc. (a)	2,990	17,372
Cabot Microelectronics Corp. (a)	1,110	28,938
Cirrus Logic, Inc. (a)	3,210	8,603
Cohu, Inc.	580	7,047
Conexant Systems, Inc. (a)	520	356
Cymer, Inc. (a)	1,070	23,444
DSP Group, Inc. (a)	550	4,411
Entegris, Inc. (a)	8,580	18,790
Exar Corp. (a)	1,170	7,804
Fairchild Semiconductor International, Inc. (a)	7,960	38,924
FEI Co. (a)	460	8,676
Integrated Device Technology, Inc. (a)	9,290	52,117
Intellon Corp.	500	1,255
International Rectifier Corp. (a)	1,080	14,580
Intersil Corp. Class A	2,350	21,597
IXYS Corp.	610	5,039
KLA-Tencor Corp.	290	6,319
Kulicke & Soffa Industries, Inc. (a)	570	969
Lattice Semiconductor Corp. (a)	6,130	9,256
LSI Corp. (a)	5,730	18,852
Marvell Technology Group Ltd. (a)	1,970	13,140
Mattson Technology, Inc. (a)	310	437
MEMC Electronic Materials, Inc. (a)	470	6,712
Micrel, Inc.	3,690	26,974
Microtune, Inc. (a)	400	816
MKS Instruments, Inc. (a)	2,910	43,039
Monolithic Power Systems, Inc. (a)	1,790	22,572
National Semiconductor Corp.	410	4,129
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Netlogic Microsystems, Inc. (a)	960	$ 21,130
Novellus Systems, Inc. (a)	2,040	25,174
NVIDIA Corp. (a)	890	7,182
Omnivision Technologies, Inc. (a)	2,120	11,130
ON Semiconductor Corp. (a)	2,060	7,004
Pericom Semiconductor Corp. (a)	1,830	10,028
PMC-Sierra, Inc. (a)	8,280	40,241
RF Micro Devices, Inc. (a)	8,420	6,568
Rudolph Technologies, Inc. (a)	150	530
Semtech Corp. (a)	3,560	40,121
Silicon Image, Inc. (a)	5,340	22,428
Silicon Laboratories, Inc. (a)	1,740	43,117
Silicon Storage Technology, Inc. (a)	1,870	4,282
Skyworks Solutions, Inc. (a)	6,930	38,392
Spansion, Inc. Class A (a)	280	53
Standard Microsystems Corp. (a)	840	13,726
Supertex, Inc. (a)	610	14,646
Techwell, Inc. (a)	170	1,105
Teradyne, Inc. (a)	9,400	39,668
Tessera Technologies, Inc. (a)	140	1,663
TriQuint Semiconductor, Inc. (a)	2,250	7,740
Ultra Clean Holdings, Inc. (a)	110	221
Ultratech, Inc. (a)	1,400	16,744
Varian Semiconductor Equipment Associates, Inc. (a)	1,150	20,838
Veeco Instruments, Inc. (a)	2,190	13,885
Verigy Ltd. (a)	1,510	14,526
Volterra Semiconductor Corp. (a)	1,850	13,228
Zoran Corp. (a)	1,160	7,923
		1,046,222
Software - 3.3%
Actuate Corp. (a)	75	222
Advent Software, Inc. (a)	210	4,194
ArcSight, Inc.	40	320
Aspen Technology, Inc. (a)	2,450	18,179
Autodesk, Inc. (a)	550	10,808
Blackbaud, Inc.	230	3,105
Bottomline Technologies, Inc. (a)	280	1,988
Cadence Design Systems, Inc. (a)	8,300	30,378
CommVault Systems, Inc. (a)	190	2,548
Compuware Corp. (a)	2,000	13,500
DemandTec, Inc. (a)	90	726
Double-Take Software, Inc. (a)	180	1,615
EPIQ Systems, Inc. (a)	840	14,036
FactSet Research Systems, Inc.	100	4,424
Fair Isaac Corp.	3,110	52,435
FalconStor Software, Inc. (a)	350	973
i2 Technologies, Inc. (a)	180	1,150
Interactive Intelligence, Inc. (a)	350	2,244
Jack Henry & Associates, Inc.	250	4,853
JDA Software Group, Inc. (a)	1,700	22,321

	Shares	Value
Kenexa Corp. (a)	710	$ 5,666
Lawson Software, Inc. (a)	950	4,503
Manhattan Associates, Inc. (a)	1,440	22,766
Mentor Graphics Corp. (a)	2,720	14,062
MICROS Systems, Inc. (a)	570	9,302
MicroStrategy, Inc. Class A (a)	500	18,565
MSC.Software Corp. (a)	340	2,271
Net 1 UEPS Technologies, Inc. (a)	2,390	32,743
NetScout Systems, Inc. (a)	860	7,413
Nuance Communications, Inc. (a)	110	1,140
Parametric Technology Corp. (a)	3,610	45,667
Pegasystems, Inc.	270	3,337
Phoenix Technologies Ltd. (a)	110	385
Progress Software Corp. (a)	910	17,527
PROS Holdings, Inc. (a)	90	518
Quest Software, Inc. (a)	3,370	42,428
Radiant Systems, Inc. (a)	1,120	3,774
Renaissance Learning, Inc.	10	90
Smith Micro Software, Inc. (a)	480	2,669
Solera Holdings, Inc. (a)	90	2,169
SPSS, Inc. (a)	660	17,794
Sybase, Inc. (a)	420	10,403
Symyx Technologies, Inc. (a)	160	950
Synchronoss Technologies, Inc. (a)	700	7,462
Synopsys, Inc. (a)	280	5,186
Take-Two Interactive Software, Inc.	2,190	16,556
Taleo Corp. Class A (a)	890	6,969
The9 Ltd. sponsored ADR (a)	80	1,066
TIBCO Software, Inc. (a)	10,800	56,052
Tyler Technologies, Inc. (a)	1,250	14,975
Ultimate Software Group, Inc. (a)	230	3,358
Wind River Systems, Inc. (a)	4,310	38,919
		606,704
TOTAL INFORMATION TECHNOLOGY		3,927,969
MATERIALS - 5.7%
Chemicals - 2.7%
A. Schulman, Inc.	1,250	21,250
American Vanguard Corp.	200	2,340
Arch Chemicals, Inc.	10	261
Ashland, Inc.	3,543	37,237
Balchem Corp.	320	7,971
Cabot Corp.	250	3,825
Calgon Carbon Corp. (a)	900	13,824
Celanese Corp. Class A	140	1,740
CF Industries Holdings, Inc.	220	10,815
Chemtura Corp.	12,930	18,102
Cytec Industries, Inc.	480	10,186
Eastman Chemical Co.	140	4,439
Ferro Corp.	2,350	16,568
GenTek, Inc. (a)	80	1,204
H.B. Fuller Co.	2,250	36,270
ICO, Inc. (a)	830	2,623
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Innophos Holdings, Inc.	1,120	$ 22,187
Innospec, Inc.	1,170	6,891
Koppers Holdings, Inc.	1,500	32,430
Landec Corp. (a)	640	4,211
LSB Industries, Inc. (a)	560	4,659
Minerals Technologies, Inc.	540	22,086
NewMarket Corp.	590	20,597
NOVA Chemicals Corp.	3,000	14,424
Olin Corp.	2,160	39,053
OM Group, Inc. (a)	1,100	23,221
Penford Corp.	40	405
PolyOne Corp. (a)	4,530	14,270
Quaker Chemical Corp.	410	6,745
Rockwood Holdings, Inc. (a)	1,060	11,448
ShengdaTech, Inc. (a)	180	634
Spartech Corp.	1,220	7,637
Stepan Co.	310	14,567
Terra Industries, Inc.	990	16,503
Valhi, Inc.	30	321
Valspar Corp.	1,120	20,261
W.R. Grace & Co. (a)	270	1,612
Zep, Inc.	1,190	22,979
Zoltek Companies, Inc. (a)	720	6,473
		502,269
Construction Materials - 0.1%
Headwaters, Inc. (a)	2,890	19,508
Containers & Packaging - 0.5%
Myers Industries, Inc.	1,300	10,400
Packaging Corp. of America	50	673
Rock-Tenn Co. Class A	660	22,559
Sealed Air Corp.	260	3,884
Smurfit-Stone Container Corp. (a)	7,590	1,935
Sonoco Products Co.	330	7,643
Temple-Inland, Inc.	7,110	34,128
		81,222
Metals & Mining - 1.9%
A.M. Castle & Co.	1,040	11,263
AK Steel Holding Corp.	3,470	32,340
Allegheny Technologies, Inc.	260	6,638
Amerigo Resources Ltd.	2,900	906
Brush Engineered Materials, Inc. (a)	910	11,575
Carpenter Technology Corp.	2,330	47,858
Century Aluminum Co. (a)	3,110	31,100
Farallon Resources Ltd. (a)	3,700	456
General Steel Holdings, Inc. (a)	420	1,676
Haynes International, Inc. (a)	550	13,541
Hecla Mining Co. (a)	4,120	11,536
Kaiser Aluminum Corp.	350	7,882
Olympic Steel, Inc.	820	16,703

	Shares	Value
Redcorp Ventures Ltd. (a)	16,500	$ 542
Redcorp Ventures Ltd. warrants 7/10/09 (a)	8,250	21
Reliance Steel & Aluminum Co.	950	18,943
RTI International Metals, Inc. (a)	1,930	27,618
Schnitzer Steel Industries, Inc. Class A	1,470	55,346
Sims Metal Management Ltd. sponsored ADR	2,026	25,163
Stillwater Mining Co. (a)	790	3,903
Sutor Technology Group Ltd. (a)	40	92
United States Steel Corp.	170	6,324
Universal Stainless & Alloy Products, Inc. (a)	140	2,029
Worthington Industries, Inc.	1,760	19,395
Yamana Gold, Inc.	223	1,732
		354,582
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)	1,430	5,205
Clearwater Paper Corp. (a)	120	1,007
Deltic Timber Corp.	100	4,552
Domtar Corp. (a)	6,410	10,705
Glatfelter	1,670	15,531
International Paper Co.	830	9,794
Louisiana-Pacific Corp.	2,530	3,947
MeadWestvaco Corp.	280	3,133
Mercer International, Inc. (SBI) (a)	330	634
Neenah Paper, Inc.	350	3,094
Schweitzer-Mauduit International, Inc.	390	7,808
Verso Paper Corp.	100	103
Wausau-Mosinee Paper Corp.	2,250	25,628
		91,141
TOTAL MATERIALS		1,048,722
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
Alaska Communication Systems Group, Inc.	940	8,817
Atlantic Tele-Network, Inc.	500	13,275
Cbeyond, Inc. (a)	680	10,866
Cincinnati Bell, Inc. (a)	13,350	25,766
Cogent Communications Group, Inc. (a)	1,180	7,705
Embarq Corp.	600	21,576
General Communications, Inc. Class A (a)	500	4,045
Global Crossing Ltd. (a)	640	5,082
Iowa Telecommunication Services, Inc.	1,460	20,849
NTELOS Holdings Corp.	1,950	48,087
PAETEC Holding Corp. (a)	310	446
Premiere Global Services, Inc. (a)	4,940	42,533
Qwest Communications International, Inc.	2,650	9,646
tw telecom, inc. (a)	4,730	40,063
		258,756
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Centennial Communications Corp. Class A (a)	5,860	$ 47,232
ICO Global Communications Holdings Ltd. Class A (a)	250	283
IPCS, Inc. (a)	540	3,704
NII Holdings, Inc. (a)	260	4,727
Syniverse Holdings, Inc. (a)	2,140	25,552
Telephone & Data Systems, Inc.	200	6,350
U.S. Cellular Corp. (a)	200	8,648
USA Mobility, Inc.	1,020	11,801
		108,297
TOTAL TELECOMMUNICATION SERVICES		367,053
UTILITIES - 0.5%
Gas Utilities - 0.1%
Laclede Group, Inc.	150	7,026
Northwest Natural Gas Co.	30	1,327
WGL Holdings, Inc.	480	15,691
		24,044
Independent Power Producers & Energy Traders - 0.1%
Canadian Hydro Developers, Inc. (a)	900	2,204
Mirant Corp. (a)	320	6,038
		8,242
Multi-Utilities - 0.2%
Avista Corp.	1,300	25,194
CH Energy Group, Inc.	300	15,417
		40,611

	Shares	Value
Water Utilities - 0.1%
Cascal BV	1,240	$ 4,985
SJW Corp.	440	13,174
		18,159
TOTAL UTILITIES		91,056
TOTAL COMMON STOCKS (Cost $26,637,194)		18,309,866
Money Market Funds - 1.0%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $189,951)	189,951	189,951
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $26,827,145)	18,499,817
NET OTHER ASSETS - (0.1)%	(27,263)
NET ASSETS - 100%	$ 18,472,554
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,499,817	$ 18,499,796	$ 21	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $3,342,872 of which $575,464 and $2,767,408 will expire on December 31, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $554,812 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,827,145)		$ 18,499,817
Receivable for investments sold		333,666
Receivable for fund shares sold		18,173
Dividends receivable		18,141
Total assets		18,869,797

Liabilities
Payable for investments purchased	$ 210,743
Payable for fund shares redeemed	172,084
Accrued management fee	11,504
Other affiliated payables	2,912
Total liabilities		397,243

Net Assets		$ 18,472,554
Net Assets consist of:
Paid in capital		$ 30,909,614
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,109,852)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(8,327,208)
Net Assets		$ 18,472,554

Statement of Assets and Liabilities - continued

December 31, 2008

Initial Class: Net Asset Value, offering price and redemption price per share ($8,943,603 ÷ 1,614,565 shares)	$ 5.54

Investor Class: Net Asset Value, offering price and redemption price per share ($9,528,951 ÷ 1,719,816 shares)	$ 5.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2008

Investment Income
Dividends		$ 239,459
Interest		4,328
Total income		243,787

Expenses
Management fee	$ 170,253
Transfer agent fees	17,670
Accounting fees and expenses	8,077
Independent trustees' compensation	18,383
Total expenses		214,383
Net investment income (loss)		29,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,193,505)
Foreign currency transactions	(115)
Total net realized gain (loss)		(3,193,620)
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,989,290)
Assets and liabilities in foreign currencies	120
Total change in net unrealized appreciation (depreciation)		(6,989,170)
Net gain (loss)		(10,182,790)
Net increase (decrease) in net assets resulting from operations		$ (10,153,386)

Statement of Changes in Net Assets

	Year ended December 31, 2008	For the period April 27, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,404	$ 25,645
Net realized gain (loss)	(3,193,620)	(915,911)
Change in net unrealized appreciation (depreciation)	(6,989,170)	(1,338,038)
Net increase (decrease) in net assets resulting from operations	(10,153,386)	(2,228,304)
Distributions to shareholders from net investment income	(49,885)	(28,626)
Share transactions - net increase (decrease)	6,551,816	24,380,939
Total increase (decrease) in net assets	(3,651,455)	22,124,009

Net Assets
Beginning of period	22,124,009	-
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $251, respectively)	$ 18,472,554	$ 22,124,009

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.02
Net realized and unrealized gain (loss)	(3.49)	(.97)
Total from investment operations	(3.47)	(.95)
Distributions from net investment income	(.02)	(.02)
Net asset value, end of period	$ 5.54	$ 9.03
Total Return B, C	(38.42)%	(9.54)%
Ratios to Average Net Assets F
Expenses before reductions	.95%	.95% A
Expenses net of fee waivers, if any	.95%	.95% A
Expenses net of all reductions	.95%	.95% A
Net investment income (loss)	.22%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,944	$ 10,239
Portfolio turnover rate	132%	120% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 27, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.01
Net realized and unrealized gain (loss)	(3.49)	(.97)
Total from investment operations	(3.48)	(.96)
Distributions from net investment income	(.01)	(.01)
Net asset value, end of period	$ 5.54	$ 9.03
Total Return B, C	(38.53)%	(9.62)%
Ratios to Average Net Assets F
Expenses before reductions	1.10%	1.10% A
Expenses net of fee waivers, if any	1.10%	1.10% A
Expenses net of all reductions	1.10%	1.10% A
Net investment income (loss)	.07%	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,529	$ 11,885
Portfolio turnover rate	132%	120% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 27, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Strategic Advisers Small Cap Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers Initial Class shares and Investor Class shares, each of which has equal voting rights to assets and voting privileges. Each class has exclusive voting rights with respect to the matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 850,486
Unrealized depreciation	(9,389,864)
Net unrealized appreciation (depreciation)	(8,539,378)
Capital loss carryforward	(3,342,872)

Cost for federal income tax purposes	$ 27,039,195

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 49,885	$ 28,626

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,134,697 and $27,574,508, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .82% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .95% and 1.10% of Initial Class' and Investor Class' average net assets, respectively. For the period ended December 31, 2008, the Fund only accrued management fees, accounting fees, Investor Class' transfer agent fees, a portion of Trustees' compensation and a portion of Initial Class' transfer agent fees. The Fund did not accrue custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Sub-Adviser. OppenheimerFunds, Inc. (Oppenheimer), serves as sub-adviser for the Fund. Oppenheimer provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .07% and .15% of average net assets for the Initial Class and Investor Class, respectively. Prior to February 1, 2008, FIIOC received an asset-based fee of .18% of average net assets for the Investor Class. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at the annual rate of .00% and .15% (.03% and .18% prior to February 1, 2008), respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Initial Class	$ 239.00
Investor Class	17,431.15
	$ 17,670

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007A
From net investment income
Initial Class	$ 32,761	$ 18,082
Investor Class	17,124	10,544
Total	$ 49,885	$ 28,626

A For the period April 27, 2007 (commencement of operations) to December 31, 2007.

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007A	2008	2007A
Initial Class
Shares sold	623,998	1,193,076	$ 4,343,656	$ 11,900,081
Reinvestment of distributions	6,240	1,989	32,761	18,082
Shares redeemed	(149,831)	(60,907)	(1,058,071)	(589,679)
Net increase (decrease)	480,407	1,134,158	$ 3,318,346	$ 11,328,484
Investor Class
Shares sold	627,501	1,384,496	$ 4,773,229	$ 13,708,213
Reinvestment of distributions	3,262	1,161	17,124	10,544
Shares redeemed	(227,540)	(69,064)	(1,556,883)	(666,302)
Net increase (decrease)	403,223	1,316,593	$ 3,233,470	$ 13,052,455

A For the period April 27, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Fidelity Strategic Advisers Small Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Advisers Small Cap Portfolio (a fund of Fidelity Rutland Square Trust II) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Advisers Small Cap Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Howard E. Cox, Jr., Boyce I. Greer, and Karen Kaplan, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee nine funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees 18 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (47)

Year of Election or Appointment: 2006

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research (1994-present) and a Director of Zipcar, Inc. (2003-
present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEIGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004).

Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Mr. Cox serves as a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-
present). Previously, Mr. Cox served as a member of the Board of Directors of Centene Corp. (healthcare services, 1993-2003). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Ralph F. Cox (76)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Mr. Cox is a Director of CH2M Hill Companies (engineering, 1981-present) and Abraxas Petroleum (exploration and production, 1999-present). Mr. Cox is a member of the Advisory Boards of Texas A&M University (1982-present) and the University of Texas at Austin (1983-present). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., (advertising and specialized marketing, 2007-present). Mr. Kaplan has served in various capacities at the firm since 1982. Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006).

Executive Officers**:

Correspondence intended for each executive officer and Mr. Murphy may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephen D. Fisher (46)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of Strategic Advisers Small Cap. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (53)

Year of Election or Appointment: 2007

President and Treasurer of Strategic Advisers Small Cap. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of Fidelity Investments.

Charles V. Senatore (54)

Year of Election or Appointment: 2007

Chief Compliance Officer of Strategic Advisers Small Cap. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

Holly C. Laurent (54)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of Strategic Advisers Small Cap. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2007

Chief Financial Officer (CFO) of Strategic Advisers Small Cap. Mr. Christian also serves as CFO of other Fidelity funds (2008-present). Mr. Christian is a Senior Vice President for Fidelity Pricing & Cash Management Services (FPCMS) (2004-present) and Vice President (2003-2004). Prior to joining Fidelity Investments, Mr. Christian was a Senior Vice President at Scudderkemper Investments (2000-2003).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of Strategic Advisers Small Cap. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 100% of dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

OppenheimerFunds, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

F-SCV-INV-ANN-0209
1.891043.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2008, Fidelity Rutland Square Trust II (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has not designated an audit committee financial expert. Given the nature of the trust's series (Fidelity Strategic Advisers Mid Cap Value Portfolio and Fidelity Strategic Advisers Small Cap Portfolio, collectively, the "Funds"), the registrant has concluded that the services of a financial expert are not required at this point. Some of the reasons for determining that an audit committee financial expert is not necessary are the following: (i) the Audit Committee's expected access to the Funds' Treasurer, Chief Financial Officer, independent accountants and legal counsel; (ii) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees; (iii) the limited number of funds currently offered by the trust and the still relatively small size of each Fund; and (iv) the Funds' structure as underlying investment options for separate accounts of insurance companies.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to the Funds:

Services Billed by PwC

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Advisers Mid Cap Value Portfolio	$42,000	$-	$4,300	$-
Fidelity Strategic Advisers Small Cap Portfolio	$42,000	$-	$4,300	$-

December 31, 2007 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Advisers Mid Cap Value Portfolio	$32,000	$-	$13,100	$200
Fidelity Strategic Advisers Small Cap Portfolio	$32,000	$-	$13,100	$200

A Amounts may reflect rounding.

B Fidelity Strategic Advisers Mid Cap Value Portfolio and Fidelity Strategic Advisers Small Cap Portfolio commenced operations on April 26, 2007 and April 27, 2007, respectively.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2008A	December 31, 2007A,B
Audit-Related Fees	$2,340,000	$-
Tax Fees	$2,000	$-
All Other Fees	$190,000	$215,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for assurance services provided to the Fund or Fund Service Provider that relate directly to the operations and financial reporting of the Fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2008 A	December 31, 2007 A,B
PwC	$2,960,000	$550,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and their related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee quarterly.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	March 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	March 9, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	March 9, 2009